As filed with the Securities and Exchange Commission on March 9, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09303 & 811-09923
Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

(Exact name of registrant as specified in charter)
555 Taxter Road, Suite 175
Elmsford, NY 10523

(Address of principal executive offices) (Zip code)
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)
(800) 930-3828

Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2008
Date of reporting period: December 31, 2008

Item 1. Reports to Stockholders.

December 31, 2008 www.kineticsfunds.com

Annual Report

The Internet Fund
 The Global Fund
 The Paradigm Fund
 The Medical Fund
 The Small Cap Opportunities Fund
 The Kinetics Government Money Market Fund
 The Market Opportunities Fund
 The Water Infrastructure Fund
 The Multi-Disciplinary Fund

LOGO Each a series of Kinetics Mutual Funds, Inc.

(Kinetics Mutual Funds, Inc. Logo)

KINETICS MUTUAL FUNDS, INC.

December 31, 2008

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds’ Annual Report for the period ended December 31, 2008. On balance, the Kinetics Family of Mutual Funds had disappointing results for 2008, with declines in the no-load classes of 53.17% for the Paradigm Fund, 57.88% for the Small-Cap Opportunities Fund, 54.82% for the Market Opportunities Fund, 42.24% for the Internet Fund, and 50.72% for the Global Fund. Our Medical Fund had a modest decline of 20.42%, the Water Infrastructure Fund declined by 25.17%, and the Multi-Disciplinary Fund declined by 17.76%. This compares with declines of 37.00% and 40.54% for the S&P 500 Index(1) and the NASDAQ Composite Index(2), respectively.

There are two ways to judge our performance in 2008. The unflattering, and not inaccurate view, is that we did not foresee a near meltdown in the global financial system and remained unhedged and very net long. The only justification we can give for our action is that the operational aspects of our holdings, to a very large degree, did not suffer in a material way. Thus, selling or hedging because everyone else was selling did not seem rational to us. We did, in fact, sell a significant amount of our holdings, but only in order to meet redemption obligations.

The second way to view us is by reference to what has transpired at our companies during 2008. From this standpoint, we believe we have engaged in intelligent inactivity. In our view, there was and remains very little financial risk in our portfolio and a very large percentage of our companies performed quite well operationally. When investment fundamentals are looked at again, and we believe they will once there is equilibrium in the supply/demand for negotiable instruments, our portfolio should rebound. We are very hopeful that the actions of the Federal Reserve will take hold and allow investors to assess risk on a more logical basis. It seems inconceivable to us that the Federal Reserve’s actions will not ultimately bring about a more benign investment climate. We believe the infusion of sufficient funds should eventually create asset inflation. Further, Governments have announced fiscal stimulus plans amounting to over $1.5 trillion, and these should help stimulate economic activities. Thus, while we believe the economic numbers will certainly get worse in the coming months, we also believe the capital markets should eventually respond to these positive developments.

We continue to inform our shareholders through our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following Funds to investors:

The Paradigm Fund focuses on companies that currently have, or which should soon have, sustainable high returns on equity.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long- term investment results.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

The Internet Fund is a sector fund that focuses on companies engaged in the evolution of Internet-related developments. As such, this Fund has been, and is likely to continue to be, quite volatile.

The Global Fund’s mandate was changed in March 2008 to focus on U.S. and foreign investments, currently with particular emphasis on China and other Asian markets.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume, such as publicly-traded exchanges, or that act as facilitators, such as gaming companies, airports and publicly-traded toll roads.

The Water Infrastructure Fund is a sector fund that invests in global companies engaged in water infrastructure and water-specific natural resources, as well as related activities.

The Multi-Disciplinary Fund utilizes a two part investment strategy, which includes fixed income securities and derivative components. The derivative component generally involves selling written equity put options.

The Kinetics Government Money Market Fund is a short-term investment vehicle that provides a useful service for those participating in our equity product offerings.

Peter B. Doyle
President
Kinetics Mutual Funds, Inc.

(1)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.
(2)	The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

Dear Fellow Shareholders,

If I were an investor in a fund whose performance was down substantially more than the market, which was the case for most of our funds (notable exceptions, the Medical Fund, the Water Infrastructure Fund and the Multi-Disciplinary Funds) I would like at least two questions answered. First, has the investment adviser lost its way? That is, does the adviser see the world in a way that has been eclipsed by events, such that the fund(s) will not make a comeback? Second, did the adviser fail to recognize an overvalued situation and fail to take action?

The majority of the underperformance in our funds can be traced to our higher level of exposure to financial stocks and emerging markets. In the case of our financial positions, we did not, for the most part, own those investments that used excessive leverage or that had their operations experience significant duress during 2008. Furthermore, the vast majority of our companies did not and do not need to access capital for their future operations. This, however, did not seem to matter, as we believe it was a case of investors throwing the baby out with the bath water. The general attitude was that if it was connected to the financial industry, the stock should be sold.

Moreover, the whole notion of geographic diversification and non-codependent businesses did not provide protection in 2008, as the market was not driven by fundamentals. The year 2008 was quite different than the 2000 to 2002 decline, which was driven by fundamentals. Many emerging markets sold off earlier and more aggressively than the United States, even though the origination of the crisis was domestic. Our exposure to China, which we believe is in far better fiscal shape to weather this economic storm than is the United States, negatively impacted portfolios as valuations there collapsed to levels that are, in our opinion, irrational given that nation’s long-term economic prospects.

Long before the end of 2007, we reviewed the investment landscape and were well aware of problems in the housing sector. At the end 2007, we were comfortable with the valuations of our companies in comparison to their business prospects. It has been, and remains, our philosophy that we will only act based upon the value we receive or hold versus the prices then available. Selling a great business because its price might decline or shorting it because the market might decline in the next month is not, in our opinion, a successful approach and, thus, is not a feasible modus operandi for us.

For much of 2008, the economic weakness in the United States could be directly linked to the housing market and its related supply/demand imbalances. For many years the nation’s housing inventory had been expanding well in excess of its natural demand. We believe that while the decline in housing (as credit dried up) was having its effect on the capital markets, it was not an economic catastrophe. During the middle part of September, however, with the allowed demise of Lehman Brothers, the near demise of American International Group, and the breaking of the buck by the Reserve Primary Fund, a money market fund, we believe the global financial system experienced a near meltdown and from that point forward, the economic fallout has been extremely traumatic.

In such a financial crisis, there is an overwhelming demand for liquidity or risk-free assets, such as cash and United States Treasuries. This demand for cash and safety overwhelms the usually higher demand for potentially more profitable securities, such as stocks and corporate bonds. In fact, cash is frequently raised through the sale of these negotiable instruments. If Goldman Sachs and Morgan Stanley, for example, have to de-lever their balances sheets in order to remain viable institutions, they will be forced to sell whatever they can, almost without regard to valuation or expected return. While this process is not illogical in and of itself, it does create anomalies in the pricing of assets, which we perceive to be an incredible opportunity.

The recent response by the U.S. Government, particularly the Federal Reserve Bank, has been to purchase negotiable instruments. Since September 30, 2008, the Federal Reserve has expanded its balance sheet from $937 billion to over $2.2 trillion. It has in place additional programs to bring the spending to over $3 trillion in short order. The actions of the government are without precedent. Since this massive buying spree began in earnest, non-Treasury fixed income markets have rallied, and the equity markets have somewhat stabilized. In our opinion, the changes can be explained by basic economics.

Negotiable instruments have behaved more favorably recently because the supply/demand imbalance is being corrected. It appears to us that the government will not stop its purchases until a more normalized environment ensues.

However, stocks still compete against other assets, and we believe the high yields on convertible bonds, municipal bonds and corporate bonds will make a sustained rally in equities unlikely until the credit spreads between Treasuries and non-Treasury fixed income tighten. Fortunately, this process can happen relatively quickly, and we believe the stock market is likely to discount an economic recovery long before it is reported in the underlying statistics, which are likely to get worse before they get better.

There are two ways to describe our 2008 investment performance. The first and more painful method (which is ultimately less useful) is to look at the absolute numbers, and for our funds the picture was not sanguine. This, however, only describes the price behavior, which in the shorter term is determined by emotions and liquidity needs. The second and more appropriate view, in our opinion, is to focus on the business returns of the companies whose shares we own on your behalf. By and large, we believe our companies have performed, within the context of the economic environment in which they operate, quite well. In fact, we believe the dislocation between equity prices and the fundamentals of the companies we own has created tremendous opportunity. Consequently, we have not engineered a large-scale reshuffling of our holdings, as we believe the price behavior of the companies in our portfolios was primarily the result of a quest for liquidity. While the stock prices of many of our holdings suggest that they are going out of business, we firmly believe that those companies that have held up well operationally are likely to be bid up the most aggressively.

We thank you for your continued support and appreciate your patience in these trying times.

Peter B. Doyle
Chief Investment Strategist

Disclosure
This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment program, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because the Funds [other than The Global Fund, The Paradigm Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund, The Kinetics Government Money Market Fund and The Multi-Disciplinary Fund] invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet and biotechnology stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries and have experienced extreme price and volume fluctuations. International investing [for The Global Fund, The Water Infrastructure Fund, The Paradigm Fund, The Market Opportunities Fund, The Small Cap Opportunities Fund and The Internet Fund] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share price for these Funds is expected to be more volatile than that of a U.S.-only fund. Past performance is no guarantee of future performance.

As of March 14, 2008, The Global Fund, formerly known as the Internet Emerging Growth Fund, changed its name and investment mandate.

Because smaller companies [for The Global Fund, The Small Cap Opportunities Fund and the Water Infrastructure Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for the Multi-Disciplinary Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the Funds in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

As non-diversified [other than The Kinetics Government Money Market Fund] Funds, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies.

An investment in the Kinetics Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The Nasdaq Composite (NASDAQ) and the Standard & Poor’s 500 Index (S&P 500) each represent an unmanaged, broad-basket of stocks. They are typically used as a proxy for overall market performance.

Distributor:  Kinetics Funds Distributor, Inc. is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor, Inc. is an affiliate of Kinetics Asset Management, Inc., Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com.

January 1, 2009 — Kinetics Asset Management, Inc.

How a $10,000 Investment Has Grown:

The charts show the growth of a $10,000 investment in the Feeder Funds as compared to the performance of two representative market indices. The tables below the charts show the average annual total returns on an investment over various periods. Returns for periods greater than one year are average annual total returns. The annual returns assume the reinvestment of all dividends and distributions, however, the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive of future performance. Current performance may be lower or higher than the returns quoted below. The performance data reflects voluntary fee waivers and expense reimbursements made by the Adviser and the returns would have been lower if these waivers and expense reimbursements were not in effect. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original costs.

S&P 500 Index — The S&P 500 Index is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is unmanaged and includes the reinvestment of dividends and does not reflect the payments of transaction costs and advisory fees associated with an investment in the Funds. The securities that comprise the S&P 500 may differ substantially from the securities in the Funds’ portfolios. It is not possible to directly invest in an index.

NASDAQ Composite Index — The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The NASDAQ Composite is unmanaged and does not include the reinvestment of dividends and does not reflect the payment of transaction costs or advisory fees associated with an investment in the Funds. The securities that comprise the NASDAQ Composite may differ substantially from the securities in the Funds’ portfolios. It is not possible to directly invest in an index.

MSCI EAFE Index — The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE is unmanaged and includes the reinvestment of dividends and does not reflect the payment of transaction costs or advisory fees associated with an investment in the Funds. The securities that comprise the MSCI EAFE may differ substantially from the securities in the Funds’ portfolios. It is not possible to directly invest in an index.

The Internet Fund
December 31, 1998 — December 31, 2008

Ended 12/31/2008
		Advisor	Advisor
	No Load	Class A	Class A	Advisor		NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class C	S&P 500	Composite

One Year	−42.24%	−42.37%	−45.69%	−42.67%	−37.00%	−40.54%

Five Years	−1.58%	−1.59%	−2.76%	N/A	−2.19%	−4.67%

Ten Years	3.23%	N/A	N/A	N/A	−1.38%	−3.24%

Since Inception No Load Class (10/21/96)	12.75%	N/A	N/A	N/A	3.73%	2.02%

Since Inception Advisor Class A (4/26/01)	N/A	−1.38%	−2.14%	N/A	−2.20%	−3.26%

Since Inception Advisor Class C (2/16/07)	N/A	N/A	N/A	−16.59%	−20.82%	−21.76%

(1)	Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Global Fund
December 31, 1999 — December 31, 2008*

Ended 12/31/2008
		Advisor		Advisor
	No Load	Class A		Class A		Advisor				NASDAQ
	Class	(No Load)		(Load Adjusted)(1)		Class C		S&P 500		Composite		MSCI EAFE

One Year	−50.72%	N/A		N/A		N/A		−37.00%		−40.54%		−45.09%

Five Years	−7.87%	N/A		N/A		N/A		−2.19%		−4.67%		−0.81%

Since Inception No Load Class (12/31/99)	−12.94%	N/A		N/A		N/A		−3.60%		−10.00%		−3.84%

Since Inception Advisor Class A (5/19/08)	N/A	−47.12	%(2)	−50.18	%(2)	N/A		−35.67	%(2)	−37.32	%(2)	−43.92	%(2)

Since Inception Advisor Class C (5/19/08)	N/A	N/A		N/A		−47.14	%(2)	−35.67	%(2)	−37.32	%(2)	−43.92	%(2)

*	On March 14, 2008, the Internet Emerging Growth Fund changed its investment mandate and name to the Global Fund. Performance of the Internet Emerging Growth Fund is included for the period prior to March 14, 2008.

(1)	Reflects front-end sales charge of 5.75%.

(2)	Not annualized.

Returns for periods greater than one year are average annual total returns.

The Paradigm Fund
December 31, 1999 — December 31, 2008

	Ended 12/31/2008
		Advisor	Advisor
	No Load	Class A	Class A	Advisor	Institutional		NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class C	Class	S&P 500	Composite

One Year	−53.17%	−53.30%	−55.99%	−53.54%	53.11%	−37.00%	−40.54%

Five Years	0.36%	0.05%	−1.12%	−0.44%	N/A	−2.19%	−4.67%

Since Inception No Load Class (12/31/99)	4.78%	N/A	N/A	N/A	N/A	−3.60%	−10.00%

Since Inception Advisor Class A (4/26/01)	N/A	4.75%	3.94%	N/A	N/A	−2.20%	−3.26%

Since Inception Advisor Class C (6/28/02)	N/A	N/A	N/A	4.77%	N/A	0.51%	1.16%

Since Inception Institutional Class (5/27/05)	N/A	N/A	N/A	N/A	−5.43%	−5.68%	−7.35%

(1)	Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Medical Fund
September 30, 1999 — December 31, 2008

	Ended 12/31/2008
		Advisor	Advisor
	No Load	Class A	Class A	Advisor		NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class C	S&P 500	Composite

One Year	−20.42%	−20.49%	−25.05%	−20.97%	37.00%	−40.54%

Five Years	2.30%	2.06%	0.86%	N/A	−2.19%	−4.67%

Since Inception No Load Class (9/30/99)	6.36%	N/A	N/A	N/A	−2.05%	−5.82%

Since Inception Advisor Class A (4/26/01)	N/A	−0.71%	−1.48%	N/A	−2.20%	−3.26%

Since Inception Advisor Class C (2/16/07)	N/A	N/A	N/A	−7.41%	−20.82%	−21.76%

(1)	Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Small Cap Opportunities Fund
March 20, 2000 — December 31, 2008

Ended 12/31/2008
		Advisor	Advisor
	No Load	Class A	Class A	Advisor	Institutional		NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class C	Class	S&P 500	Composite

One Year	−57.88%	−58.00%	−60.41%	−58.20%	57.82%	−37.00%	−40.54%

Five Years	−3.15%	−3.41%	−4.55%	N/A	N/A	−2.19%	−4.67%

Since Inception No Load Class (3/20/00)	4.19%	N/A	N/A	N/A	N/A	−3.62%	−11.50%

Since Inception Advisor Class A (12/31/01)	N/A	−0.40%	−1.23%	N/A	N/A	−1.53%	−2.99%

Since Inception Advisor Class C (2/16/07)	N/A	N/A	N/A	−33.68%	N/A	−20.82%	−21.76%

Since Inception Institutional Class (8/12/05)	N/A	N/A	N/A	N/A	−11.11%	−6.85%	−8.83%

(1)	Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Market Opportunities Fund
January 31, 2006 — December 31, 2008

Ended 12/31/2008
		Advisor	Advisor
	No Load	Class A	Class A	Advisor	Institutional				NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class C	Class		S&P 500		Composite

One Year	−54.82%	−54.91%	−57.51%	−55.13%	N/A		−37.00%		−40.54%

Since Inception No Load Class (1/31/06)	−10.16%	N/A	N/A	N/A	N/A		−9.41%		−12.22%

Since Inception Advisor Class A (1/31/06)	N/A	−10.38%	−12.18%	N/A	N/A		−9.41%		−12.22%

Since Inception Advisor Class C (2/16/07)	N/A	N/A	N/A	−27.14%	N/A		−20.82%		−21.76%

Since Inception Institutional Class (5/19/08)	N/A	N/A	N/A	N/A	−46.77	%(2)	−35.67	%(2)	37.32	%(2)

(1)	Reflects front-end sales charge of 5.75%.

(2)	Not annualized.

Returns for periods greater than one year are average annual total returns.

The Water Infrastructure Fund
June 29, 2007 — December 31, 2008

Ended 12/31/2008
		Advisor	Advisor
	No Load	Class A	Class A	Advisor	Institutional		NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class C	Class	S&P 500	Composite

One Year	−25.17%	−25.37%	−29.66%	−25.79%	−25.05%	−37.00%	−40.54%

Since Inception No Load Class (6/29/07)	−16.07%	N/A	N/A	N/A	N/A	−27.08%	−28.30%

Since Inception Advisor Class A (6/29/07)	N/A	−16.26%	−19.49%	N/A	N/A	27.08%	−28.30%

Since Inception Advisor Class C (6/29/07)	N/A	N/A	N/A	−16.69%	N/A	−27.08%	−28.30%

Since Inception Institutional Class (6/29/07)	N/A	N/A	N/A	N/A	−15.91%	−27.08%	−28.30%

(1)	Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Multi-Disciplinary Fund
February 11, 2008 — December 31, 2008

Ended 12/31/2008
			Advisor		Advisor
	No Load		Class A		Class A		Advisor		Institutional				NASDAQ
	Class		(No Load)		(Load Adjusted)(1)		Class C		Class		S&P 500		Composite

Since Inception No Load Class (2/11/08)	−17.76	%(2)	N/A		N/A		N/A		N/A		31.06	%(2)	−32.03	%(2)

Since Inception Advisor Class A (2/11/08)	N/A		−17.97	%(2)	−22.69	%(2)	N/A		N/A		−31.06	%(2)	−32.03	%(2)

Since Inception Advisor Class C (2/11/08)	N/A		N/A		N/A		−18.30	%(2)	N/A(2)		−31.06	%(2)	−32.03	%(2)

Since Inception Institutional Class (2/11/08)	N/A		N/A		N/A		N/A		−17.65	%(2)	31.06	%(2)	−32.03	%(2)

(1)	Reflects front-end sales charge of 5.75%.

(2)	Not annualized.

Returns for periods greater than one year are average annual total returns.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Expense Example
December 31, 2008

Shareholders incur two type of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by the Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on July 1, 2008 and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all of its investable assets in a corresponding Master Portfolio, a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. The Adviser for the Master Portfolios has directed a certain amount of the Master Portfolio’s trades to brokers believed to provide the best execution and, as a result, the Master Portfolios have generated direct brokerage credits to reduce certain service provider fees. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between the Feeder Fund and any other series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders.

You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Feeder Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight one’s ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. In if these transactional costs were included, one’s costs would have been higher.

Expense Example

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period*
	(7/1/08)	(12/31/08)	Expense Ratio	(7/1/08 to 12/31/08)

The Internet Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$721.86	2.11%	$9.13
No Load Class Actual — after expense reimbursement	$1,000.00	$721.86	1.90%	$8.22
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.53	2.11%	$10.68
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.58	1.90%	$9.63
Advisor Class A Actual — before expense reimbursement	$1,000.00	$721.28	2.36%	$10.21
Advisor Class A Actual — after expense reimbursement	$1,000.00	$721.28	2.15%	$9.30
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.27	2.36%	$11.94
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.33	2.15%	$10.89
Advisor Class C Actual — before expense reimbursement	$1,000.00	$719.18	2.86%	$12.36
Advisor Class C Actual — after expense reimbursement	$1,000.00	$719.18	2.65%	$11.45
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,010.76	2.86%	$14.46
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,011.81	2.65%	$13.40
The Global Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$643.97	6.65%	$27.48
No Load Class Actual — after expense reimbursement	$1,000.00	$643.97	1.40%	$5.79
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$991.70	6.65%	$33.29
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,018.10	1.40%	$7.10
Advisor Class A Actual — before expense reimbursement	$1,000.00	$643.01	8.16%	$33.70
Advisor Class A Actual — after expense reimbursement	$1,000.00	$643.01	1.65%	$6.81
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$984.11	8.16%	$40.70

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period*
	(7/1/08)	(12/31/08)	Expense Ratio	(7/1/08 to 12/31/08)

Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.84	1.65%	$8.36
Advisor Class C Actual — before expense reimbursement	$1,000.00	$642.74	7.39%	$30.52
Advisor Class C Actual — after expense reimbursement	$1,000.00	$642.74	2.15%	$8.88
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$987.98	7.39%	$36.93
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.33	2.15%	$10.89
The Paradigm Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$577.00	1.77%	$7.02
No Load Class Actual — after expense reimbursement	$1,000.00	$577.00	1.65%	$6.54
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.24	1.77%	$8.97
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.84	1.65%	$8.36
Advisor Class A Actual — before expense reimbursement	$1,000.00	$576.05	2.02%	$8.00
Advisor Class A Actual — after expense reimbursement	$1,000.00	$576.05	1.90%	$7.53
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.98	2.02%	$10.23
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.58	1.90%	$9.63
Advisor Class C Actual — before expense reimbursement	$1,000.00	$574.50	2.51%	$9.93
Advisor Class C Actual — after expense reimbursement	$1,000.00	$574.50	2.40%	$9.50
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.52	2.51%	$12.70
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.07	2.40%	$12.14
Institutional Class Actual — before expense reimbursement	$1,000.00	$577.56	1.72%	$6.82
Institutional Class Actual — after expense reimbursement	$1,000.00	$577.56	1.45%	$5.75
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.49	1.72%	$8.72

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period*
	(7/1/08)	(12/31/08)	Expense Ratio	(7/1/08 to 12/31/08)

Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.85	1.45%	$7.35
The Medical Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$819.40	2.22%	$10.15
No Load Class Actual — after expense reimbursement	$1,000.00	$819.40	1.39%	$6.36
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.98	2.22%	$11.24
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,018.15	1.39%	$7.05
Advisor Class A Actual — before expense reimbursement	$1,000.00	$819.59	2.47%	$11.30
Advisor Class A Actual — after expense reimbursement	$1,000.00	$819.59	1.64%	$7.50
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.72	2.47%	$12.50
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.89	1.64%	$8.31
Advisor Class C Actual — before expense reimbursement	$1,000.00	$816.45	2.97%	$13.56
Advisor Class C Actual — after expense reimbursement	$1,000.00	$816.45	2.14%	$9.77
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,010.21	2.97%	$15.01
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.38	2.14%	$10.84
The Small Cap Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$556.96	1.84%	$7.20
No Load Class Actual — after expense reimbursement	$1,000.00	$556.96	1.65%	$6.46
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.89	1.84%	$9.32
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.84	1.65%	$8.36
Advisor Class A Actual — before expense reimbursement	$1,000.00	$556.09	2.09%	$8.18
Advisor Class A Actual — after expense reimbursement	$1,000.00	$556.09	1.90%	$7.43
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.63	2.09%	$10.58

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period*
	(7/1/08)	(12/31/08)	Expense Ratio	(7/1/08 to 12/31/08)

Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.58	1.90%	$9.63
Advisor Class C Actual — before expense reimbursement	$1,000.00	$554.88	2.59%	$10.12
Advisor Class C Actual — after expense reimbursement	$1,000.00	$554.88	2.40%	$9.38
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.12	2.59%	$13.10
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.07	2.40%	$12.14
Institutional Class Actual — before expense reimbursement	$1,000.00	$557.33	1.79%	$7.01
Institutional Class Actual — after expense reimbursement	$1,000.00	$557.33	1.45%	$5.68
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.14	1.79%	$9.07
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.85	1.45%	$7.35
The Kinetics Government Money Market Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,002.57	3.41%	$17.17
No Load Class Actual — after expense reimbursement	$1,000.00	$1,002.57	0.65%	$3.27
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,007.99	3.41%	$17.21
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,021.87	0.65%	$3.30
The Market Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$623.11	1.87%	$7.63
No Load Class Actual — after expense reimbursement	$1,000.00	$623.11	1.64%	$6.69
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.74	1.87%	$9.48
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.89	1.64%	$8.31
Advisor Class A Actual — before expense reimbursement	$1,000.00	$622.61	2.12%	$8.65
Advisor Class A Actual — after expense reimbursement	$1,000.00	$622.61	1.89%	$7.71
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.48	2.12%	$10.74

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period*
	(7/1/08)	(12/31/08)	Expense Ratio	(7/1/08 to 12/31/08)

Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.63	1.89%	$9.58
Advisor Class C Actual — before expense reimbursement	$1,000.00	$621.06	2.62%	$10.68
Advisor Class C Actual — after expense reimbursement	$1,000.00	$621.06	2.39%	$9.74
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.97	2.62%	$13.25
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.12	2.39%	$12.09
Institutional Class Actual — before expense reimbursement	$1,000.00	$623.91	1.83%	$7.47
Institutional Class Actual — after expense reimbursement	$1,000.00	$623.91	1.44%	$5.88
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.94	1.83%	$9.27
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.90	1.44%	$7.30
The Water Infrastructure Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$765.59	2.19%	$9.72
No Load Class Actual — after expense reimbursement	$1,000.00	$765.59	1.64%	$7.28
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.13	2.19%	$11.09
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.89	1.64%	$8.31
Advisor Class A Actual — before expense reimbursement	$1,000.00	$765.12	2.44%	$10.83
Advisor Class A Actual — after expense reimbursement	$1,000.00	$765.12	1.89%	$8.39
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.87	2.44%	$12.35
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.63	1.89%	$9.58
Advisor Class C Actual — before expense reimbursement	$1,000.00	$762.39	2.94%	$13.02
Advisor Class C Actual — after expense reimbursement	$1,000.00	$762.39	2.39%	$10.59
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,010.36	2.94%	$14.86

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period*
	(7/1/08)	(12/31/08)	Expense Ratio	(7/1/08 to 12/31/08)

Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.12	2.39%	$12.09
Institutional Class Actual — before expense reimbursement	$1,000.00	$766.06	2.14%	$9.50
Institutional Class Actual — after expense reimbursement	$1,000.00	$766.06	1.44%	$6.39
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.38	2.14%	$10.84
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.90	1.44%	$7.30
The Multi-Disciplinary Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$846.97	17.52%	$81.34
No Load Class Actual — after expense reimbursement	$1,000.00	$846.97	1.49%	$6.92
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$937.06	17.52%	$85.31
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.65	1.49%	$7.56
Advisor Class A Actual — before expense reimbursement	$1,000.00	$845.63	17.77%	$82.44
Advisor Class A Actual — after expense reimbursement	$1,000.00	$845.63	1.74%	$8.07
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$935.80	17.77%	$86.47
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.39	1.74%	$8.82
Advisor Class C Actual — before expense reimbursement	$1,000.00	$844.06	18.27%	$84.69
Advisor Class C Actual — after expense reimbursement	$1,000.00	$844.06	2.24%	$10.38
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$933.29	18.27%	$88.79
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.88	2.24%	$11.34
Institutional Class Actual — before expense reimbursement	$1,000.00	$847.20	17.32%	$80.42
Institutional Class Actual — after expense reimbursement	$1,000.00	$847.20	1.29%	$5.99
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$938.06	17.32%	$84.38

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period*
	(7/1/08)	(12/31/08)	Expense Ratio	(7/1/08 to 12/31/08)

Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,018.65	1.29%	$6.55

Note:	Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions includes Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*	Expenses are equal to the Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement multiplied by the average account value over the period, multiplied by 184/366.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
December 31, 2008

	The Internet	The Global
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$75,633,699	$1,958,744
Receivable from Adviser	19,389	9,180
Receivable for Master Portfolio interest sold	65,942	4,940
Receivable for Fund shares sold	9,520	2,709
Prepaid expenses and other assets	17,950	19,710

Total assets	75,746,500	1,995,283

LIABILITIES:
Payable to Directors and Officers	614	6
Payable for Fund shares repurchased	75,462	7,648
Payable for service fees	15,627	414
Payable for distribution fees	166	22
Accrued expenses and other liabilities	111,118	13,357

Total liabilities	202,987	21,447

Net assets	$75,543,513	$1,973,836

NET ASSETS CONSIST OF:
Paid in capital	$260,915,148	$12,560,641
Accumulated net investment loss	(494,997)	(8)
Accumulated net realized loss on investments, foreign currency and written option contracts	(181,256,468)	(9,008,595)
Net unrealized depreciation on:
Investments and foreign currency	(3,166,284)	(1,578,202)
Written option contracts	(453,886)	—

Net Assets	$75,543,513	$1,973,836

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$75,112,054	$1,862,871
Shares outstanding	3,626,425	788,778
Net asset value per share (offering and redemption price)	$20.71	$2.36

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$318,350	$105,690
Shares outstanding	15,531	44,772
Net asset value per share (redemption price)	$20.50	$2.36

Offering price per share ($20.50 divided by .9425 and $2.36 divided by .9425)	$21.75	$2.50

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$113,109	$5,275
Shares outstanding	5,599	2,230
Net asset value per share (offering and redemption price)	$20.20	$2.37

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
December 31, 2008

	The Paradigm	The Medical
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$1,267,501,494	$18,980,926
Receivable from Adviser	211,283	14,161
Receivable for Master Portfolio interest sold	1,616,186	28,588
Receivable for Fund shares sold	5,596,095	22,196
Prepaid expenses and other assets	57,274	13,273

Total assets	1,274,982,332	19,059,144

LIABILITIES:
Payable to Directors and Officers	20,230	75
Payable for Fund shares repurchased	7,212,281	50,784
Payable for service fees	250,219	3,763
Payable for distribution fees	165,638	748
Accrued expenses and other liabilities	883,456	21,830

Total liabilities	8,531,824	77,200

Net assets	$1,266,450,508	$18,981,944

NET ASSETS CONSIST OF:
Paid in capital	$2,578,747,795	$24,180,338
Accumulated net investment income	1,990,250	62
Accumulated net realized loss on investments, foreign currency and written option contracts	(632,693,545)	(278,976)
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	(681,593,992)	(4,937,898)
Written option contracts	—	18,418

Net Assets	$1,266,450,508	$18,981,944

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$740,982,604	$15,727,188
Shares outstanding	51,386,691	1,032,784
Net asset value per share (offering and redemption price)	$14.42	$15.23

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$249,423,534	$2,940,814
Shares outstanding	17,613,552	197,333
Net asset value per share (redemption price)	$14.16	$14.90

Offering price per share ($14.16 divided by .9425 and $14.90 divided by .9425)	$15.02	$15.81

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$147,915,433	$313,942
Shares outstanding	10,716,702	21,168
Net asset value per share (offering and redemption price)	$13.80	$14.83

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$128,128,937
Shares outstanding	8,876,243
Net asset value per share (offering and redemption price)	$14.44

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
December 31, 2008

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$210,511,281	$2,678,458
Receivable from Adviser	63,567	6,791
Receivable for Master Portfolio interest sold	385,431	—
Receivable for Fund shares sold	484,240	—
Prepaid expenses and other assets	27,656	12,144

Total assets	211,472,175	2,697,393

LIABILITIES:
Payable to Directors and Officers	3,990	3
Payable for Fund shares repurchased	869,671	—
Payable for service fees	33,794	570
Payable for distribution fees	4,473	—
Accrued expenses and other liabilities	220,037	8,879

Total liabilities	1,131,965	9,452

Net assets	$210,340,210	$2,687,941

NET ASSETS CONSIST OF:
Paid in capital	$486,006,372	$2,687,941
Accumulated net investment income (loss)	(387,918)	83
Accumulated net realized loss on investments, foreign currency and written option contracts	(141,529,646)	(83)
Net unrealized depreciation on:
Investments and foreign currency	(133,747,288)	—
Written option contracts	(1,310)	—

Net Assets	$210,340,210	$2,687,941

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$126,971,209	$2,687,941
Shares outstanding	9,642,047	2,687,941
Net asset value per share (offering and redemption price)	$13.17	$1.00

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$12,089,904
Shares outstanding	929,194
Net asset value per share (redemption price)	$13.01

Offering price per share ($13.01 divided by .9425)	$13.80

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$2,871,124
Shares outstanding	222,267
Net asset value per share (offering and redemption price)	$12.92

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$68,407,973
Shares outstanding	5,186,532
Net asset value per share (offering and redemption price)	$13.19

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
December 31, 2008

	The Market	The Water
	Opportunities	Infrastructure
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$57,543,242	$16,075,707
Receivable from Adviser	14,130	10,571
Receivable for Master Portfolio interest sold	167,653	—
Receivable for Fund shares sold	67,114	1,159,991
Prepaid expenses and other assets	28,774	17,193

Total assets	57,820,913	17,263,462

LIABILITIES:
Payable for Master Portfolio interest purchased	—	1,116,728
Payable to Directors and Officers	764	40
Payable for Fund shares repurchased	234,767	43,263
Payable for service fees	11,641	3,009
Payable for distribution fees	6,224	1,829
Accrued expenses and other liabilities	31,145	17,456

Total liabilities	284,541	1,182,325

Net assets	$57,536,372	$16,081,137

NET ASSETS CONSIST OF:
Paid in capital	$113,170,544	$24,998,792
Accumulated net investment income (loss)	73,246	(27,093)
Accumulated net realized loss on investments, foreign currency, options and written option contracts	(26,695,430)	(5,585,536)
Net unrealized depreciation on:
Investments and foreign currency	(28,785,049)	(3,305,026)
Written option contracts	(226,939)	—

Net Assets	$57,536,372	$16,081,137

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$34,245,440	$6,597,915
Shares outstanding	4,740,050	866,706
Net asset value per share (offering and redemption price)	$7.22	$7.61

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$18,514,348	$7,660,950
Shares outstanding	2,563,939	1,008,792
Net asset value per share (redemption price)	$7.22	$7.59

Offering price per share ($7.22 divided by .9425 and $7.59 divided by .9425)	$7.66	$8.05

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$4,771,262	$1,571,481
Shares outstanding	665,714	208,374
Net asset value per share (offering and redemption price)	$7.17	$7.54

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$5,322	$250,791
Shares outstanding	738	32,860
Net asset value per share (offering and redemption price)	$7.21	$7.63

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
December 31, 2008

The Multi-
Disciplinary
Fund

ASSETS:
Investments in the Master Portfolios, at value*	$338,529
Receivable from Adviser	4,494
Prepaid expenses and other assets	24,339

Total assets	367,362

LIABILITIES:
Payable to Directors and Officers	4
Payable for service fees	60
Payable for distribution fees	70
Accrued expenses and other liabilities	13,117

Total liabilities	13,251

Net assets	$354,111

NET ASSETS CONSIST OF:
Paid in capital	$429,519
Accumulated net investment income	—
Accumulated net realized loss on investments and written option contracts	(60,467)
Net unrealized depreciation on:
Investments	(818)
Written option contracts	(14,123)

Net Assets	$354,111

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$99,390
Shares outstanding	12,096
Net asset value per share (offering and redemption price)	$8.22

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$83,923
Shares outstanding	10,234
Net asset value per share (redemption price)	$8.20

Offering price per share ($8.20 divided by .9425)	$8.70

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$88,439
Shares outstanding	10,829
Net asset value per share (offering and redemption price)	$8.17

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$82,359
Shares outstanding	10,006
Net asset value per share (offering and redemption price)	$8.23

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Year Ended December 31, 2008

	The Internet	The Global
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$1,143,300	$84,861
Interest	597,549	4,572
Income from securities lending	610,484	3,233
Other income	959,922	—
Expenses only from Master Portfolio	(1,513,094)	(69,261)

Net investment income from Master Portfolio	1,798,161	23,405

EXPENSES:
Distribution fees — Advisor Class A(1)	1,092	154
Distribution fees — Advisor Class C(1)	1,003	32
Shareholder servicing fees — Advisor Class A(1)	1,092	154
Shareholder servicing fees — Advisor Class C(1)	335	11
Shareholder servicing fees — No Load Class	280,524	6,930
Transfer Agent fees and expenses	322,874	24,928
Reports to shareholders	64,300	25,520
Administration fees	28,797	726
Professional fees	13,866	7,786
Directors’ and Officers’ fees and expenses	2,972	70
Registration fees	43,940	35,327
Fund accounting fees	10,915	140
Other expenses	3,020	218

Total expenses	774,730	101,996
Less, expense reimbursement	(138,654)	(130,950)

Net expenses	636,076	(28,954)

Net investment income	1,162,085	52,359

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	1,853,798	188,701
Net change in unrealized depreciation of:
Investments and foreign currency	(64,929,858)	(2,272,129)
Written option contracts	(453,886)	—

Net loss on investments	(63,529,946)	(2,083,428)

Net decrease in net assets resulting from operations	$(62,367,861)	$(2,031,069)

† Net of Foreign Taxes Withheld of:	$134,438	$1,623

(1)	Advisor Class A and Advisor Class C shares of the Global Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Year Ended December 31, 2008

	The Paradigm	The Medical
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$48,892,351	$377,799
Interest	13,246,035	29,312
Income from securities lending	7,550,702	52,963
Expenses only from Master Portfolio	(42,353,989)	(267,681)

Net investment income from Master Portfolio	27,335,099	192,393

EXPENSES:
Distribution fees — Advisor Class A	1,140,388	5,017
Distribution fees — Advisor Class C	2,085,388	1,802
Shareholder servicing fees — Advisor Class A	1,140,388	5,017
Shareholder servicing fees — Advisor Class C	695,129	601
Shareholder servicing fees — No Load Class	4,731,200	41,686
Shareholder servicing fees — Institutional Class	1,142,243	—
Transfer Agent fees and expenses	2,153,508	46,724
Reports to shareholders	705,332	7,080
Administration fees	813,757	5,509
Professional fees	207,606	8,442
Directors’ and Officers’ fees and expenses	93,308	436
Registration fees	288,108	43,568
Fund accounting fees	156,673	1,046
Other expenses	77,704	234

Total expenses	15,430,732	167,162
Less, expense waiver for Institutional Class service fees	(856,682)	—
Less, expense reimbursement	(1,703,490)	(162,123)

Net expenses	12,870,560	5,039

Net investment income	14,464,539	187,354

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(629,790,657)	369,226
Written option contracts expired or closed	(666,313)	—
Net increase from payments by affiliates on the disposal of investments in violation of restrictionsˆ	409,048	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(1,574,315,582)	(5,674,431)
Written option contracts	(102,907)	18,418

Net loss on investments	(2,204,466,411)	(5,286,787)

Net decrease in net assets resulting from operations	$(2,190,001,872)	$(5,099,433)

† Net of Foreign Taxes Withheld of:	$2,799,955	$19,665

ˆSee Note 3, “Investment Adviser” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Year Ended December 31, 2008

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$7,463,567	$—
Interest	1,189,219	34,288
Income from securities lending	2,264,373	—
Expenses only from Master Portfolio	(7,934,393)	(27,080)

Net investment income from Master Portfolio	2,982,766	7,208

EXPENSES:
Distribution fees — Advisor Class A	62,125	—
Distribution fees — Advisor Class C	31,716	—
Shareholder servicing fees — Advisor Class A	62,125	—
Shareholder servicing fees — Advisor Class C	10,572	—
Shareholder servicing fees — No Load Class	867,135	5,481
Shareholder servicing fees — Institutional Class	413,735	—
Transfer Agent fees and expenses	449,432	5,194
Reports to shareholders	253,826	7,842
Administration fees	148,033	586
Professional fees	45,816	7,776
Directors’ and Officers’ fees and expenses	17,572	50
Registration fees	100,844	23,238
Fund accounting fees	27,652	108
Other expenses	18,248	400

Total expenses	2,508,831	50,675
Less, expense waiver for Institutional Class service fees	(310,302)	—
Less, expense reimbursement	(746,353)	(61,137)

Net expenses	1,452,176	(10,462)

Net investment income	1,530,590	17,670

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized loss on:
Investments and foreign currency	(139,881,284)	(83)
Net increase from payments by affiliates on the disposal of investments in violation of restrictionsˆ	66,778	—
Net change in unrealized depreciation of:
Investments and foreign currency	(332,378,364)	—
Written option contracts	(1,310)	—

Net loss on investments	(472,194,180)	(83)

Net increase (decrease) in net assets resulting from operations	$(470,663,590)	$17,587

† Net of Foreign Taxes Withheld of:	$141,151	$—

ˆSee Note 3, “Investment Adviser” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Year Ended December 31, 2008

	The Market	The Water
	Opportunities	Infrastructure
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$1,763,460	$404,675
Interest	203,776	92,014
Income from securities lending	396,425	27,517
Expenses only from Master Portfolio	(1,235,519)	(282,564)

Net investment income from Master Portfolio	1,128,142	241,642

EXPENSES:
Distribution fees — Advisor Class A	81,024	10,717
Distribution fees — Advisor Class C	48,155	11,869
Shareholder servicing fees — Advisor Class A	81,024	10,717
Shareholder servicing fees — Advisor Class C	16,052	3,956
Shareholder servicing fees — No Load Class	129,989	32,596
Shareholder servicing fees — Institutional Class(1)	9	427
Transfer Agent fees and expenses	75,893	32,379
Reports to shareholders	17,200	3,433
Administration fees	23,570	5,350
Professional fees	13,202	10,517
Directors’ and Officers’ fees and expenses	2,871	422
Registration fees	52,525	37,375
Fund accounting fees	4,535	1,034
Other expenses	1,778	198

Total expenses	547,827	160,990
Less, expense waiver for Institutional Class service fees(1)	(7)	(321)
Less, expense reimbursement	(146,058)	(106,299)

Net expenses	401,762	54,370

Net investment income	726,380	187,272

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(27,256,427)	(5,803,423)
Written option contracts expired or closed	—	637
Net increase for receivable from affiliate on the disposal of investments in violation of restrictionsˆ.	484,604
Net change in unrealized depreciation of:
Investments and foreign currency	(46,083,451)	(3,337,404)
Written option contracts	(226,939)	—

Net loss on investments	(73,082,213)	(9,140,190)

Net decrease in net assets resulting from operations	$(72,355,833)	$(8,952,918)

† Net of Foreign Taxes Withheld of:	$86,109	$32,505

(1)	Institutional Class shares of the Market Opportunities Fund commenced operations on May 19, 2008.

ˆ	See Note 3, “Investment Adviser” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Period February 11, 2008ˆ through December 31, 2008

The Multi-
Disciplinary
Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Interest	$5,467
Expenses only from Master Portfolio	(17,446)

Net investment loss from Master Portfolio	(11,979)

EXPENSES:
Distribution fees — Advisor Class A	211
Distribution fees — Advisor Class C	647
Shareholder servicing fees — Advisor Class A	211
Shareholder servicing fees — Advisor Class C	216
Shareholder servicing fees — No Load Class	227
Shareholder servicing fees — Institutional Class	167
Transfer Agent fees and expenses	25,375
Reports to shareholders	236
Administration fees	90
Professional fees	9,338
Directors’ and Officers’ fees and expenses	10
Registration fees	7,212
Fund accounting fees	15

Total expenses	43,955
Less, expense waiver for Institutional Class service fees	(125)
Less, expense reimbursement	(55,451)

Net expenses	(11,621)

Net investment loss	(358)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments	(70,873)
Written option contracts expired or closed	10,406
Net change in unrealized depreciation of:
Investments	(818)
Written option contracts	(14,123)

Net loss on investments	(75,408)

Net decrease in net assets resulting from operations	$(75,766)

ˆCommencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

OPERATIONS:
Net investment income	$1,162,085	$1,352,765	$52,359	$159,497
Net realized gain on sale of investments, foreign currency and written option contracts expired or closed	1,853,798	15,698,724	188,701	294,670
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(65,383,744)	16,150,780	(2,272,129)	(303,988)

Net increase (decrease) in net assets resulting from operations	(62,367,861)	33,202,269	(2,031,069)	150,179

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	(180,775)	(1,629,950)	(42,183)	(188,230)

Total distributions	(180,775)	(1,629,950)	(42,183)	(188,230)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:(1)
Net investment income	(751)	(5,354)	(2,180)	N/A

Total distributions	(751)	(5,354)	(2,180)	N/A

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:(1)(2)
Net investment income	(235)	(2,405)	(88)	N/A

Total distributions	(235)	(2,405)	(88)	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	6,464,409	30,688,190	1,558,631	904,772
Redemption fees	4,900	4,080	772	879
Proceeds from shares issued to holders in reinvestment of dividends	173,127	1,493,327	41,443	186,476
Cost of shares redeemed	(36,080,016)	(33,892,666)	(862,547)	(1,906,635)

Net increase (decrease) in net assets resulting from capital share transactions	(29,437,580)	(1,707,069)	738,299	(814,508)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:(1)
Proceeds from shares sold	156,223	342,660	182,086	N/A
Redemption fees	20	—	—	N/A
Proceeds from shares issued to holders in reinvestment of dividends	615	4,405	2,065	N/A
Cost of shares redeemed	(241,742)	(24,946)	(21,680)	N/A

Net increase (decrease) in net assets resulting from capital share transactions	(84,884)	322,119	162,471	N/A

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:(1)(2)
Proceeds from shares sold	44,894	299,960	10,000	N/A
Redemption fees	—	204	—	N/A
Proceeds from shares issued to holders in reinvestment of dividends	105	1,392	88	N/A
Cost of shares redeemed	(147,129)	(10,217)	—	N/A

Net increase (decrease) in net assets resulting from capital share transactions	(102,130)	291,339	10,088	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(92,174,216)	30,470,949	(1,164,662)	(852,559)
NET ASSETS:
Beginning of year	167,717,729	137,246,780	3,138,498	3,991,057

End of year*	$75,543,513	$167,717,729	$1,973,836	$3,138,498

*Including undistributed net investment loss of:	$(494,997)	$(1,567,144)	$(8)	$(126,482)

(1)	Advisor Class A and Advisor Class C shares of the Global Fund commenced operations on May 19, 2008.
(2)	Advisor Class C shares of the Internet Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	208,819	877,610	372,985	178,439
Shares issued in reinvestments of dividends and distributions	8,491	41,574	17,711	38,212
Shares redeemed	(1,231,700)	(1,065,901)	(243,058)	(373,212)

Net increase (decrease) in shares outstanding	(1,014,390)	(146,717)	147,638	(156,561)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:(1)
Shares sold	6,346	10,246	52,744	N/A
Shares issued in reinvestments of dividends and distributions	30	124	882	N/A
Shares redeemed	(8,709)	(819)	(8,854)	N/A

Net increase (decrease) in shares outstanding	(2,333)	9,551	44,772	N/A

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:(1)(2)
Shares sold	2,063	8,559	2,193	N/A
Shares issued in reinvestments of dividends and distributions	5	39	37	N/A
Shares redeemed	(4,784)	(283)	—	N/A

Net increase (decrease) in shares outstanding	(2,716)	8,315	2,230	N/A

(1)	Advisor Class A and Advisor Class C shares of the Global Fund commenced operations on May 19, 2008.

(2)	Advisor Class C shares of the Internet Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

OPERATIONS:
Net investment income	$14,464,539	$11,645,301	$187,354	$87,456
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	(630,047,922)	24,069,411	369,226	1,257,766
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(1,574,418,489)	529,799,808	(5,656,013)	936,268

Net increase (decrease) in net assets resulting from operations	(2,190,001,872)	565,514,520	(5,099,433)	2,281,490

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(11,699,941)	(160,902)	(83,580)
Net realized gains	(4,119,453)	(11,505,288)	(379,210)	(582,488)

Total distributions	(4,119,453)	(23,205,229)	(540,112)	(666,068)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(1,577,182)	(25,786)	(4,104)
Net realized gains	(1,395,788)	(2,187,982)	(72,741)	(48,899)

Total distributions	(1,395,788)	(3,765,164)	(98,527)	(53,003)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:(1)
Net investment income	—	(177)	(1,481)	(110)
Net realized gains	(850,989)	(1,318,999)	(7,780)	(5,043)

Total distributions	(850,989)	(1,319,176)	(9,261)	(5,153)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(4,342,775)	N/A	N/A
Net realized gains	(706,833)	(3,204,711)	N/A	N/A

Total distributions	(706,833)	(7,547,486)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	777,766,342	1,849,873,606	12,391,571	9,939,816
Redemption fees	414,514	208,321	5,119	8,816
Proceeds from shares issued to holders in reinvestment of dividends	3,983,262	22,401,473	534,949	655,064
Cost of shares redeemed	(1,675,903,934)	(629,292,842)	(6,247,291)	(13,683,124)

Net increase (decrease) in net assets resulting from capital share transactions	(893,739,816)	1,243,190,558	6,684,348	(3,079,428)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	237,905,995	350,897,357	3,411,318	838,301
Redemption fees	85,557	47,579	5,045	9
Proceeds from shares issued to holders in reinvestment of dividends	1,172,121	3,255,755	67,566	44,818
Cost of shares redeemed	(207,346,143)	(44,065,954)	(1,198,061)	(255,909)

Net increase (decrease) in net assets resulting from capital share transactions	31,817,530	310,134,737	2,285,868	627,219

(1)	Advisor Class C shares of the Medical Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:(1)
Proceeds from shares sold	112,960,292	194,027,867	501,414	144,802
Redemption fees	14,030	16,484	336	1
Proceeds from shares issued to holders in reinvestment of dividends	763,533	1,154,254	5,511	5,153
Cost of shares redeemed	(86,079,004)	(21,852,493)	(240,952)	(41)

Net increase in net assets resulting from capital share transactions	27,658,851	173,346,112	266,309	149,915

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	234,720,520	300,690,200	N/A	N/A
Redemption fees	27,867	8,309	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	624,496	7,311,557	N/A	N/A
Cost of shares redeemed	(517,865,576)	(128,408,385)	N/A	N/A

Net increase (decrease) in net assets resulting from capital share transactions	(282,492,693)	179,601,681	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(3,313,831,063)	2,435,950,553	3,489,192	(745,028)
NET ASSETS:
Beginning of year	4,580,281,571	2,144,331,018	15,492,752	16,237,780

End of year*	$1,266,450,508	$4,580,281,571	$18,981,944	$15,492,752

*Including undistributed net investment income (loss) of:	$1,990,250	$(10,109,243)	$62	$7,298

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	30,563,817	63,730,279	644,585	490,051
Shares issued in reinvestments of dividends and distributions	282,239	724,732	35,404	32,884
Shares redeemed	(73,373,736)	(22,412,502)	(349,528)	(691,314)

Net increase (decrease) in shares outstanding	(42,527,680)	42,042,509	330,461	(168,379)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	9,802,715	12,078,256	199,403	43,860
Shares issued in reinvestments of dividends and distributions	84,490	106,956	4,568	2,300
Shares redeemed	(10,100,248)	(1,555,850)	(80,265)	(13,237)

Net increase (decrease) in shares outstanding	(213,043)	10,629,362	123,706	32,923

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:(1)
Shares sold	4,474,742	6,821,284	27,549	7,397
Shares issued in reinvestments of dividends and distributions	56,496	38,695	374	265
Shares redeemed	(4,547,903)	(780,249)	(14,415)	(2)

Net increase (decrease) in shares outstanding	(16,665)	6,079,730	13,508	7,660

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	9,395,948	10,562,832	N/A	N/A
Shares issued in reinvestments of dividends and distributions	44,196	236,696	N/A	N/A
Shares redeemed	(26,545,295)	(4,510,587)	N/A	N/A

Net increase (decrease) in shares outstanding	(17,105,151)	6,288,941	N/A	N/A

(1)	Advisor Class C shares of the Medical Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

OPERATIONS:
Net investment income	$1,530,590	$652,285	$17,670	$43,527
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	(139,814,506)	10,940,512	(83)	—
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(332,379,674)	110,489,283	—	—

Net increase (decrease) in net assets resulting from operations	(470,663,590)	122,082,080	17,587	43,527

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(5,211,975)	(17,587)	(43,527)
Net realized gains	(2,580,104)	(1,576,555)	—	—

Total distributions	(2,580,104)	(6,788,530)	(17,587)	(43,527)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(216,845)	N/A	N/A
Net realized gains	(242,741)	(79,429)	N/A	N/A

Total distributions	(242,741)	(296,274)	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:(1)
Net investment income	—	(29,881)	N/A	N/A
Net realized gains	(57,484)	(10,599)	N/A	N/A

Total distributions	(57,484)	(40,480)	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(2,707,668)	N/A	N/A
Net realized gains	(1,390,250)	(682,422)	N/A	N/A

Total distributions	(1,390,250)	(3,390,090)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	124,972,348	609,987,689	4,422,225	1,478,721
Redemption fees	67,878	81,392	—	—
Proceeds from shares issued to holders in reinvestment of dividends	2,547,716	6,566,511	15,599	39,561
Cost of shares redeemed	(447,983,662)	(222,811,396)	(2,939,399)	(1,754,222)

Net increase (decrease) in net assets resulting from capital share transactions	(320,395,720)	393,824,196	1,498,425	(235,940)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	12,727,793	25,460,990	N/A	N/A
Redemption fees	4,012	2,571	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	216,516	241,765	N/A	N/A
Cost of shares redeemed	(16,402,510)	(4,433,515)	N/A	N/A

Net increase (decrease) in net assets resulting from capital share transactions	(3,454,189)	21,271,811	N/A	N/A

(1)	Advisor Class C shares of the Small Cap Opportunities Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:(1)
Proceeds from shares sold	3,622,686	5,051,725	N/A	N/A
Redemption fees	59	1,076	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	28,520	25,478	N/A	N/A
Cost of shares redeemed	(2,146,275)	(114,627)	N/A	N/A

Net increase in net assets resulting from capital share transactions	1,504,990	4,963,652	N/A	N/A

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	33,049,688	103,687,085	N/A	N/A
Redemption fees	1,510	3,028	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	1,357,045	3,374,500	N/A	N/A
Cost of shares redeemed	(114,107,993)	(42,283,259)	N/A	N/A

Net increase (decrease) in net assets resulting from capital share transactions	(79,699,750)	64,781,354	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(876,978,838)	596,407,719	1,498,425	(235,940)
NET ASSETS:
Beginning of year	1,087,319,048	490,911,329	1,189,516	1,425,456

End of year*	$210,340,210	$1,087,319,048	$2,687,941	$1,189,516

*Including undistributed net investment income (loss) of:	$(387,918)	$(2,649,098)	$83	$—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	4,796,386	19,955,450	4,422,225	1,478,721
Shares issued in reinvestments of dividends and distributions	196,884	206,429	15,599	39,561
Shares redeemed	(18,197,054)	(7,302,163)	(2,939,399)	(1,754,222)

Net increase (decrease) in shares outstanding	(13,203,784)	12,859,716	1,498,425	(235,940)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	530,590	821,149	N/A	N/A
Shares issued in reinvestments of dividends and distributions	16,941	7,673	N/A	N/A
Shares redeemed	(768,900)	(144,091)	N/A	N/A

Net increase (decrease) in shares outstanding	(221,369)	684,731	N/A	N/A

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:(1)
Shares sold	162,488	159,451	N/A	N/A
Shares issued in reinvestments of dividends and distributions	2,247	810	N/A	N/A
Shares redeemed	(99,012)	(3,717)	N/A	N/A

Net increase in shares outstanding	65,723	156,544	N/A	N/A

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	1,421,164	3,434,722	N/A	N/A
Shares issued in reinvestments of dividends and distributions	104,710	106,116	N/A	N/A
Shares redeemed	(6,261,434)	(1,406,770)	N/A	N/A

Net increase (decrease) in shares outstanding	(4,735,560)	2,134,068	N/A	N/A

(1)	Advisor Class C shares of the Small Cap Opportunities Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	For the	For the	From June 29,
	Year Ended	Year Ended	Year Ended	2007ˆ through
	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

OPERATIONS:
Net investment income	$726,380	$84,658	$187,272	$16,318
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	(26,771,823)	(139,847)	(5,802,786)	31,249
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(46,310,390)	15,573,705	(3,337,404)	32,378

Net increase (decrease) in net assets resulting from operations	(72,355,833)	15,518,516	(8,952,918)	79,945

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	(285,733)	(118,628)	—	(9,413)
Net realized gains	—	—	—	(11,976)

Total distributions	(285,733)	(118,628)	—	(21,389)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	(62,736)	(22,695)	—	(7,700)
Net realized gains	—	—	—	(12,600)

Total distributions	(62,736)	(22,695)	—	(20,300)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:(1)
Net investment income	(8,853)	—	—	(2,363)
Net realized gains	—	—	—	(6,144)

Total distributions	(8,853)	—	—	(8,507)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:(2)
Net investment income	(62)	N/A	—	(435)
Net realized gains	—	N/A	—	(525)

Total distributions	(62)	N/A	—	(960)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	44,566,651	55,769,867	27,335,651	2,828,533
Redemption fees	27,450	14,947	489	—
Proceeds from shares issued to holders in reinvestment of dividends	283,718	117,154	—	19,762
Cost of shares redeemed	(32,158,187)	(9,030,247)	(16,642,255)	(465,719)

Net increase in net assets resulting from capital share transactions	12,719,632	46,871,721	10,693,885	2,382,576

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	19,183,719	33,158,535	7,936,561	2,521,529
Redemption fees	7,471	949	2,093	126
Proceeds from shares issued to holders in reinvestment of dividends	51,974	19,057	—	19,597
Cost of shares redeemed	(18,476,958)	(5,377,672)	(869,788)	(102,213)

Net increase in net assets resulting from capital share transactions	766,206	27,800,869	7,068,866	2,439,039

ˆ	Commencement of operations.

(1)Advisor Class C shares of the Market Opportunities Fund commenced operations on February 16, 2007.

(2)Institutional Class shares of the Market Opportunities Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	For the	For the	From June 29,
	Year Ended	Year Ended	Year Ended	2007ˆ through
	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:(1)
Proceeds from shares sold	4,664,077	8,211,008	1,298,685	1,194,129
Redemption fees	186	612	—	109
Proceeds from shares issued to holders in reinvestment of dividends	7,291	—	—	7,586
Cost of shares redeemed	(3,618,752)	(145,356)	(388,456)	(5,465)

Net increase in net assets resulting from capital share transactions	1,052,802	8,066,264	910,229	1,196,359

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:(2)
Proceeds from shares sold	10,000	N/A	329,302	100,000
Redemption fees	—	N/A	69	—
Proceeds from shares issued to holders in reinvestment of dividends	62	N/A	—	960
Cost of shares redeemed	—	N/A	(116,019)	—

Net increase in net assets resulting from capital share transactions	10,062	N/A	213,352	100,960

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(58,164,515)	98,116,047	9,933,414	6,147,723
NET ASSETS:
Beginning of year	115,700,887	17,584,840	6,147,723	—

End of year*	$57,536,372	$115,700,887	$16,081,137	$6,147,723

*Including undistributed net investment income (loss) of:	$73,246	$(77,886)	$(27,093)	$—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	3,752,788	3,879,691	2,786,011	277,724
Shares issued in reinvestments of dividends and distributions	40,416	7,325	—	1,945
Shares redeemed	(2,962,139)	(641,269)	(2,153,711)	(45,263)

Net increase in shares outstanding	831,065	3,245,747	632,300	234,406

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	1,638,020	2,313,386	875,948	249,966
Shares issued in reinvestments of dividends and distributions	7,414	1,195	—	1,929
Shares redeemed	(1,813,295)	(379,689)	(108,948)	(10,103)

Net increase (decrease) in shares outstanding	(167,861)	1,934,892	767,000	241,792

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:(1)
Shares sold	445,382	559,532	141,741	117,981
Shares issued in reinvestments of dividends and distributions	1,047	—	—	747
Shares redeemed	(329,688)	(10,559)	(51,559)	(536)

Net increase in shares outstanding	116,741	548,973	90,182	118,192

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:(2)
Shares sold	729	N/A	36,839	10,000
Shares issued in reinvestments of dividends and distributions	9	N/A	—	94
Shares redeemed	—	N/A	(14,073)	—

Net increase in shares outstanding	738	N/A	22,766	10,094

ˆ	Commencement of operations.
(1)	Advisor Class C shares of the Market Opportunities Fund commenced operations on February 16, 2007.
(2)	Institutional Class shares of the Market Opportunities Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

The Multi-Disciplinary Fund
From February 11, 2008ˆ
through December 31, 2008

OPERATIONS:
Net investment loss	$(358)
Net realized loss on sale of investments and written option contracts expired or closed	(60,467)
Net change in unrealized depreciation of investments and written options	(14,941)

Net decrease in net assets resulting from operations	(75,766)

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	(48)
Net realized gains	—

Total distributions	(48)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	(27)
Net realized gains	—

Total distributions	(27)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	(5)
Net realized gains	—

Total distributions	(5)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	(48)
Net realized gains	—

Total distributions	(48)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	119,689
Redemption fees	—
Proceeds from shares issued to holders in reinvestment of dividends	44
Cost of shares redeemed	(4)

Net increase in net assets resulting from capital share transactions	119,729

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	102,357
Redemption fees	—
Proceeds from shares issued to holders in reinvestment of dividends	27
Cost of shares redeemed	—

Net increase in net assets resulting from capital share transactions	102,384

ˆ Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

The Multi-Disciplinary Fund
From February 11, 2008ˆ
through December 31, 2008

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	107,839
Redemption fees	—
Proceeds from shares issued to holders in reinvestment of dividends	5
Cost of shares redeemed	—

Net increase in net assets resulting from capital share transactions	107,844

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	100,000
Redemption fees	—
Proceeds from shares issued to holders in reinvestment of dividends	48
Cost of shares redeemed	—

Net increase in net assets resulting from capital share transactions	100,048

TOTAL INCREASE IN NET ASSETS:	354,111
NET ASSETS:
Beginning of year	—

End of year*	$354,111

*Including undistributed net investment income of:	$—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	12,091
Shares issued in reinvestments of dividends and distributions	5
Shares redeemed	—

Net increase in shares outstanding	12,096

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	10,231
Shares issued in reinvestments of dividends and distributions	3
Shares redeemed	—

Net increase in shares outstanding	10,234

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	10,828
Shares issued in reinvestments of dividends and distributions	1
Shares redeemed	—

Net increase in shares outstanding	10,829

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	10,000
Shares issued in reinvestments of dividends and distributions	6
Shares redeemed	—

Net increase in shares outstanding	10,006

ˆ	Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements
December 31, 2008

1.  Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global,” formerly The Internet Emerging Growth Fund), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Kinetics Government Money Market Fund (“Government”), The Market Opportunities Fund (“Market Opportunities”), The Water Infrastructure Fund (“Water Infrastructure”) and The Multi-Disciplinary Fund (“Multi-Disciplinary”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), February 3, 2000 (Government), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Water Infrastructure) and February 11, 2008 (Multi-Disciplinary). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).

On April 28, 2000 (January 31, 2006 with respect to Market Opportunities, June 29, 2007 with respect to Water Infrastructure and February 11, 2008 with respect to Multi-Disciplinary), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of December 31, 2008 is as follows:

Interest in
Master Portfolio

Internet Fund	99.992%
Global Fund	99.847%
Paradigm Fund	98.068%
Medical Fund	99.938%
Small Cap Fund	99.993%
Government Fund	98.973%
Market Opportunities Fund	99.990%
Water Infrastructure Fund	99.529%
Multi-Disciplinary Fund	80.932%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of December 31, 2008, each of the Feeder Funds, except the Government Fund, offer Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a service fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of December 31, 2008 each of the Feeder Funds, except the Government Fund, offer Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a service fee of 0.25% of average daily net assets. Advisor Class C shares do not have a sales charge.

As of December 31, 2008 each of the Feeder Funds offer No Load Class shares. No Load Class shares are subject to a service fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

As of December 31, 2008 the Paradigm, Small Cap, Market Opportunities, Water Infrastructure and Multi-Disciplinary Funds offer Institutional Class shares. Institutional Class shares are subject to a service fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge.

Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the sales charge on the Advisor Class A and Advisor Class C shares, the service fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class Shares, voting rights on matters pertaining to a

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund, except the Government Fund, will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Refer to the Master Portfolio’s financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2.  Significant Accounting Policies

Security Valuation
Master Portfolio securities (other than securities held by the Kinetics Government Money Market Portfolio) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Purchased non-exchange traded options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

Investment securities in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At December 31, 2008 0.00%, 2.76%, 1.00% and 0.00% fair valued securities were held by the Internet Portfolio, Global Portfolio, Paradigm Portfolio, and Small Cap Opportunities Portfolio, respectively.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Master Portfolios adopted the Statement effective January 1, 2008. See the Notes to Financial Statements for the Master Portfolios for a discussion of the Statement.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2008 the Global Portfolio had restricted securities with an aggregate value of $30,821 representing 1.6% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At December 31, 2008, the following Master Portfolios held illiquid securities:

	Market	Percentage of
	Value	Net Assets

The Internet Portfolio	$634	0.00%
The Global Portfolio	17,850	0.91
The Paradigm Portfolio	12,901,309	1.00
The Small Cap Opportunities Portfolio	6,301	0.00

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

Effective June 29, 2007, the Feeder Funds adopted FASB Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Feeder Funds to analyze all open tax years, as defined by the relevant statute of limitations, for all major jurisdictions. Open tax years

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

are those that are open for examination by taxing authorities. As of December 31, 2008, open tax years include the tax years ended December 31, 2005 through 2008. The Funds have no examination in progress.

The Feeder Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3.  Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at an annual rate of 0.50% of the Master Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, the sub-adviser to the Water Infrastructure Portfolio, Aqua-Terra Asset Management LLC, received compensation from the Adviser at the annual rate of 0.35% of the daily net

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

assets of the Water Infrastructure Portfolio. This sub-advisory agreement was terminated on October 27, 2008.

The Adviser has voluntarily agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary waiver/reimbursement at any time; these waivers/reimbursements are not subject to recapture. For the year ended December 31, 2008, the rate earned by the Adviser from the Master Portfolios and the waived fees/reimbursed expenses for the Feeder Funds are as follows:

	Internet	Global

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$138,654	$130,950
Expenses Reimbursed by Adviser through Institutional class shareholder servicing fee waiver	$—	$—

	Paradigm	Medical

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$1,703,490	$162,123
Expenses Reimbursed by Adviser through Institutional class shareholder servicing fee waiver	$856,682	$—

	Small Cap	Government

Annual Advisory Rate	1.25%	0.50%
Expenses Reimbursed by Adviser through voluntary waiver	$746,353	$61,137
Expenses Reimbursed by Adviser through Institutional class shareholder servicing fee waiver	$310,302	$—

	Market	Water
	Opportunities	Infrastructure

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$146,058	$106,299
Expenses Reimbursed by Adviser through Institutional class shareholder servicing fee waiver	$7	$321

	Multi-
	Disciplinary

Annual Advisory Rate	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$55,451
Expenses Reimbursed by Adviser through Institutional class shareholder servicing fee waiver	$125

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

The Adviser receives a shareholder servicing fee from the No Load Class, Class A and Class C shares of a Feeder Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets attributable to No Load Class, Class A and Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares. At this time, the Investment Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares until at least May 1, 2009. For the year ended December 31, 2008, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm Fund, the Small Cap Fund, the Market Opportunities Fund, the Water Infrastructure Fund and the Multi-Disciplinary Fund. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

For the year ended December 31, 2008, the Feeder Funds were allocated $24,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Feeder Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Class C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the Plan. During the year ended December 31, 2008, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water and Multi-Disciplinary Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the year ended December 31, 2008, the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure and Multi-Disciplinary Funds incurred expenses of $1,092, $154, $1,140,388, $5,017, $62,125, $81,024, $10,717 and $211 respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Class C shares

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

pay an annual rate of 0.75% of the average daily net asset value of such shares. During the year ended December 31, 2008, Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure and Multi-Disciplinary Funds Advisor Class C Shares incurred expenses of $1,003, $32, $2,085,388, $1,802, $31,716, $48,155, $11,869, and $647 respectively, pursuant to the 12b-1 Plan.

Kinetics Funds Distributor, Inc. (the “Distributor”) acts as the Feeder Funds’ principal underwriter in a continuous public offering of the Feeder Funds’ shares. The Distributor is an affiliate of the Adviser. For the year ended December 31, 2008, the Distributor received $344, $754, $290,509, $6,265, $15,644, $40,099, $12,702, and $12 in sales loads from the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds.

During the fiscal year ended December 31, 2008, investments were made by the Adviser that caused the Paradigm Portfolio, the Small Cap Opportunities Portfolio and the Market Opportunities Portfolio to violate Rule 12(d)(3)-1 of the Investment Company Act of 1940. In general, Rule 12(d)(3)-1 provides that a fund may not acquire more than 5% of the outstanding shares of a class of an issuer’s equity securities or invest more than 5% of the fund’s total assets in that issuer’s equity securities if that issuer is engaged in securities related businesses. As a result, as determined by the Board of Trustees, the Adviser paid $415,007 and $66,781 to the Paradigm Portfolio and the Small Cap Opportunities Portfolio, respectively. Of these amounts, $409,048 was allocated to the Paradigm Fund and $66,778 was allocated to the Small Cap Opportunities Fund. These payments comprised $0.003 of each class of the Paradigm Fund and the Small Cap Opportunities Fund at the time of the reimbursement. This contributed 0.03% to the return of the Institutional Class of the Paradigm Fund and 0.03% to the return of Class C of the Small Cap Opportunities Fund for the year ended December 31, 2008, and had no impact on the returns of the other classes. Additionally, a receivable from the Adviser of $484,652 was recorded at December 31, 2008 in the Market Opportunities Portfolio. Of this amount $484,604 was allocated to the Market Opportunities Fund, which amounted to $0.06 of each class. This contributed 0.38%, 0.37%, 0.38% and 0.44% to the returns of the No Load Class, the Advisor Class A, the Advisor Class C and the Institutional Class, respectively, for the year ended December 31, 2008.

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

4.  Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2008, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE (DECREASE)
		Accumulated
		Net	Accumulated
		Investment	Net Realized
	Paid-in-Capital	Income(Loss)	Gain(Loss)

The Internet Fund	$—	$91,823	$(91,823)
The Global Fund	(1,976,185)	118,566	1,857,619
The Paradigm Fund	3,142	(2,365,046)	2,361,904
The Medical Fund	—	(6,421)	6,421
The Small Cap Opportunities Fund	(1,696,975)	730,590	966,385
The Kinetics Government Money Market Fund	—	—	—
The Market Opportunities Fund	(772)	(217,864)	218,636
The Water Infrastructure Fund	(2,885)	(214,365)	217,250
The Multi-Disciplinary Fund	(358)	358	—

5.  Income Taxes

At December 31, 2008 the Internet, Global, Paradigm, Medical, Small Cap, Government, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds had $169,733, $0, $4,066,980, $28,128, $0, $83, $0, $0 and $0, respectively, of undistributed net investment income on a tax basis.

At December 31, 2008 none of the funds had accumulated gains on a tax basis.

At December 31, 2008, the Feeder Funds had accumulated net realized capital loss carryforwards expiring in the following years.

Feeder Fund	2016	2015	2014	2013	2011	2010	2009

Internet	$—	$—	$16,077,777	$6,777,871	$—	$140,178,775	$17,319,359
Global	—	—	—	4,885	887,154	2,635,504	5,481,052
Paradigm	417,659,386	—	—	—	—	—	—
Medical	—	—	—	—	—	—	—
Small Cap	78,193,634	—	—	—	—	—	—
Government	16	—	—	—	—	—	—
Market Opportunities	25,711,245	40,803	21	—	—	—	—
Water Infrastructure	2,008,692	—	—	—	—	—	—
Multi-Disciplinary	43,829	—	—	—	—	—	—

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards. For the year ended December 31, 2008, Internet and Global Funds utilized $1,763,096 and $70,682, respectively, of capital loss carryforwards.

At December 31, 2008, the following Feeder Funds deferred, on a tax basis, post-October losses and straddle losses of:

		Post-October
Feeder Fund	Post-October Losses	Currency Losses	Straddle Losses

Internet	$1,121	$—	$—
Global	—	8	—
Paradigm	183,653,239	237,760	—
Medical	78,010	—	88,724
Small Cap	52,575,883	51,746	—
Government	67	—	—
Market Opportunities	—	1,805	—
Water Infrastructure	3,455,944	27,093	—
Multi-Disciplinary	15,711	—	—

The tax components of dividends paid during the years ended December 31, 2008 and December 31, 2007, are:

	Internet		Global
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2008	$181,761	$—	$44,451	$—
2007	$1,637,709	$—	$188,230	$—

	Paradigm		Medical
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2008	$—	$7,073,063	$463,919	$183,981
2007	$21,702,378	$14,493,388	$219,441	$631,855

	Small Cap		Government
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2008	$—	$4,270,579	$17,587	$—
2007	$5,786,962	$5,224,746	$43,527	$—

	Market Opportunities		Water Infrastructure
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2008	$357,384	$—	$—	$—
2007	$141,323	$—	$51,156	$—

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

Multi-Disciplinary
	Ordinary	Long-Term
	Income	Capital Gains
	Distribution	Distribution

2008	$128	$—
2007	N/A	N/A

6.  Tax Information (Unaudited)

The Internet, Global, Medical, and Market Opportunities Funds designate 36%, 100%, 79%, and 100%, respectively, of dividends declared after December 31, 2008 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Medical Fund hereby designates 72% as ordinary income distributions and 28% as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2008, which is designated as qualifying for the dividends-received deduction, is as follows: Internet 30%, Global 24%, Medical 55%, and Market Opportunities 100%.

The Internet, Global, Medical, and Market Opportunities Funds designate 17%, 5%, 3%, and 13%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C).

The Internet, Global, Paradigm, Medical, Small Cap, Government, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds designate 0%, 0%, 0%, 59%, 0%, 0%, 0%, 0% and 0%, respectively, of their ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C).

7.  New Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivative

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

instruments and hedging activities are accounted for, and how derivative instruments and related hedging activities affect an entity’s financial performance and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

8.  Temporary Guarantee Program for Money Market Funds (Unaudited)

The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. approved the participation of The Kinetics Government Money Market Fund (the “Fund”) in the U.S. Department of the Treasury’s (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”) for the three-month period ended December 18, 2008. On November 24, 2008, the Treasury announced the extension of the Program until April 30, 2009 and the Board approved the Fund’s continued participation in the Program on December 5, 2008. The Program seeks to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Any shares held by shareholders in a participating fund as of that date are insured against loss under the Program if the fund liquidates its holdings and market-based net asset value of the shares at the time of the liquidation is less than $0.995 per share. Shares acquired by a shareholder of record after the close of business on September 19, 2008 that exceed the number of shares the shareholder owned in the Fund on September 19, 2008 are not eligible for protection under the Program.

Participation in the Program for the three-month period ending December 18, 2008, required a payment to the Treasury in the amount of 0.01% of the net asset value of the Fund as of September 19, 2008. Continued participation in the Program for the period December 19, 2008 through April 30, 2009, required a payment to the Treasury in the amount of 0.015% of the net asset value of the Fund as of September 19, 2008. The Fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the Fund. The Secretary of the Treasury may extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. Participation in any extension of the Program will require payment of an additional fee and approval by the Board.

KINETICS MUTUAL FUNDS, INC.—FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2008

9.  Information about Proxy Voting (Unaudited)

Information regarding how Kinetics Mutual Funds, Inc. votes proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

10.  Information about the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Internet Fund
	No Load Class	Advisor Class A	Advisor Class C	No Load Class	Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2008	2008	2007	2007

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Year	$35.94	$35.66	$35.31	$28.62	$28.24

Income from Investment Operations:
Net investment income (loss)(2)	0.29	0.22	0.08	0.30	0.23
Net realized and unrealized gain (loss) on investments	(15.47)	(15.33)	(15.15)	7.37	7.49

Total from investment operations	(15.18)	(15.11)	(15.07)	7.67	7.72

Redemption Fees	0.00 (3)	0.00 (3)	—	0.00 (3)	—
Less Distributions:
From net investment income	(0.05)	(0.05)	(0.04)	(0.35)	(0.30)
From net realized gains	—	—	—	—	—

Total distributions	(0.05)	(0.05)	(0.04)	(0.35)	(0.30)

Net Asset Value, End of Year	$20.71	$20.50	$20.20	$35.94	$35.66

Total Return(4)	(42.24)%	(42.37)%	(42.67)%	26.81%	27.35%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$75,112	$318	$113	$166,787	$637
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.03%	2.28%	2.78%	1.99%	2.24%
After expense reimbursement(7)	1.90%	2.15%	2.65%	1.98%	2.23%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.90%	0.65%	0.15%	0.94%	0.70%
After expense reimbursement(7)	1.03%	0.78%	0.28%	0.95%	0.71%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Internet Fund
Advisor Class C		No Load Class	Advisor Class A	No Load Class	Advisor Class A	No Load Class	Advisor Class A
February 16, 2007ˆ		For the	For the	For the	For the	For the	For the
through		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2007		2006	2006	2005	2005	2004	2004

$28.66		$24.66	$24.40	$25.29	$24.93	$23.31	$22.88

0.07		(0.08)	(0.14)	0.11	0.05	0.10	0.05

6.87		4.15	4.09	(0.54)	(0.44)	2.25	2.23

6.94		4.07	3.95	(0.43)	(0.39)	2.35	2.28

0.00	(3)	0.00 (3)	—	0.00 (3)	0.00 (3)	—	—

(0.29)		(0.11)	(0.11)	(0.20)	(0.14)	(0.37)	(0.23)
—		—	—	—	—	—	—

(0.29)		(0.11)	(0.11)	(0.20)	(0.14)	(0.37)	(0.23)

$35.31		$28.62	$28.24	$24.66	$24.40	$25.29	$24.93

24.22	%(5)	16.50%	16.18%	(1.69)%	(1.55)%	10.06%	9.95%

$294		$137,012	$235	$148,260	$300	$201,929	$354

2.73	%(6)	1.98%	2.23%	2.35%	2.60%	2.37%	2.62%

2.72	%(6)	1.85%	2.10%	2.35%	2.60%	2.37%	2.62%

0.22	%(6)	(0.42)%	(0.67)%	0.46%	0.21%	0.44%	0.19%

0.23	%(6)	(0.29)%	(0.54)%	0.46%	0.21%	0.44%	0.19%
N/A		N/A	N/A	N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Global Fund
	No Load	Advisor		Advisor
	Class	Class A		Class C
	For the	May 19, 2008ˆ		May 19, 2008ˆ
	Year Ended	through		through
	December 31,	December 31,		December 31,
	2008	2008		2008

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Year	$4.90	$4.56		$4.56

Income from Investment Operations:
Net investment income	0.07 (2)	0.03	(2)	0.02	(2)
Net realized and unrealized gain (loss) on investments	(2.56)	(2.18)		(2.17)

Total from investment operations	(2.49)	(2.15)		(2.15)

Redemption Fees	0.00 (3)	—		—
Less Distributions:
From net investment income	(0.05)	(0.05)		(0.04)
From net realized gains	—	—		—

Total distributions	(0.05)	(0.05)		(0.04)

Net Asset Value, End of Year	$2.36	$2.36		$2.37

Total Return(4)	(50.72)%	(47.12)	%(5)	(47.14)	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,863	$106		$5
Ratio of operating expenses to average net assets:
Before expense reimbursement	5.98%	8.28	%(6)	8.78	%(6)
After expense reimbursement(7)	1.41%	1.65	%(6)	2.15	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.72)%	(5.16)	%(6)	(5.66)	%(6)
After expense reimbursement(7)	1.85%	1.47	%(6)	0.97	%(6)
Portfolio turnover rate	N/A	N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Global Fund
No Load	No Load	No Load	No Load
Class	Class	Class	Class
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
December 31,	December 31,	December 31,	December 31,
2007	2006	2005	2004

$5.00	$4.43	$4.50	$4.28

0.22	0.13	0.15	0.08
(0.01)	0.62	(0.03)	0.25

0.21	0.75	0.12	0.33

0.00 (3)	0.00 (3)	0.00 (3)	—

(0.31)	(0.18)	(0.19)	(0.11)
—	—	—	—

(0.31)	(0.18)	(0.19)	(0.11)

$4.90	$5.00	$4.43	$4.50

4.27%	16.90%	2.65%	7.67%

$3,138	$3,991	$3,896	$4,584

3.84%	3.09%	3.22%	3.45%
1.48%	1.39%	2.69%	2.67%

1.87%	1.30%	2.80%	1.08%
4.23%	3.00%	3.33%	1.84%
N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Paradigm Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		December 31,		December 31,		December 31,
	2008		2008		2008		2008

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Year	$30.99		$30.52		$29.90		$30.97

Income from Investment Operations:
Net investment income (loss)	0.12	(2)	0.06	(2)	(0.05	)(2)	0.18	(2)
Net realized and unrealized gain (loss) on investments	(16.62	)(8)	(16.34	)(8)	(15.97	)(8)	(16.63	)(8)

Total from investment operations	(16.50)		(16.28)		(16.02)		(16.45)

Redemption Fees	0.01		0.00	(3)	0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	—		—		—		—
From net realized gains	(0.08)		(0.08)		(0.08)		(0.08)

Total distributions	(0.08)		(0.08)		(0.08)		(0.08)

Net Asset Value, End of Year	$14.42		$14.16		$13.80		$14.44

Total Return(4)	(53.17	)%(8)	(53.30	)%(8)	(53.54	)%(8)	(53.11	)%(8)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$740,983		$249,424		$147,915		$128,129
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.72%		1.97%		2.47%		1.67%
After expense reimbursement(7)	1.66%		1.91%		2.41%		1.46%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.46%		0.21%		(0.29)%		0.51%
After expense reimbursement(7)	0.52%		0.27%		(0.23)%		0.72%
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Includes adviser reimbursement from net realized losses on the disposal of investments in violation of restrictions and trading errors. This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Institutional Class for the fiscal year ended December 31, 2008. There was no impact on the other classes.

See Notes to the Financial Statements.

The Paradigm Fund
No Load Class	Advisor Class A	Advisor Class C		Institutional Class	No Load Class	Advisor Class A
For the	For the	For the		For the	For the	For the
Year Ended	Year Ended	Year Ended		through	Year Ended	Year Ended
December 31,	December 31,	December 31,		December 31,	December 31,	December 31,
2007	2007	2007		2007	2006	2006

$25.79	$25.43	$24.98		$25.76	$20.33	$20.08

0.11 (2)	0.04 (2)	(0.10	)(2)	0.17 (2)	0.14 (2)	0.08 (2)
5.35	5.27	5.15		5.34	5.52	5.43

5.46	5.31	5.05		5.51	5.66	5.51

0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)

(0.13)	(0.09)	(0.00)		(0.17)	(0.16)	(0.12)
(0.13)	(0.13)	(0.13)		(0.13)	(0.04)	(0.04)

(0.26)	(0.22)	(0.13)		(0.30)	(0.20)	(0.16)

$30.99	$30.52	$29.90		$30.97	$25.79	$25.43

21.15%	20.87%	20.20%		21.37%	27.81%	27.42%

$2,910,518	$544,046	$320,962		$804,755	$1,337,761	$183,031

1.68%	1.93%	2.43%		1.63%	1.79%	2.04%
1.68%	1.93%	2.43%		1.48%	1.63%	1.88%

0.39%	0.14%	(0.36)%		0.44%	0.44%	0.19%
0.39%	0.14%	(0.36)%		0.59%	0.60%	0.35%
N/A	N/A	N/A		N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Paradigm Fund
	Advisor Class C		Institutional Class	No Load Class		Advisor Class A		Advisor Class C
	For the		For the	For the		For the		For the
	Year Ended		through	Year Ended		Year Ended		Year Ended
	December 31,		December 31,	December 31,		December 31,		December 31,
	2006		2006	2005		2005		2005

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Year	$19.76		$20.31	$17.54		$17.40		$17.21

Income from Investment Operations:
Net investment income (loss)	(0.03	)(2)	0.19 (2)	(0.03	)(2)	(0.07	)(2)	(0.17	)(2)
Net realized and unrealized gain (loss) on investments	5.33		5.49	2.82		2.77		2.74

Total from investment operations	5.30		5.68	2.79		2.70		2.57

Redemption Fees	0.00	(3)	—	0.03		0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	(0.04)		(0.19)	(0.01)		—		—
From net realized gains	(0.04)		(0.04)	(0.02)		(0.02)		(0.02)

Total distributions	(0.08)		(0.23)	(0.03)		(0.02)		(0.02)

Net Asset Value, End of Year	$24.98		$25.76	$20.33		$20.08		$19.76

Total Return(4)	26.82%		27.96%	16.11%		15.54%		14.96%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$116,226		$507,314	$418,914		$60,421		$38,740
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.54%		1.74%	1.93%		2.18%		2.68%
After expense reimbursement(7)	2.38%		1.43%	1.69%		1.94%		2.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.31)%		0.48%	(0.41)%		(0.66)%		(1.16)%
After expense reimbursement(7)	(0.15)%		0.79%	(0.17)%		(0.42)%		(0.92)%
Portfolio turnover rate	N/A		N/A	N/A		N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.

(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Paradigm Fund
Institutional Class		No Load Class		Advisor Class A	Advisor Class C
May 27, 2005ˆ		For the		For the	For the
through		Year Ended		Year Ended	Year Ended
December 31,		December 31,		December 31,	December 31,
2005		2004		2004	2004

$18.13		$14.91		$14.82	$14.73

0.01	(2)	(0.06	)(2)	(0.10)	(0.18)

2.23		3.17		3.16	3.14

2.24		3.11		3.06	2.96

—		—		—	—

(0.04)		(0.02)		(0.02)	(0.02)
(0.02)		(0.46)		(0.46)	(0.46)

(0.06)		(0.48)		(0.48)	(0.48)

$20.31		$17.54		$17.40	$17.21

12.35	%(5)	20.84%		20.63%	20.08%

$10,895		$89,313		$26,525	$9,426

1.88	%(6)	2.10%		2.35%	2.85%

1.49	%(6)	1.74%		1.99%	2.49%

(0.37	)%(6)	(0.77)%		(1.02)%	(1.52)%

0.02	%(6)	(0.41)%		(0.66)%	(1.16)%
N/A		N/A		N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Medical Fund
	No Load Class	Advisor Class A	Advisor Class C	No Load Class	Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2008	2008	2007	2007

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Year	$19.82	$19.39	$19.34	$17.83	$17.47

Income from Investment Operations:
Net investment income (loss)(2)	0.19	0.13	0.05	0.10	0.05
Net realized and unrealized gain (loss) on investments	(4.25)	(4.15)	(4.13)	2.67	2.62

Total from investment operations	(4.06)	(4.02)	(4.08)	2.77	2.67

Redemption Fees	0.01	0.04	0.02	0.01	0.00 (3)
Less Distributions:
From net investment income	(0.16)	(0.13)	(0.07)	(0.10)	(0.06)
From net realized gains	(0.38)	(0.38)	(0.38)	(0.69)	(0.69)

Total distributions	(0.54)	(0.51)	(0.45)	(0.79)	(0.75)

Net Asset Value, End of Year	$15.23	$14.90	$14.83	$19.82	$19.39

Total Return(4)	(20.42)%	(20.49)%	(20.97)%	15.47%	15.16%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$15,727	$2,941	$314	$13,917	$1,427
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.26%	2.51%	3.01%	2.41%	2.66%
After expense reimbursement(7)	1.41%	1.66%	2.16%	1.40%	1.65%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.18%	(0.07)%	(0.57)%	(0.51)%	(0.76)%
After expense reimbursement(7)	1.03%	0.78%	0.28%	0.50%	0.25%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Medical Fund
Advisor Class C		No Load Class	Advisor Class A	No Load Class	Advisor Class A	No Load Class	Advisor Class A
February 16, 2007ˆ		For the	For the	For the	For the	For the	For the
through		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2007		2006	2006	2005	2005	2004	2004

$18.29		$16.64	$16.34	$16.76	$16.49	$15.67	$15.47

(0.04)		0.06	0.01	(0.18)	(0.22)	(0.10)	(0.11)

1.79		2.40	2.35	0.06	0.07	1.19	1.13

1.75		2.46	2.36	(0.12)	(0.15)	1.09	1.02

0.00	(3)	0.00 (3)	—	0.00 (3)	—	—	—

(0.01)		(0.04)	—	—	—	—	—
(0.69)		(1.23)	(1.23)	—	—	—	—

(0.70)		(1.27)	(1.23)	—	—	—	—

$19.34		$17.83	$17.47	$16.64	$16.34	$16.76	$16.49

9.55	%(5)	14.81%	14.49%	(0.72)%	(0.91)%	6.96%	6.59%

$148		$15,527	$711	$13,943	$559	$19,583	$696

3.19	%(6)	2.28%	2.53%	2.48%	2.73%	2.54%	2.79%
2.15	%(6)	1.44%	1.69%	2.44%	2.69%	2.39%	2.64%

(1.30	)%(6)	(0.51)%	(0.76)%	(1.14)%	(1.39)%	(1.31)%	(1.56)%
(0.26	)%(6)	0.33%	0.08%	(1.10)%	(1.35)%	(1.16)%	(1.41)%
N/A		N/A	N/A	N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Small Cap Opportunities Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class		No Load Class
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		December 31,		December 31,		December 31,		December 31,
	2008		2008		2008		2008		2007

PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$31.92		$31.63		$31.57		$31.92		$26.92

Income from Investment Operations:
Net investment income (loss)(2)	0.05		(0.01)		(0.12)		0.10		0.01
Net realized and unrealized gain (loss) on investments	(18.53	)(8)	(18.34	)(8)	(18.26	)(8)	(18.56	)(8)	5.29

Total from investment operations	(18.48)		(18.35)		(18.38)		(18.46)		5.30

Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00 (3)
Less Distributions:
From net investment income	—		—		—		—		(0.23)
From net realized gains	(0.27)		(0.27)		(0.27)		(0.27)		(0.07)

Total distributions	(0.27)		(0.27)		(0.27)		(0.27)		(0.30)

Net Asset Value, End of Year	$13.17		$13.01		$12.92		$13.19		$31.92

Total Return(4)	(57.88	)%(8)	(58.00	)%(8)	(58.20	)%(8)	(57.82	)%(8)	19.65%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$126,971		$12,090		$2,871		$68,408		$729,278
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.79%		2.04%		2.54%		1.74%		1.71%
After expense reimbursement(7)	1.67%		1.92%		2.42%		1.47%		1.69%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.09%		(0.16)%		(0.66)%		0.14%		0.00%
After expense reimbursement(7)	0.21%		(0.04)%		(0.54)%		0.41%		0.02%
Portfolio turnover rate	N/A		N/A		N/A		N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

See Notes to the Financial Statements.

The Small Cap Opportunities Fund
Advisor Class A	Advisor Class C		Institutional Class	No Load Class	Advisor Class A	Institutional Class
For the	February 16, 2007ˆ		For the	For the	For the	For the
Year Ended	through		Year Ended	Year Ended	Year Ended	Year Ended
December 31,	December 31,		December 31,	December 31,	December 31,	December 31,
2007	2007		2007	2006	2006	2006

$26.71	$28.70		$26.91	$21.02	$20.89	$21.00

(0.07)	(0.21)		0.07	0.03	(0.03)	0.08

5.25	3.33		5.29	5.92	5.88	5.91

5.18	3.12		5.36	5.95	5.85	5.99

0.00 (3)	0.02		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)

(0.19)	(0.20)		(0.28)	(0.05)	(0.03)	(0.08)
(0.07)	(0.07)		(0.07)	—	—	—

(0.26)	(0.27)		(0.35)	(0.05)	(0.03)	(0.08)

$31.63	$31.57		$31.92	$26.92	$26.71	$26.91

19.36%	10.94	%(5)	19.91%	28.37%	28.03%	28.52%

$36,390	$4,942		$316,709	$268,875	$12,144	$209,592

1.96%	2.47	%(6)	1.66%	1.83%	2.08%	1.78%
1.94%	2.45	%(6)	1.49%	1.58%	1.83%	1.38%

(0.25)%	(0.76	)%(6)	0.05%	(0.14)%	(0.39)%	(0.09)%
(0.23)%	(0.75	)%(6)	0.22%	0.11%	(0.14)%	0.31%
N/A	N/A		N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Small Cap Opportunities Fund
	No Load Class	Advisor Class A	Institutional Class		No Load Class	Advisor Class A
	For the	For the	August 12, 2005ˆ		For the	For the
	Year Ended	Year Ended	through		Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2005	2005	2005		2004	2004

PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$18.69	$18.63	$20.48		$16.55	$16.50

Income from Investment Operations:
Net investment income(2)	0.12	0.02	0.00(3)		0.22	0.18
Net realized and unrealized gain on investments	2.35	2.38	0.67		2.49	2.49

Total from investment operations	2.47	2.40	0.67		2.71	2.67

Redemption Fees	0.00 (3)	0.00 (3)	—		—	—
Less Distributions:
From net investment income	(0.01)	(0.01)	(0.02)		(0.16)	(0.13)
From net realized gains	(0.13)	(0.13)	(0.13)		(0.41)	(0.41)

Total distributions	(0.14)	(0.14)	(0.15)		(0.57)	(0.54)

Net Asset Value, End of Year	$21.02	$20.89	$21.00		$18.69	$18.63

Total Return(4)	13.17%	12.83%	3.23	%(5)	16.40%	16.17%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$55,979	$5,205	$67,586		$35,702	$2,929
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.93%	2.16%	1.77	%(6)	2.03%	2.28%
After expense reimbursement(7)	1.66%	1.94%	1.59	%(6)	1.74%	1.99%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.18%	(0.17)%	(0.21	)%(6)	1.01%	0.76%
After expense reimbursement(7)	0.45%	0.06%	(0.03	)%(6)	1.30%	1.05%
Portfolio turnover rate	N/A	N/A	N/A		N/A	N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Kinetics Government Money Market Fund
	For The	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2006	2005	2004

PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.01	0.04	0.04	0.02	—
Net realized and unrealized gain on investments	—	—	—	—	—

Total from investment operations	0.01	0.04	0.04	0.02	—

Less Distributions:
From net investment income	(0.01)	(0.04)	(0.04)	(0.02)	—

Total distributions	(0.01)	(0.04)	(0.04)	(0.02)	—

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.91%	3.77%	4.45%	1.88%	0.00%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$2,688	$1,190	$1,425	$1,052	$1,166
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.55%	6.42%	3.94%	5.08%	2.11%
After expense reimbursement(2)	0.76%	0.98%	0.22%	1.06%	0.98%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.98)%	(1.74)%	0.73%	(2.17)%	(1.13)%
After expense reimbursement(2)	0.81%	3.70%	4.45%	1.85%	0.00%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Market Opportunities Fund
	No Load Class	Advisor Class A	Advisor Class C	Institutional Class
	For the	For the	For the	May 19, 2008ˆ
	Year Ended	Year Ended	Year Ended	through
	December 31,	December 31,	December 31,	December 31,
	2008	2008	2008	2008

PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$16.12	$16.07	$16.01	$13.71

Income from Investment Operations:
Net investment income (loss)	0.11 (2)	0.08 (2)	0.02 (2)	0.08	(2)
Net realized and unrealized gain (loss) on investments	(9.02)	(8.97)	(8.91)	(6.55)
Payment by adviser(7)	0.06	0.06	0.06	0.06

Total from investment operations	(8.85)	(8.83)	(8.83)	(6.41)

Redemption Fees	0.01	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	(0.06)	(0.02)	(0.01)	(0.09)
From net realized gains	—	—	—	—

Total distributions	(0.06)	(0.02)	(0.01)	(0.09)

Net Asset Value, End of Year	$7.22	$7.22	$7.17	$7.21

Total Return(4)	(54.82)%	(54.91)%	(55.13)%	(46.77	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$34,246	$18,514	$4,771	$5
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.82%	2.07%	2.57%	1.82	%(6)
After expense reimbursement(7)	1.66%	1.91%	2.41%	1.44	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.78%	0.53%	0.03%	0.94	%(6)
After expense reimbursement(7)	0.94%	0.69%	0.19%	1.32	%(6)
Portfolio turnover rate	N/A	N/A	N/A	N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser.

See Notes to the Financial Statements.

The Market Opportunities Fund
No Load Class	Advisor Class A	Advisor Class C		No Load Class		Advisor Class A
For the	For the	February 16, 2007ˆ		January 31, 2006ˆ		January 31, 2006ˆ
Year Ended	Year Ended	through		through		through
December 31,	December 31,	December 31,		December 31,		December 31,
2007	2007	2007		2006		2006

$12.05	$12.04	$12.99		$10.00		$10.00

0.04 (2)	0.00 (2)	(0.05	)(2)	0.04		0.02

4.05	4.04	3.07		2.05		2.05
—	—	—		—		—

4.09	4.04	3.02		2.09		2.07

0.01	0.00 (3)	0.00	(3)	0.00	(3)	—

(0.03)	(0.01)	—		(0.04)		(0.03)
—	—	—		—		—

(0.03)	(0.01)	—		(0.04)		(0.03)

$16.12	$16.07	$16.01		$12.05		$12.04

34.03%	33.54%	23.25	%(5)	20.85	%(5)	20.68	%(5)

$63,004	$43,907	$8,790		$7,994		$9,591

1.91%	2.16%	2.66	%(6)	2.68	%(6)	2.93	%(6)
1.74%	1.99%	2.49	%(6)	1.46	%(6)	1.71	%(6)

0.12%	(0.14)%	(0.60	)%(6)	(0.76	)%(6)	(1.01	)%(6)
0.29%	0.03%	(0.43	)%(6)	0.46	%(6)	(0.21	)%(6)
N/A	N/A	N/A		N/A		N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Water Infrastructure Fund
	No Load Class	Advisor Class A	Advisor Class C	Institutional Class
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2008	2008	2008	2008

PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$10.17	$10.17	$10.16	$10.18

Income from Investment Operations:
Net investment income(2)	0.10	0.07	0.03	0.12
Net realized and unrealized gain (loss) on investments	(2.66)	(2.65)	(2.65)	(2.67)

Total from investment operations	(2.56)	(2.58)	(2.62)	(2.55)

Redemption Fees	0.00 (3)	0.00 (3)	—	0.00 (3)
Less Distributions:
From net investment income(2)	—	—	—	—
From net realized gains	—	—	—	—

Total distributions	—	—	—	—

Net Asset Value, End of Year	$7.61	$7.59	$7.54	$7.63

Total Return(4)	(25.17)%	(25.37)%	(25.79)%	(25.05)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$6,598	$7,661	$1,571	$251
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.20%	2.45%	2.95%	2.15%
After expense reimbursement(7)	1.65%	1.90%	2.40%	1.45%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.55%	0.30%	(0.20)%	0.60%
After expense reimbursement(7)	1.10%	0.85%	0.35%	1.30%
Portfolio turnover rate	N/A	N/A	N/A	N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Water Infrastructure Fund
No Load Class		Advisor Class A		Advisor Class C		Institutional Class
June 29, 2007ˆ		June 29, 2007ˆ		June 29, 2007ˆ		June 29, 2007ˆ
through		through		through		through
December 31,		December 31,		December 31,		December 31,
2007		2007		2007		2007

$10.00		$10.00		$10.00		$10.00

0.06		0.05		0.02		0.06
0.20		0.20		0.21		0.21

0.26		0.25		0.23		0.27

—		0.00	(3)	0.00	(3)	—

(0.04)		(0.03)		(0.02)		(0.04)
(0.05)		(0.05)		(0.05)		(0.05)

(0.09)		(0.08)		(0.07)		(0.09)

$10.17		$10.17		$10.16		$10.18

2.64	%(5)	2.55	%(5)	2.33	%(5)	2.76	%(5)

$2,385		$2,459		$1,201		$103

3.62	%(6)	3.87	%(6)	4.37	%(6)	3.58	%(6)
1.74	%(6)	1.99	%(6)	2.49	%(6)	1.54	%(6)

(0.73	)%(6)	(0.98	)%(6)	(1.48	)%(6)	(0.69	)%(6)
1.15	%(6)	0.90	%(6)	0.40	%(6)	1.35	%(6)
N/A		N/A		N/A		N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Multi-Disciplinary Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
	February 11, 2008ˆ		February 11, 2008ˆ		February 11, 2008ˆ		February 11, 2008ˆ
	through		through		through		through
	December 31,		December 31,		December 31,		December 31,
	2008		2008		2008		2008

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00		$10.00

Income from Investment Operations:
Net investment income (loss)(2)	0.01		(0.01)		(0.05)		0.02
Net realized and unrealized gain (loss) on investments	(1.79)		(1.79)		(1.78)		(1.79)

Total from investment operations	(1.78)		(1.80)		(1.83)		(1.77)

Redemption Fees	—		—		—		—
Less Distributions:
From net investment income	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)
From net realized gains	—		—		—		—
Total distributions	(0.00)		(0.00)		(0.00)		(0.00)

Net Asset Value, End of Period	$8.22		$8.20		$8.17		$8.23

Total Return(4)	(17.76	)%(5)	(17.97	)%(5)	(18.30	)%(5)	(17.65	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$99		$84		$88		$82
Ratio of operating expenses to average net assets:
Before expense reimbursement	17.58	%(6)	17.83	%(6)	18.33	%(6)	17.53	%(6)
After expense reimbursement(7)	1.49	%(6)	1.74	%(6)	2.24	%(6)	1.29	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(15.99	)%(6)	(16.24	)%(6)	(16.74	)%(6)	(15.94	)%(6)
After expense reimbursement(7)	0.10	%(6)	(0.15	)% (6)	(0.65	)%(6)	0.30	%(6)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC.
Report of Independent Registered
Public Accounting Firm

To the Shareholders of and Board of Directors
Kinetics Mutual Funds, Inc.
Elmsford, New York

We have audited the accompanying statements of assets and liabilities of The Internet Fund, The Global Fund, The Paradigm Fund, The Medical Fund, The Small Cap Opportunities Fund, The Kinetics Government Money Market Fund, The Market Opportunities Fund, The Water Infrastructure Fund, and The Multi-Disciplinary Fund, each a series of shares of Kinetics Mutual Funds, Inc. (the “Funds”), as of December 31, 2008, and the related statements of operations, the statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform, nor were the Funds required to have, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the above mentioned Funds as of December 31, 2008, the results of their operations, the changes in their net assets and financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 27, 2009

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
December 31, 2008

The Internet Portfolio

The Global Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
December 31, 2008 — (Continued)

The Paradigm Portfolio

The Medical Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
December 31, 2008 — (Continued)

The Small Cap Opportunities Portfolio

The Kinetics Government Money Market Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
December 31, 2008 — (Continued)

The Market Opportunities Portfolio

The Water Infrastructure Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
December 31, 2008 — (Continued)

The Multi-Disciplinary Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2008

Identifier	COMMON STOCKS — 66.85%	Shares	Value

	Aerospace & Defense — 4.77%
CAI	CACI International, Inc. — Class A*	80,000	$3,607,200

	Asian Exchanges — 4.98%
388 HK	Hong Kong Exchanges & Clearing Limited	100,000	949,653
8697 JP	Osaka Securities Exchange Co., Ltd.	144	629,057
SGX SP	Singapore Exchange Limited	620,000	2,186,083

			3,764,793

	Asset Management — 0.67%
URB/A CN	Urbana Corp. — Class A*	240,000	262,454
GROW	US Global Investors, Inc. — Class A(1)	48,000	234,720
WSDT	WisdomTree Investments, Inc.*(1)	12,000	8,400

			505,574

	Capital Markets — 1.59%
CLST LN	Collins Stewart plc	4,000	3,379
LAB	LaBranche & Co. Inc.*	210,000	1,005,900
NTRS	Northern Trust Corp.	2,000	104,280
STT	State Street Corporation	2,000	78,660
TLPR LN	Tullett Prebon plc	4,000	7,850

			1,200,069

	Commercial Services & Supplies — 6.68%
CDCO	Comdisco Holding Company, Inc.*(1)	194,400	1,516,320
CSGP	CoStar Group, Inc.*(1)	2,000	65,880
RBA	Ritchie Bros. Auctioneers, Incorporated(1)	162,000	3,470,040

			5,052,240

	Computers & Peripherals — 0.56%
AAPL	Apple, Inc.*	5,000	426,750

	Diversified Consumer Services — 0.37%
APOL	Apollo Group, Inc. — Class A*(1)	2,000	153,240
BID	Sotheby’s(1)	14,400	128,016

			281,256

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Diversified Financial Services — 1.63%
CLE LN	Climate Exchange PLC*	40,000	$506,089
CME	CME Group, Inc.	2,476	515,280
ICE	IntercontinentalExchange Inc.*	2,000	164,880
MKTX	MarketAxess Holdings, Inc.*(1)	6,000	48,960

			1,235,209

	European Exchanges — 1.17%
DB1 GR	Deutsche Boerse AG	4,000	282,458
OMX SS	OMX AB*	18,000	603,190

			885,648

	Holding Company — 10.36%
GBLB BB	Groupe Bruxelles Lambert S.A.	18,000	1,422,686
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	25
LUK	Leucadia National Corporation*	324,000	6,415,200

			7,837,911

	Hotels, Restaurants & Leisure — 0.00%
IILG	Interval Leisure Group, Inc.*	200	1,078

	Household Durables — 0.63%
IEP	Icahn Enterprises LP	18,000	476,100

	Internet & Catalog Retail — 0.45%
EBAY	eBay, Inc.*	24,000	335,040
HSNI	HSN, Inc.*	200	1,454
TKTM	Ticketmaster*(1)	200	1,284

			337,778

	Internet Software & Services — 0.91%
BIDU	Baidu.com, Inc. — ADR*	1,000	130,570
GOOG	Google Inc. — Class A*(1)	1,800	553,770
IACI	IAC/InterActiveCorp*	500	7,865

			692,205

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	IT Services — 12.04%
BR	Broadridge Financial Solutions, Inc.	78,000	$978,120
IRM	Iron Mountain Incorporated*(1)	6,000	148,380
MANT	ManTech International Corporation — Class A*	140,000	7,586,600
MA	Mastercard, Inc. — Class A(1)	2,000	285,860
V	Visa, Inc. — Class A(1)	2,000	104,900

			9,103,860

	Leisure Equipment & Products — 0.01%
MVL	Marvel Entertainment, Inc.*(1)	322	9,902

	Media — 13.11%
DWA	DreamWorks Animation SKG, Inc. — Class A*	146,000	3,687,960
SSP	The E.W. Scripps Company — Class A	1,333	2,946
IAR	Idearc Inc.*(1)	364,000	30,940
LBTYK	Liberty Global, Inc. — Series C*	100,707	1,528,732
SNI	Scripps Networks Interactive — Class A(1)	4,000	88,000
SIRI	Sirius XM Radio, Inc.*(1)	46,000	5,520
TWX	Time Warner, Inc.(1)	240,000	2,414,400
DIS	The Walt Disney Co.(1)	1,380	31,312
WMG	Warner Music Group Corp.(1)	240,000	724,800
WPO	The Washington Post Company — Class B	3,600	1,404,900

			9,919,510

	Other Exchanges — 0.92%
ASX AU	ASX Ltd.	18,000	417,901
JSE SJ	JSE Limited	60,000	237,534
NZX NZ	NZX Ltd.	12,000	38,080

			693,515

	Publishing — 0.34%
MCO	Moody’s Corporation(1)	4,000	80,360
RHD	R.H. Donnelley Corporation*(1)	484,000	179,080

			259,440

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Software — 3.07%
FTIS LI	Financial Technologies (India) Ltd. — GDR	144,000	$288,000
MVSN	Macrovision Solutions Corporation*(1)	152,880	1,933,932
MSFT	Microsoft Corp.(1)	5,000	97,200

			2,319,132

	Special Purpose Entity — 0.00%
ADPAO	Adelphia Contingent Value Vehicle CVV Services ACC-4 Int*+	250,827	—
ADPAL	Adelphia Recovery Trust Ser ACC-6 E/F Int*+	4,878,645	634

			634

	Thrifts & Mortgage Finance — 0.00%
TREE	Tree.com, Inc.*	33	86

	U.S. Equity Exchanges — 1.71%
NDAQ	The Nasdaq OMX Group*(1)	48,000	1,186,080
NYX	NYSE Euronext	4,000	109,520

			1,295,600

	Wireless Telecommunication Services — 0.88%
CHU	China Unicom (Hong Kong) Limited — ADR(1)	54,288	662,314
SNSHA	Sunshine PCS Corp. — Class A*	149,890	599

			662,913

	TOTAL COMMON STOCKS (cost $51,272,003)		50,568,403

	ESCROW NOTES — 0.00%

006ESCBG1	Adelphia Communications Corp.*+	200,000	—
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	—

	TOTAL ESCROW NOTES (cost $0)		—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

		Principal
Identifier	CONVERTIBLE BONDS — 1.85%	Amount	Value

	Diversified Telecommunication Services — 1.85%
52729NAS9	Level 3 Communications, Inc., CLB 6.000%, 03/15/2010	$2,000,000	$1,400,000

	TOTAL CONVERTIBLE BONDS (cost $1,653,960)		1,400,000

	RIGHTS — 1.38%	Shares

	Commercial Services & Supplies — 1.38%
CDCOR	Comdisco Holding Company, Inc.	12,240,699	1,040,460

	Expiration Date: 12/31/2050 Strike Price $1.00#
	TOTAL RIGHTS (cost $3,253,775)		1,040,460

		Principal
	SHORT-TERM INVESTMENTS — 29.30%	Amount

	US Government Agency Issues — 12.96%
313385AQ9	Federal Home Loan Bank Discount Noteˆ 0.005%, 01/15/2009	$9,800,000	9,799,981

		Shares

	Money Market Funds — 16.34%
FGVXX	First American Government Obligations Fund — Class Y	3,016,182	3,016,182
FIUXX	First American Prime Obligations Fund — Class I	3,230,327	3,230,327
FAIXX	First American Prime Obligations Fund — Class Y	3,167,777	3,167,777
FFCXX	First American Tax Free Obligations Fund — Class Y	92,438	92,438
FOCXX	First American Treasury Obligations Fund — Class Y	2,853,305	2,853,305

			12,360,029

	TOTAL SHORT-TERM INVESTMENTS (cost $22,160,010)		22,160,010

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

	INVESTMENTS PURCHASED WITH THE
	CASH PROCEEDS FROM SECURITIES
Identifier	LENDING — 13.85%	Shares	Value

	Investment Companies — 13.85%
	Mount Vernon Securities Lending Trust — Prime Portfolio	10,478,464	$10,478,464

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $10,478,464)		10,478,464

	TOTAL INVESTMENTS — 113.23% (cost $88,818,212)		$85,647,337

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
# —	Contingent value right (contingent upon profitability of company).
ˆ — All or a portion of the shares have been committed as collateral for written option contracts.

+ —	Security is considered illiquid. The aggregate value of such securities is $634 or 0.00% of net assets.

ADR —	American Depository Receipt.

CLB —	Callable Security.

GDR —	Global Depository Receipt.

(1) —	This security or a portion of this security was out on loan at December 31, 2008. Total loaned securities had a market value of $9,471,644 at December 31, 2008.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — December 31, 2008

Identifier	COMMON STOCKS — 96.38%	Shares	Value

	Airlines — 2.37%
753 HK	Air China Limited — Class H	50,000	$15,484
670 HK	China Eastern Airlines Corporation Limited — Class H*	100,000	15,096
1055 HK	China Southern Airlines Company Limited — Class H*	96,000	15,979

			46,559

	Asian Exchanges — 9.09%
388 HK	Hong Kong Exchanges & Clearing Limited	6,500	61,728
PSE PM	Philippine Stock Exchange, Inc.	3,200	9,085
SGX SP	Singapore Exchange Limited	30,500	107,541

			178,354

	Asset Management — 6.50%
CML SJ	Coronation Fund Managers Ltd.	30,000	15,041
DC/A CN	Dundee Corporation — Class A*	1,600	7,841
URB/A CN	Urbana Corp. — Class A*	31,800	34,775
GROW	US Global Investors, Inc. — Class A	7,000	34,230
806 HK	Value Partners Group Limited	111,000	35,519

			127,406

	Automobiles — 0.79%
TTM	Tata Motors Limited — ADR(1)	3,500	15,575

	Beverages — 2.98%
168 HK	Tsingtao Brewery Co. Limited — Class H	28,000	58,455

	Commercial Banks — 12.25%
3988 HK	Bank of China Ltd. — Class H	136,000	37,202
939 HK	China Construction Bank Corp. — Class H	70,000	38,386
HDB	HDFC Bank Ltd. — ADR(1)	620	44,255
IBN	ICICI Bank Ltd. — ADR	1,500	28,875
1398 HK	Industrial & Commercial Bank of China — Class H	80,000	42,115
SBKFF	State Bank of India — GDR	900	49,500

			240,333

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Construction & Engineering — 4.41%
1186 HK	China Railway Construction Corp. — Class H*	26,000	$38,714
390 HK	China Railway Group Ltd. — Class H*	24,000	16,629
BOKA NA	Koninklijke Boskalis Westminster NV	400	9,230
NTBC LN	Noida Toll Bridge Company Ltd. — GDR*	4,000	21,896

			86,469

	Diversified Financial Services — 0.27%
IFSS LI	Indiabulls Financial Services Ltd. — GDR	1,000	5,270

	Diversified Telecommunication Services — 2.00%
2267781Z	CIBL Inc.*+	51	17,850
TCL	Tata Communications Limited — ADR	1,000	21,370

			39,220

	Electric Utilities — 5.68%
991 HK	Datang International Power Generation Company Limited — Class H	96,000	50,786
HNP	Huaneng Power International, Inc. — ADR	1,200	35,016
RIFS LI	Reliance Infrastructure Ltd. — GDR	500	25,700

			111,502

	Food — 0.15%
PJP IX	X5 Retail Group N.V. — GDR*	350	3,010

	Gaming — 1.02%
200 HK	Melco International Development Limited	60,000	19,896

	Holding Company — 0.00%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	160	2

	Hotels, Restaurants & Leisure — 0.80%
IHTD LI	Indian Hotels Company Limited — GDR	5,000	3,000
MPEL	Melco Crown Entertainment Ltd. — ADR*(1)	4,000	12,680

			15,680

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Insurance — 5.51%
LFC	China Life Insurance Co., Limited — ADR	500	$23,200
2628 HK	China Life Insurance Co., Limited — Class H	16,000	48,618
2318 HK	Ping An Insurance Group Company of China Limited — Class H	7,500	36,289

			108,107

	Metals & Mining — 2.66%
HNDNF	Hindalco Industries Limited — GDR (Acquired 08/06/08-10/01/08 at $43,060)ˆ	14,285	15,071
358 HK	Jiangxi Copper Company Ltd. — Class H	14,000	10,260
SLT	Sterlite Industries India Ltd. — ADR(1)	4,000	22,080
VED LN	Vedanta Resources Plc	550	4,836

			52,247

	Oil, Gas & Consumable Fuels — 10.10%
SNP	China Petroleum & Chemical Corp. — ADR	250	15,448
386 HK	China Petroleum & Chemical Corp. — Class H	64,000	38,729
1088 HK	China Shenhua Energy Company Limited — Class H	14,000	29,625
CEO	CNOOC Limited — ADR	300	28,572
GAID LI	Gail India Limited — GDR	1,500	38,850
PTR	PetroChina Company Limited — ADR	350	31,143
RIGD LI	Reliance Industries Limited — GDR (Acquired 04/03/08-04/07/08 at $40,737)ˆ	450	15,750

			198,117

	Other Exchanges — 0.45%
JSE SJ	JSE Limited	2,225	8,808

	Real Estate — 2.27%
12 HK	Henderson Land Development Company Limited	12,000	44,438

	Real Estate Investment Trusts (REITs) — 2.61%
823 HK	The Link REIT	31,000	51,199

	Real Estate Management & Development — 2.24%
1 HK	Cheung Kong (Holdings) Limited	4,000	37,831
XIN	Xinyuan Real Estate Co. Ltd. — ADR*	2,500	6,100

			43,931

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Software — 2.12%
FTIS LI	Financial Technologies (India) Ltd. — GDR	20,800	$41,600

	Tobacco — 3.20%
ITC IX	ITC Limited — GDR	7,000	28,000
PM	Philip Morris International, Inc.	800	34,808

			62,808

	Transportation Infrastructure — 16.91%
995 HK	Anhui Expressway Co., Ltd. — Class H	66,000	23,845
694 HK	Beijing Capital International Airport Company Limited — Class H	125,000	62,740
357 HK	Hainan Meilan International Airport Company Limited — Class H	65,000	24,825
737 HK	Hopewell Highway Infrastructure Limited	34,000	18,908
54 HK	Hopewell Holdings Limited	16,000	52,644
177 HK	Jiangsu Expressway Company Ltd. — Class H	54,000	39,715
NCSP LI	Novorossiysk Sea Trade Port — GDR	800	5,400
548 HK	Shenzhen Expressway Company Limited — Class H	54,000	18,882
107 HK	Sichuan Expressway Co. Limited — Class H*	114,000	21,623
3382 HK	Tianjin Port Development Holdings Ltd.	148,000	34,946
576 HK	Zhejiang Expressway Co., Limited — Class H	48,000	28,180

			331,708

	Wireless Telecommunication Services — 0.00%
SNSHA	Sunshine PCS Corp. — Class A*	6,000	24

	TOTAL COMMON STOCKS (cost $3,469,883)		1,890,718

	PREFERRED STOCKS — 0.02%

	Diversified Telecommunication Services — 0.02%
PTVI	PTV, Inc. — Series A, CLB*	487	438

	TOTAL PREFERRED STOCKS (cost $3,774)		438

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier	SHORT-TERM INVESTMENTS — 2.41%	Shares	Value

	Money Market Funds — 2.41%
FIUXX	First American Prime Obligations Fund — Class I	47,327	$47,327

	TOTAL SHORT-TERM INVESTMENTS (cost $47,327)		47,327

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING — 5.00%

	Investment Companies — 5.00%
	Mount Vernon Securities Lending Trust — Prime Portfolio	98,047	98,047

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $98,047)		98,047

	TOTAL INVESTMENTS — 103.81% (cost $3,619,031)		$2,036,530

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
ˆ — Restricted Security.

+ —	Security is considered illiquid. The aggregate value of such securities is $17,850 or 0.91% of net assets.

ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

CLB —	Callable Security.

(1) —	This security or a portion of this security was out on loan at December 31, 2008. Total loaned securities had a market value of $90,227 at December 31, 2008.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008

Identifier	COMMON STOCKS — 97.57%	Shares	Value

	Aerospace & Defense — 1.07%
CAI	CACI International, Inc. — Class A*(1)	306,000	$13,797,540

	Airlines — 0.38%
753 HK	Air China Limited — Class H	1,540,000	476,891
670 HK	China Eastern Airlines Corporation Limited — Class H*	10,460,000	1,579,082
1055 HK	China Southern Airlines Company Limited — Class H*	17,505,000	2,913,660

			4,969,633

	Asian Exchanges — 8.08%
388 HK	Hong Kong Exchanges & Clearing Limited	6,400,000	60,777,786
8697 JP	Osaka Securities Exchange Co., Ltd.	4,370	19,090,127
SGX SP	Singapore Exchange Limited	6,977,000	24,600,493

			104,468,406

	Asset Management — 5.77%
BLK	BlackRock, Inc.(1)	48,500	6,506,275
BX	The Blackstone Group LP	252,000	1,645,560
BAM	Brookfield Asset Management Inc. — Class A(1)	2,396,000	36,586,920
CNS	Cohen & Steers, Inc.(1)	216,000	2,373,840
EV	Eaton Vance Corp.(1)	361,000	7,584,610
LM	Legg Mason, Inc.(1)	130,000	2,848,300
POW CN	Power Corporation of Canada	815,000	14,801,377
PZN	Pzena Investment Management, Inc. — Class A(1)	246,000	1,038,120
URB/A CN	Urbana Corp. — Class A*	424,000	463,670
GROW	US Global Investors, Inc. — Class A(1)	93,000	454,770
806 HK	Value Partners Group Limited	722,000	231,034
WSDT	WisdomTree Investments, Inc.*(1)	12,000	8,400

			74,542,876

	Auto Components — 0.42%
6201 JP	Toyota Industries Corporation	261,000	5,487,766

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Automobiles — 0.00%
2333 HK	Great Wall Motor Company Limited — Class H	20,000	$6,968

	Beverages — 1.20%
DPS	Dr. Pepper Snapple Group, Inc.*(1)	1,920	31,200
RI FP	Pernod-Ricard SA	39,000	2,871,601
RCO FP	Remy Cointreau SA	3,490	143,743
168 HK	Tsingtao Brewery Co. Limited — Class H	6,000,000	12,526,129

			15,572,673

	Biotechnology — 0.19%
CRL	Charles River Laboratories International, Inc.*(1)	93,000	2,436,600

	Brokerage & Investment Banking — 0.26%
GHL	Greenhill & Co., Inc.(1)	48,500	3,383,845

	Capital Markets — 2.43%
BK	The Bank of New York Mellon Corp.	621,000	17,592,930
CLST LN	Collins Stewart plc	38,000	32,098
DFR	Deerfield Capital Corporation(1)	3,604	12,830
JEF	Jefferies Group, Inc.(1)	10,000	140,600
LAB	LaBranche & Co. Inc.*	1,268,000	6,073,720
NTRS	Northern Trust Corp.(1)	49,500	2,580,930
STT	State Street Corporation(1)	122,000	4,798,260
TLPR LN	Tullett Prebon plc	66,000	129,527

			31,360,895

	Chemicals — 2.04%
NZYMB DC	Novozymes A/S — Class B	200	15,613
POT	Potash Corporation of Saskatchewan Inc.(1)	1,200	87,864
SIAL	Sigma-Aldrich Corp.(1)	623,000	26,315,520

			26,418,997

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Commercial Banks — 1.96%
3988 HK	Bank of China Ltd. — Class H	9,200,000	$2,516,580
CATY	Cathay General Bancorp(1)	104,000	2,470,000
CLFC	Center Financial Corporation	167,000	1,030,390
939 HK	China Construction Bank Corp. — Class H	6,770,000	3,712,485
EWBC	East West Bancorp, Inc.(1)	90,000	1,437,300
HAFC	Hanmi Financial Corporation(1)	178,500	367,710
1398 HK	Industrial & Commercial Bank of China — Class H	7,000,000	3,685,066
MTB	M&T Bank Corporation(1)	21,000	1,205,610
NARA	Nara Bancorp, Inc.(1)	162,000	1,592,460
SBID LI	State Bank of India — GDR(1)	70,000	3,850,000
UCBH	UCBH Holdings, Inc.(1)	130,000	894,400
WFC	Wells Fargo & Company(1)	37,000	1,090,760
WIBC	Wilshire Bancorp, Inc.(1)	162,000	1,470,960

			25,323,721

	Construction & Engineering — 0.02%
390 HK	China Railway Group Ltd. — Class H*	360,000	249,439

	Consumer Finance — 0.06%
STU	The Student Loan Corporation	18,500	758,500

	Diversified Consumer Services — 0.30%
BID	Sotheby’s(1)	440,000	3,911,600

	Diversified Financial Services — 3.28%
AGO	Assured Guaranty Ltd.(1)	1,552,000	17,692,800
CLE LN	Climate Exchange PLC*	76,000	961,569
CME	CME Group, Inc.(1)	22,800	4,744,908
53 HK	Guoco Group Limited	60,000	351,862
ICE	IntercontinentalExchange Inc.*	11,400	939,816
LSE LN	London Stock Exchange Group plc	1,260,000	9,238,997
PARG SW	Pargesa Holding SA	74,000	4,866,820
TPL	Texas Pacific Land Trust(1)	153,260	3,540,306

			42,337,078

	Diversified Food — 0.01%
CBY	Cadbury PLC — ADR	2,000	71,340

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Electric Utilities — 3.06%
AYE	Allegheny Energy, Inc.(1)	208,000	$7,042,880
BIP	Brookfield Infrastructure Partners LP	96,000	1,075,200
991 HK	Datang International Power Generation Company Limited — Class H	15,353,000	8,122,023
1071 HK	Huadian Power International Corporation — Class H	968,000	231,065
KEP	Korea Electric Power Corporation — ADR*(1)	279,000	3,239,190
NVE	NV Energy, Inc.	1,474,000	14,577,860
USERY	RAO Unified Energy System of Russia — ADR*+	52,000	5,304,000

			39,592,218

	Energy Equipment & Services — 0.02%
2883 HK	China Oilfield Services Limited — Class H	278,000	224,188

	European Exchanges — 0.91%
BME SM	Bolsas y Mercados Espanoles	38,800	991,843
DB1 GR	Deutsche Boerse AG	110,000	7,767,584
OMX SS	OMX AB*	88,000	2,948,931

			11,708,358

	Food Products — 0.58%
KFT	Kraft Foods Inc. — Class A(1)	281,000	7,544,850

	Funds, Trusts, and Other Financial Vehicles — 0.08%
GDX	Market Vectors Gold Miners ETF	32,000	1,084,160

	Gaming — 2.30%
LVS	Las Vegas Sands Corp.*	177,000	1,049,610
200 HK	Melco International Development Limited	2,600,000	862,171
MGM	MGM Mirage*(1)	307,000	4,224,320
WYNN	Wynn Resorts Limited*(1)	557,000	23,538,820

			29,674,921

	Health Care Equipment & Supplies — 0.02%
SYK	Stryker Corp.(1)	5,850	233,707

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Holding Company — 9.41%
BRK/A	Berkshire Hathaway Inc. — Class A*(1)	388	$37,480,800
BRK/B	Berkshire Hathaway Inc. — Class B*	8,250	26,515,500
GBLB BB	Groupe Bruxelles Lambert S.A.	207,000	16,360,884
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	24,000	300
LUK	Leucadia National Corporation*(1)	2,085,000	41,283,000
PAOR FP	Paris Orleans et Cie SA	200	4,726

			121,645,210

	Hotels, Restaurants & Leisure — 0.14%
LTO IM	Lottomatica S.p.A.	2,000	48,930
BAIN FP	Societe des Bains de Mer et du Cercle des Estrangers a Monaco	2	1,515
WEN	Wendy’s/Arby’s Group, Inc. — Class A	368,000	1,817,920

			1,868,365

	Household Durables — 1.39%
FO	Fortune Brands, Inc.(1)	3,700	152,736
IEP	Icahn Enterprises LP	470,060	12,433,087
JAH	Jarden Corporation*(1)	465,000	5,347,500

			17,933,323

	Independent Power Producers & Energy Traders — 1.48%
CPN	Calpine Corporation*(1)	2,071,000	15,076,880
DYN	Dynegy, Inc. — Class A*(1)	2,056,000	4,112,000

			19,188,880

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Insurance — 5.26%
ABK	Ambac Financial Group, Inc.(1)	1,406,000	$1,827,800
LFC	China Life Insurance Co., Limited — ADR(1)	291,000	13,502,400
2628 HK	China Life Insurance Co., Limited — Class H	670,000	2,035,883
GWO CN	Great-West Lifeco, Inc.	115,000	1,928,311
L	Loews Corporation	87,000	2,457,750
MKL	Markel Corporation*(1)	67,000	20,033,000
MBI	MBIA Inc.*(1)	1,503,000	6,117,210
2328 HK	PICC Property & Casualty Co. Ltd. — Class H*	3,726,000	2,009,584
2318 HK	Ping An Insurance Group Company of China Limited — Class H	1,950,000	9,435,241
WSC	Wesco Financial Corporation	1,600	460,640
WTM	White Mountains Insurance Group Ltd.	30,500	8,146,855

			67,954,674

	Internet & Catalog Retail — 0.18%
EBAY	eBay, Inc.*	162,000	2,261,520

	Internet Software & Services — 0.16%
GOOG	Google Inc. — Class A*(1)	6,500	1,999,725

	IT Services — 1.15%
BR	Broadridge Financial Solutions, Inc.	74,000	927,960
MA	Mastercard, Inc. — Class A(1)	79,500	11,362,935
V	Visa, Inc. — Class A(1)	4,900	257,005
WU	The Western Union Company(1)	162,000	2,323,080

			14,870,980

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Media — 2.75%
DWA	DreamWorks Animation SKG, Inc. — Class A*(1)	418,000	$10,558,680
SSP	The E.W. Scripps Company — Class A	52,666	116,392
SNI	Scripps Networks Interactive — Class A(1)	109,000	2,398,000
TWX	Time Warner, Inc.(1)	1,018,000	10,241,080
DIS	The Walt Disney Co.(1)	17,000	385,730
WMG	Warner Music Group Corp.(1)	1,473,000	4,448,460
WPO	The Washington Post Company — Class B	19,000	7,414,750
9399 JP	Xinhua Finance Ltd.*	100	2,675

			35,565,767

	Metals & Mining — 2.98%
AAUK	Anglo American PLC — ADR(1)	2,047,000	23,786,140
FNV CN	Franco-Nevada Corporation	641,100	11,051,120
FCX	Freeport-McMoRan Copper & Gold Inc.(1)	2,680	65,499
RTP	Rio Tinto Plc — ADR(1)	32,300	2,871,793
1171 HK	Yanzhou Coal Mining Company Limited — Class H	950,000	697,466

			38,472,018

	Multiline Retail — 0.83%
SHLD	Sears Holdings Corporation*(1)	276,000	10,728,120

	Multi-Utilities — 1.78%
CNP	Centerpoint Energy, Inc.	456,000	5,754,720
CMS	CMS Energy Corporation(1)	223,000	2,254,530
NRG	NRG Energy, Inc.*	190,000	4,432,700
RRI	Reliant Energy Inc.*	1,823,000	10,536,940

			22,978,890

	Oil & Gas — 0.03%
135 HK	CNPC Hong Kong Limited	1,100,000	342,056

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Oil, Gas & Consumable Fuels — 11.88%
CCJ	Cameco Corporation(1)	180,000	$3,105,000
CNQ	Canadian Natural Resources Ltd.(1)	592,000	23,668,160
COSWF	Canadian Oil Sands Trust(1)	1,521,000	25,996,843
1898 HK	China Coal Energy Company — Class H	2,800,000	2,229,104
1088 HK	China Shenhua Energy Company Limited — Class H	260,000	550,179
CEO	CNOOC Limited — ADR(1)	52,400	4,990,576
EP	El Paso Corporation	844,000	6,608,520
ECA	EnCana Corporation(1)	391,000	18,173,680
OGZPY	Gazprom OAO — ADR(1)	427,000	6,084,750
IMO	Imperial Oil Ltd.(1)	514,000	17,332,080
MRO	Marathon Oil Corp.(1)	162,000	4,432,320
NEGI	National Energy Group, Inc.*	49,000	159,250
NXY	Nexen Inc.(1)	541,000	9,510,780
NHYDY	Norsk Hydro ASA — ADR	28,000	111,166
PWE	Penn West Energy Trust(1)	424,000	4,714,880
PCZ	Petro-Canada(1)	144,000	3,152,160
PBR	Petroleo Brasileiro S.A. — ADR(1)	44,000	1,077,560
SD	SandRidge Energy, Inc.*(1)	143,000	879,450
STO	StatoilHydro ASA — ADR(1)	130,000	2,165,800
SU	Suncor Energy, Inc.(1)	947,000	18,466,500
WZR CN	WesternZagros Resources Ltd.*	343,000	166,707

			153,575,465

	Other Exchanges — 1.57%
ASX AU	ASX Ltd.	672,000	15,601,648
JSE SJ	JSE Limited	670,000	2,652,461
NZX NZ	NZX Ltd.	23,579	74,823
X CN	TMX Group Inc.	98,000	1,999,692

			20,328,624

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Pharmaceuticals — 2.29%
1093 HK	China Pharmaceutical Group Limited	1,100,000	$386,054
FRX	Forest Laboratories, Inc.*	139,000	3,540,330
GSK	GlaxoSmithKline plc — ADR(1)	32,000	1,192,640
MYL	Mylan, Inc.*(1)	44,000	435,160
NVS	Novartis AG — ADR	22,500	1,119,600
NVO	Novo-Nordisk A/S — ADR(1)	75,500	3,879,945
PFE	Pfizer, Inc.(1)	863,000	15,283,730
SNY	Sanofi-Aventis — ADR	118,000	3,794,880

			29,632,339

	Publishing — 0.03%
JW/A	John Wiley & Sons, Inc. — Class A	7,600	270,408
JW/B	John Wiley & Sons, Inc. — Class B	1,940	69,355
RHD	R.H. Donnelley Corporation*(1)	50,000	18,500

			358,263

	Real Estate — 1.10%
12 HK	Henderson Land Development Company Limited	3,838,000	14,212,614
242 HK	Shun Tak Holdings Limited	68,000	18,688

			14,231,302

	Real Estate Investment Trusts (REITs) — 1.15%
ALX	Alexander’s, Inc.(1)	7,400	1,886,260
823 HK	The Link REIT	6,580,000	10,867,332
VNO	Vornado Realty Trust(1)	36,000	2,172,600

			14,926,192

	Real Estate Management & Development — 2.57%
1 HK	Cheung Kong (Holdings) Limited	1,570,000	14,848,778
FCE/A	Forest City Enterprises, Inc. — Class A(1)	1,189,000	7,966,300
10 HK	Hang Lung Group Limited	280,000	847,204
JOE	The St. Joe Company*(1)	204,000	4,961,280
4 HK	Wharf Holdings Ltd.	1,456,000	3,992,155
20 HK	Wheelock and Company Limited	245,000	537,406

			33,153,123

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Road & Rail — 5.13%
BNI	Burlington Northern Santa Fe Corp.(1)	318,000	$24,075,780
CSX	CSX Corp.	361,000	11,721,670
525 HK	Guangshen Railway Company Limited — Class H	170,000	62,734
NSC	Norfolk Southern Corp.(1)	334,000	15,714,700
UNP	Union Pacific Corp.(1)	307,000	14,674,600

			66,249,484

	Software — 0.04%
FTIS LI	Financial Technologies (India) Ltd. — GDR	283,000	566,000

	State Commercial Banks — 0.01%
PFBC	Preferred Bank Los Angeles(1)	16,000	96,000

	Thrifts & Mortgage Finance — 0.88%
FRE	Federal Home Loan Mortgage Corporation(1)	8,040,000	5,869,200
FNM	Federal National Mortgage Association(1)	7,225,000	5,491,000

			11,360,200

	Tobacco — 0.72%
PM	Philip Morris International, Inc.	214,000	9,311,140

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Transportation Infrastructure — 2.62%
995 HK	Anhui Expressway Co., Ltd. — Class H	4,823,500	$1,742,639
694 HK	Beijing Capital International Airport Company Limited — Class H	32,200,000	16,161,905
357 HK	Hainan Meilan International Airport Company Limited — Class H	3,800,000	1,451,317
54 HK	Hopewell Holdings Limited	12,000	39,483
177 HK	Jiangsu Expressway Company Ltd. — Class H	5,490,000	4,037,702
548 HK	Shenzhen Expressway Company Limited — Class H	8,200,000	2,867,281
107 HK	Sichuan Expressway Co. Limited — Class H*	16,764,000	3,179,670
3382 HK	Tianjin Port Development Holdings Ltd.	1,860,000	439,189
576 HK	Zhejiang Expressway Co., Limited — Class H	6,710,000	3,939,318

			33,858,504

	U.S. Equity Exchanges — 4.36%
NDAQ	The Nasdaq OMX Group*(1)	1,522,000	37,608,620
NYX	NYSE Euronext	685,000	18,755,300

			56,363,920

	Wireless Telecommunication Services — 1.24%
CHL	China Mobile Limited — ADR(1)	155,000	7,881,750
CHU	China Unicom (Hong Kong) Limited — ADR(1)	612,000	7,466,400
762 HK	China Unicom Limited	595,000	713,982

			16,062,132

	TOTAL COMMON STOCKS (cost $1,945,151,265)		1,261,042,495

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

		Principal
Identifier	ESCROW NOTES — 0.00%	Amount	Value

	Calpine Corporation (converted from Calpine Corp., 8.500%, 02/15/2011)*+	$1,000,000	$0
	Calpine Corporation (converted from Calpine Corp., 10.500%, 05/15/2015)*+	300,000	0
	Calpine Corporation (converted from Calpine Corp., 8.750%, 07/15/2008)*+	200,000	0
	Calpine Corporation (converted from Calpine Corp., 7.875%, 04/01/2008)*+	200,000	0
	Calpine Corporation (converted from Calpine Corp., 7.625%, 04/15/2050)*+	100,000	0
	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	42,200,000	5

	TOTAL ESCROW NOTES (cost $0)		5

	CORPORATE BONDS — 0.06%

	Diversified Financial Services — 0.06%
317928AA7	FINOVA Group, Inc. 7.500%, 11/15/2009, Acquired 10/19/2006-3/29/2007 at $2,775,288 (Default Effective 4/29/2005)	9,503,880	700,911

	TOTAL CORPORATE BONDS (cost $7,390,483)		700,911

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier	CALL OPTIONS PURCHASED — 0.01%	Contracts	Value

	Diversified Financial Services — 0.00%
LUK.AD	Leucadia National Corporation Expiration: January 2009, Exercise Price: $20.00	72	$7,560
	Insurance — 0.01%
L.AE	Loews Corporation Expiration: January 2009, Exercise Price: $25.00	500	185,000

	TOTAL CALL OPTIONS PURCHASED (cost $1,557,476)		192,560

		Principal
	SHORT-TERM INVESTMENTS — 0.00%	Amount

	US Government Agency Issues — 0.00%
313385AP4	Federal Home Loan Bank Discount Note 0.020%, 01/14/2009	$46,000	46,000

	TOTAL SHORT-TERM INVESTMENTS (cost $46,000)		46,000

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 32.33%	Shares

	Investment Companies — 21.16%
	DWS Money Market Series Institutional Shares	15,754,213	15,754,213
	Goldman Sachs Financial SQ Money Market	20,150,380	20,150,380
	Mount Vernon Securities Lending Trust — Prime Portfolio	230,000,000	230,000,000
	Reserve Primary Fund+	8,221,304	7,597,304

			273,501,897

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Repurchase Agreements — 11.17%
	ING Financial Repurchase Agreement 0.040%, dated 12/31/2008, due 01/02/2009 Repurchase price $144,373,321(2)	144,373,000	$144,373,000

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $418,498,897)		417,874,897

	TOTAL INVESTMENTS — 129.97% (cost $2,372,644,121)		$1,679,856,868

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

+ —	Security is considered illiquid. The aggregate value of such securities is $12,901,309 or 1.00% of net assets.

ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

(1) —	This security or a portion of this security was out on loan at December 31, 2008. Cash collateral for loaned securities consisted of $417,874,897 in cash and $624,000 in cash receivable. Of the total collateral, $8,221,304 was illiquid. Total loaned securities had a market value of $407,863,511 at December 31, 2008.
(2) —	See Repurchase Agreements disclosure in the Notes to Financial Statements for the Kinetics Portfolios Trust.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — December 31, 2008

Identifier	COMMON STOCKS — 96.18%	Shares	Value

	Biotechnology — 20.82%
AEZS	AEterna Zentaris Inc.*	102,500	$50,225
AFFX	Affymetrix, Inc.*(1)	90,000	269,100
AMRI	Albany Molecular Research, Inc.*(1)	42,000	409,080
ARNA	Arena Pharmaceuticals, Inc.*(1)	40,000	166,800
AVXT	AVAX Technologies, Inc.*	50,000	750
AVGN	Avigen, Inc.*	51,000	38,760
BIIB	Biogen Idec, Inc.*	28,250	1,345,547
CEGE	Cell Genesys, Inc.*(1)	73,725	16,219
CBST	Cubist Pharmaceuticals, Inc.*(1)	20,000	483,200
CRGN	CuraGen Corporation*	96,000	44,160
DCGN	deCODE genetics, Inc.*(1)	11,000	2,035
DNDN	Dendreon Corporation*(1)	29,000	132,820
FVRL	Favrille Inc.*(1)	43,000	2,150
HGSI	Human Genome Sciences, Inc.*	21,000	44,520
IMGN	ImmunoGen, Inc.*(1)	14,000	60,060
ISA CN	Isotechnika, Inc.*	40,000	3,240
MEDX	Medarex, Inc.*	31,000	172,980
MBRX	Metabasis Therapeutics, Inc.*	44,000	14,080
COX FP	NicOx SA*	15,000	161,802
ONTY	Oncothyreon, Inc.*	15,333	11,500
PGNX	Progenics Pharmaceuticals, Inc.*	23,200	239,192
SVNT	Savient Pharmaceuticals Inc.*(1)	25,000	144,750
TGEN	Targeted Genetics Corp.*	1,000	175
TELK	Telik, Inc.*(1)	111,000	42,180
VICL	Vical Incorporated*	69,500	97,995

			3,953,320

	Chemicals — 1.86%
ATB CN	Atrium Innovations Inc.*	4,884	51,115
DOW	The Dow Chemical Co.	20,000	301,800

			352,915

	Health Care Equipment & Supplies — 0.01%
TGX	Theragenics Corporation*	2,000	2,340

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Health Care Providers & Services — 0.03%
IBLTZ	IMPATH Bankruptcy Liquidating Trust — Class A	26,000	$5,980

	Life Sciences Tools & Services — 9.35%
LIFE	Life Technologies Corporation*	29,000	675,990
LONN VX	Lonza Group AG	12,000	1,099,826

			1,775,816

	Pharmaceuticals — 64.11%
ABT	Abbott Laboratories	18,000	960,660
AGEN	Antigenics, Inc.*	892	428
BMY	Bristol-Myers Squibb Company(1)	35,000	813,750
1093 HK	China Pharmaceutical Group Limited	1,640,000	575,572
LLY	Eli Lilly & Company	28,000	1,127,560
EPCT	EpiCept Corporation*(1)	2,039	1,305
GENZ	Genzyme Corporation*(1)	18,538	1,230,367
GSK	GlaxoSmithKline plc — ADR	28,673	1,068,643
JNJ	Johnson & Johnson	22,000	1,316,260
4508 JP	Mitsubishi Tanabe Pharma Corporation	19,000	282,328
NVS	Novartis AG — ADR	29,000	1,443,040
PTIE	Pain Therapeutics, Inc.*(1)	30,000	177,600
PFE	Pfizer, Inc.(1)	46,000	814,660
SNY	Sanofi-Aventis — ADR	24,000	771,840
SGP	Schering-Plough Corporation	26,000	442,780
SCR	Simcere Pharmaceutical Group — ADR*	51,000	365,670
WYE	Wyeth	20,900	783,959

			12,176,422

	TOTAL COMMON STOCKS (cost $23,207,480)		18,266,793

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier	SHORT-TERM INVESTMENTS — 3.71%	Shares	Value

	Money Market Funds — 3.71%
FIUXX	First American Prime Obligations Fund — Class Iˆ	705,093	$705,093

	TOTAL SHORT-TERM INVESTMENTS (cost $705,093)		705,093

	INVESTMENTS PURCHASED WITH THE
	CASH PROCEEDS FROM SECURITIES
	LENDING — 25.18%

	Investment Companies — 25.18%
	Mount Vernon Securities Lending Trust — Prime Portfolio	4,783,206	4,783,206

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $4,783,206)		4,783,206

	TOTAL INVESTMENTS — 125.07% (cost $28,695,779)		$23,755,092

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
ˆ — All or a portion of the shares have been committed as collateral for written option contracts.

ADR —	American Depository Receipt.

(1) —	This security or a portion of this security was out on loan at December 31, 2008. Total loaned securities had a market value of $4,413,275 at December 31, 2008.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — December 31, 2008

Identifier	COMMON STOCKS — 98.67%	Shares	Value

	Aerospace & Defense — 1.04%
BBD/B CN	Bombardier Inc. — Class B(1)	196,000	$706,521
CAI	CACI International, Inc. — Class A*(1)	33,000	1,487,970

			2,194,491

	Airlines — 2.62%
CEA	China Eastern Airlines Corporation Limited — ADR*(1)	51,000	769,916
670 HK	China Eastern Airlines Corporation Limited — Class H*	5,768,000	870,759
ZNH	China Southern Airlines Company Limited — ADR*(1)	120,000	1,018,800
1055 HK	China Southern Airlines Company Limited — Class H*	17,110,000	2,847,914

			5,507,389

	Asian Exchanges — 7.63%
8697 JP	Osaka Securities Exchange Co., Ltd.	1,548	6,762,361
SGX SP	Singapore Exchange Limited	2,635,000	9,290,855

			16,053,216

	Asset Management — 3.07%
CNS	Cohen & Steers, Inc.(1)	145,000	1,593,550
EV	Eaton Vance Corp.(1)	110,000	2,311,100
PZN	Pzena Investment Management, Inc. — Class A(1)	178,000	751,160
URB/A CN	Urbana Corp. — Class A*	652,680	713,745
GROW	US Global Investors, Inc. — Class A(1)	169,000	826,410
806 HK	Value Partners Group Limited	782,000	250,233
WSDT	WisdomTree Investments, Inc.*(1)	14,000	9,800

			6,455,998

	Beverages — 6.04%
168 HK	Tsingtao Brewery Co. Limited — Class H	6,087,000	12,707,757

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Capital Markets — 6.45%
CSWC	Capital Southwest Corp.(1)	6,000	$648,960
DFR	Deerfield Capital Corporation(1)	9,664	34,404
IAAC	International Assets Holding Corporation*(1)	27,928	239,622
JEF	Jefferies Group, Inc.(1)	864,000	12,147,840
LAB	LaBranche & Co. Inc.*	106,000	507,740

			13,578,566

	Commercial Banks — 5.42%
BMBZF	BLOM Bank SAL — GDR	30,000	2,160,000
CATY	Cathay General Bancorp(1)	90,000	2,137,500
CLFC	Center Financial Corporation	146,800	905,756
EWBC	East West Bancorp, Inc.(1)	54,800	875,156
FMBL	Farmers & Merchants Bank of Long Beach CA	29	111,723
FBOD	First Bank of Delaware*	248,000	364,560
HAFC	Hanmi Financial Corporation(1)	184,000	379,040
NARA	Nara Bancorp, Inc.	148,000	1,454,840
UCBH	UCBH Holdings, Inc.(1)	249,000	1,713,120
WIBC	Wilshire Bancorp, Inc.(1)	145,000	1,316,600

			11,418,295

	Commercial Services & Supplies — 1.39%
CDCO	Comdisco Holding Company, Inc.*(1)	9,000	70,200
CRRC	Courier Corporation	44,000	787,600
LW CN	Loring Ward International Ltd.	1,000	10,092
PICO	PICO Holdings, Inc.*(1)	56,500	1,501,770
RBA	Ritchie Bros. Auctioneers, Incorporated(1)	26,000	556,920

			2,926,582

	Construction & Engineering — 0.41%
PWR	Quanta Services, Inc.*	44,000	871,200

	Consumer Finance — 0.02%
STU	The Student Loan Corporation	1,175	48,175

	Diversified Consumer Services — 0.66%
BID	Sotheby’s(1)	157,000	1,395,730

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Diversified Financial Services — 3.37%
CLE LN	Climate Exchange PLC*	78,400	$991,934
OCX CN	Onex Corporation	39,000	574,654
RHJI BB	RHJ International*	800	3,870
TPL	Texas Pacific Land Trust	239,120	5,523,672

			7,094,130

	Diversified Telecommunication Services — 0.02%
2267781Z	CIBL Inc.*+	18	6,300
LICT	Lynch Interactive Corporation*	18	45,468

			51,768

	Electric Utilities — 3.87%
991 HK	Datang International Power Generation Company Limited — Class H	11,048,000	5,844,598
1071 HK	Huadian Power International Corporation — Class H	1,369,000	326,785
NVE	NV Energy, Inc.	200,000	1,978,000

			8,149,383

	Energy — 0.62%
SEMUF	Siem Industries Inc.	48,000	1,296,000

	Energy Equipment & Services — 0.14%
2883 HK	China Oilfield Services Limited — Class H	360,000	290,315

	European Exchanges — 2.99%
OMX SS	OMX AB*	188,000	6,299,989

	Gaming — 0.54%
200 HK	Melco International Development Limited	3,411,000	1,131,102

	Gas Utilities — 0.46%
SUG	Southern Union Company	73,500	958,433

	Holding Company — 0.73%
BNB CN	BAM Investments Ltd.*	187,000	1,531,446

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Hotels, Restaurants & Leisure — 2.15%
BAIN FP	Societe des Bains de Mer et du Cercle des Estrangers a Monaco	20	$15,152
WEN	Wendy’s/Arby’s Group, Inc. — Class Aˆ	915,000	4,520,100

			4,535,252

	Household Durables — 8.21%
IEP	Icahn Enterprises LP	436,000	11,532,200
JAH	Jarden Corporation*(1)	500,000	5,750,000

			17,282,200

	Independent Power Producers & Energy Traders — 1.77%
CPN	Calpine Corporation*(1)	479,000	3,487,120
DYN	Dynegy, Inc. — Class A*	125,000	250,000

			3,737,120

	Industrial Conglomerates — 0.43%
Y	Alleghany Corporation*	3,200	902,400

	Insurance — 4.37%
ABK	Ambac Financial Group, Inc.(1)	430,000	559,000
CVA	Covanta Holding Corporation*(1)	252,000	5,533,920
GLRE	Greenlight Capital Re, Ltd. — Class A*	5,600	72,744
MBI	MBIA Inc.*(1)	615,000	2,503,050
NWLIA	National Western Life Insurance Company — Class A*(1)	1,000	169,170
WSC	Wesco Financial Corporation	1,274	366,785

			9,204,669

	IT Services — 1.06%
MANT	ManTech International Corporation — Class A*	41,000	2,221,790

	Media — 5.71%
DWA	DreamWorks Animation SKG, Inc. — Class A*	280,000	7,072,800
IAR	Idearc Inc.*(1)	1,344,000	114,240
WMG	Warner Music Group Corp.(1)	1,600,000	4,832,000

			12,019,040

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Metals & Mining — 4.53%
FMG AU	Fortescue Metals Group Ltd.*	1,291,000	$1,737,163
FNV CN	Franco-Nevada Corporation	299,800	5,167,877
IMN CN	Inmet Mining Corporation	138,000	2,188,772
1171 HK	Yanzhou Coal Mining Company Limited — Class H	618,000	453,720

			9,547,532

	Multi-Utilities — 3.22%
CMS	CMS Energy Corporation(1)	134,000	1,354,740
RRI	Reliant Energy Inc.*(1)	940,000	5,433,200

			6,787,940

	Oil, Gas & Consumable Fuels — 2.06%
BLMC	Biloxi Marsh Lands Corporation	100	845
1898 HK	China Coal Energy Company — Class H	988,000	786,555
1088 HK	China Shenhua Energy Company Limited — Class H	94,000	198,911
135 HK	CNPC Hong Kong Limited	3,003,000	933,812
KEWL	Keweenaw Land Association Ltd.	290	52,200
NEGI	National Energy Group, Inc.*	351,000	1,140,750
PVG	Penn Virginia GP Holdings LP(1)	70,000	695,100
UTS CN	UTS Energy Corporation*(1)	800,000	518,429

			4,326,602

	Other Exchanges — 1.57%
JSE SJ	JSE Limited	677,000	2,680,173
NZX NZ	NZX Ltd.	194,000	615,618

			3,295,791

	Pharmaceuticals — 0.32%
1093 HK	China Pharmaceutical Group Limited	1,893,000	664,365

	Publishing — 0.48%
RHD	R.H. Donnelley Corporation*(1)	1,520,000	562,400
VALU	Value Line, Inc.(1)	13,000	448,760

			1,011,160

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Real Estate — 0.01%
SLED LI	Solidere — GDR	800	$13,200

	Real Estate Investment Trusts REITs — 4.77%
ALX	Alexander’s, Inc.(1)	12,000	3,058,800
NLY	Annaly Capital Management, Inc.	49,000	777,630
823 HK	The Link REIT	3,755,000	6,201,646

			10,038,076

	Road & Rail — 0.01%
525 HK	Guangshen Railway Company Limited — Class H	70,000	25,832

	Software — 0.88%
FTIS LI	Financial Technologies (India) Ltd. — GDR	298,000	596,000
MVSN	Macrovision Solutions Corporation*(1)	100,000	1,265,000

			1,861,000

	State Commercial Banks — 0.22%
PFBC	Preferred Bank Los Angeles(1)	78,000	468,000

	Transportation Infrastructure — 7.86%
694 HK	Beijing Capital International Airport Company Limited — Class H	16,146,000	8,104,041
357 HK	Hainan Meilan International Airport Company Limited — Class H	5,569,000	2,126,944
548 HK	Shenzhen Expressway Company Limited — Class H	922,000	322,394
107 HK	Sichuan Expressway Co. Limited — Class H*	28,320,000	5,371,526
3382 HK	Tianjin Port Development Holdings Ltd.	737,000	174,023
576 HK	Zhejiang Expressway Co., Limited — Class H	772,000	453,227

			16,552,155

	U.S. Equity Exchanges — 1.55%
NDAQ	The Nasdaq OMX Group*(1)	132,000	3,261,720

	TOTAL COMMON STOCKS (cost $338,261,992)		207,715,809

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

		Principal
Identifier	ESCROW NOTES — 0.00%	Amount	Value

	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	$14,400,000	$1

	TOTAL ESCROW NOTES (cost $0)		1

	CORPORATE BONDS — 0.10%

	Diversified Financial Services — 0.10%
317928AA7	FINOVA Group, Inc. 7.500%, 11/15/2009, Acquired on 10/19/2006-5/17/2007 at $741,082 (Default Effective 4/29/2005)	2,783,965	205,317

	TOTAL CORPORATE BONDS (cost $1,390,853)		205,317

	RIGHTS — 0.35%	Shares

	Commercial Services & Supplies — 0.35%
CDCOR	Comdisco Holding Company, Inc. Expiration Date 12/31/2050, Strike Price $1.00#	8,690,000	738,650

	TOTAL RIGHTS (cost $2,692,904)		738,650

	CALL OPTIONS PURCHASED — 0.00%	Contracts

	Insurance — 0.00%
L.AF	Loews Corporation Expiration: January 2009,
	Exercise Price: $30.00	36	2,160

	TOTAL CALL OPTIONS PURCHASED (cost $90,828)		2,160

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
Identifier	SECURITIES LENDING — 24.20%	Shares	Value

	Investment Companies — 24.20%
	Mount Vernon Securities Lending Trust — Prime Portfolio	50,956,896	$50,956,896

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $50,956,896)		50,956,896

	TOTAL INVESTMENTS — 123.32% (cost $393,393,473)		$259,618,833

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
# —	Contingent value right (contingent upon profitability of company).
ˆ — All or a portion of the shares have been committed as collateral for written option contracts.

+ —	Security is considered illiquid. The aggregate value of such securities is $6,301 or 0.00% of net assets.

ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

(1) —	This security or a portion of this security was out on loan at December 31, 2008. Total loaned securities had a market value of $46,239,400 at December 31, 2008.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments — December 31, 2008

		Principal
Identifier	SHORT-TERM INVESTMENTS — 97.29%	Amount	Value

	US Government Agency Issues — 97.29%
313385AP4	Federal Home Loan Bank Discount Note 0.020%, 01/14/2009	$54,000	$54,000
313385AQ9	Federal Home Loan Bank Discount Note 0.002%, 01/15/2009	2,579,000	2,578,995

	TOTAL SHORT-TERM INVESTMENTS (cost $2,632,995)		2,632,995

	TOTAL INVESTMENTS — 97.29% (cost $2,632,995)		$2,632,995

Percentages are stated as a percent of net assets.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2008

Identifier	COMMON STOCKS — 92.08%	Shares	Value

	Asian Exchanges — 5.70%
388 HK	Hong Kong Exchanges & Clearing Limited	144,000	$1,367,500
8697 JP	Osaka Securities Exchange Co., Ltd.	180	786,321
SGX SP	Singapore Exchange Limited	320,000	1,128,302

			3,282,123

	Asset Management — 15.54%
AB	AllianceBernstein Holding LP	18,000	374,220
BLK	BlackRock, Inc.(1)	7,200	965,880
BX	The Blackstone Group LP	80,000	522,400
BAM	Brookfield Asset Management Inc. — Class A(1)	72,000	1,099,440
CNS	Cohen & Steers, Inc.(1)	54,000	593,460
EV	Eaton Vance Corp.(1)	36,000	756,360
BEN	Franklin Resources, Inc.	2,000	127,560
IVZ	Invesco Limited	4,000	57,760
JNS	Janus Capital Group, Inc.	42,200	338,866
LM	Legg Mason, Inc.	48,000	1,051,680
POW CN	Power Corporation of Canada	48,000	871,738
PZN	Pzena Investment Management, Inc. — Class A(1)	222,000	936,840
SII CN	Sprott, Inc.	48,000	167,193
TROW	T. Rowe Price Group, Inc.(1)	7,000	248,080
URB/A CN	Urbana Corp. — Class A*	400,000	437,424
GROW	US Global Investors, Inc. — Class A(1)	42,000	205,380
806 HK	Value Partners Group Limited	560,000	179,195
WSDT	WisdomTree Investments, Inc.*	12,000	8,400

			8,941,876

	Brokerage & Investment Banking — 2.80%
GHL	Greenhill & Co., Inc.(1)	18,000	1,255,860
LAZ	Lazard Ltd. — Class A	12,000	356,880

			1,612,740

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Capital Markets — 13.64%
BK	The Bank of New York Mellon Corp.	36,856	$1,044,131
CLST LN	Collins Stewart plc	6,000	5,068
GFIG	GFI Group, Inc.	2,000	7,080
JEF	Jefferies Group, Inc.(1)	314,000	4,414,840
LAB	LaBranche & Co. Inc.*	150,000	718,500
NTRS	Northern Trust Corp.	18,000	938,520
STT	State Street Corporation	18,018	708,648
TLPR LN	Tullett Prebon plc	6,000	11,775

			7,848,562

	Commercial Banks — 6.42%
3988 HK	Bank of China Ltd. — Class H	2,912,000	796,552
CATY	Cathay General Bancorp(1)	3,600	85,500
CLFC	Center Financial Corporation	6,000	37,020
939 HK	China Construction Bank Corp. — Class H	2,192,000	1,202,033
EWBC	East West Bancorp, Inc.(1)	3,600	57,492
HAFC	Hanmi Financial Corporation	6,800	14,008
1398 HK	Industrial & Commercial Bank of China — Class H	2,508,000	1,320,307
NARA	Nara Bancorp, Inc.	7,000	68,810
UCBH	UCBH Holdings, Inc.(1)	7,200	49,536
WIBC	Wilshire Bancorp, Inc.(1)	7,200	65,376

			3,696,634

	Diversified Consumer Services — 0.74%
BID	Sotheby’s(1)	48,000	426,720

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Diversified Financial Services — 6.74%
CLE LN	Climate Exchange PLC*	36,000	$455,480
CME	CME Group, Inc.	3,800	790,818
IBKR	Interactive Brokers Group, Inc. — Class A*(1)	4,000	71,560
ICE	IntercontinentalExchange Inc.*	20,000	1,648,800
JPM	JPMorgan Chase & Co.	1,305	41,147
LSE LN	London Stock Exchange Group plc	24,000	175,981
MXB	MSCI Inc. — Class A*	12,000	213,120
OCX CN	Onex Corporation	30,000	442,041

			3,838,947

	Electric Utilities — 0.06%
BIP	Brookfield Infrastructure Partners LP	3,200	35,840

	European Exchanges — 3.53%
DB1 GR	Deutsche Boerse AG	6,000	423,686
OMX SS	OMX AB*	48,000	1,608,508

			2,032,194

	Finance/Banks — 0.03%
GHQ	GHL Acquisition Corporation*(1)	2,000	18,000

	Funds, Trusts, and Other Financial Vehicles — 0.45%
GLD	SPDR Gold Trust*	3,000	259,650

	Holding Company — 3.16%
BNB CN	BAM Investments Ltd.*	33,000	270,255
BRK/A	Berkshire Hathaway Inc. — Class A*	16	1,545,600

			1,815,855

	Household Durables — 1.10%
IEP	Icahn Enterprises LP	24,000	634,800

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Insurance — 12.16%
ABK	Ambac Financial Group, Inc.(1)	20,000	$26,000
LFC	China Life Insurance Co., Limited — ADR(1)	36,000	1,670,400
2628 HK	China Life Insurance Co., Limited — Class H	156,000	474,027
L	Loews Corporation	32,000	904,000
MKL	Markel Corporation*	1,200	358,800
MBI	MBIA Inc.*(1)	450,000	1,831,500
2318 HK	Ping An Insurance Group Company of China Limited — Class H	358,000	1,732,213

			6,996,940

	IT Services — 3.29%
BR	Broadridge Financial Solutions, Inc.	72,000	902,880
MA	Mastercard, Inc. — Class A(1)	4,000	571,720
V	Visa, Inc. — Class A(1)	8,000	419,600

			1,894,200

	Metals & Mining — 6.35%
FNV CN	Franco-Nevada Corporation	212,000	3,654,403

	Other Exchanges — 4.44%
ASX AU	ASX Ltd.	72,000	1,671,605
IMAREX NO	IMAREX ASA*	2,000	16,638
JSE SJ	JSE Limited	180,000	712,601
NZX NZ	NZX Ltd.	48,526	153,987

			2,554,831

	Software — 0.50%
FTIS LI	Financial Technologies (India) Ltd. — GDR	144,675	289,350

	State Commercial Banks — 0.03%
PFBC	Preferred Bank Los Angeles(1)	2,700	16,200

	Thrifts & Mortgage Finance — 1.30%
FRE	Federal Home Loan Mortgage Corporation(1)	500,000	365,000
FNM	Federal National Mortgage Association(1)	500,000	380,000

			745,000

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	U.S. Equity Exchanges — 4.17%
NDAQ	The Nasdaq OMX Group*(1)	25,000	$617,750
NYX	NYSE Euronext	65,000	1,779,700

			2,397,450

	TOTAL COMMON STOCKS (cost $81,708,683)		52,992,315

	CALL OPTIONS PURCHASED — 0.01%	Contracts

	Capital Markets — 0.01%
STT.AH	State Street Corporation Expiration: January 2009, Exercise Price: $40.00	18	4,320

	TOTAL CALL OPTIONS PURCHASED (cost $56,394)		4,320

	SHORT-TERM INVESTMENTS — 5.96%	Shares

	Money Market Funds — 5.96%
FIUXX	First American Prime Obligations Fund — Class Iˆ	1,738,163	1,738,163
FAIXX	First American Prime Obligations Fund — Class Y	1,690,611	1,690,611
	TOTAL SHORT-TERM INVESTMENTS (cost $3,428,774)		3,428,774

	INVESTMENTS PURCHASED WITH THE
	CASH PROCEEDS FROM SECURITIES
	LENDING — 26.98%

	Investment Companies — 26.98%
	Mount Vernon Securities Lending Trust — Prime Portfolio	15,528,761	15,528,761

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $15,528,761)		15,528,761

	TOTAL INVESTMENTS — 125.03% (cost $100,722,612)		$71,954,170

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
ˆ — All or a portion of the shares have been committed as collateral for written option contracts.

ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

(1) —	This security or a portion of this security was out on loan at December 31, 2008. Total loaned securities had a market value of $14,428,361 at December 31, 2008.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — December 31, 2008

Identifier	COMMON STOCKS — 89.12%	Shares	Value

	Building Materials — 0.90%
SPIP SP	Sinopipe Holdings Limited	2,000,000	$145,757

	Building Products — 8.46%
AMN	Ameron International Corp.	11,400	717,288
GEBN VX	Geberit AG	6,108	649,049

			1,366,337

	Building Supplies — 3.24%
SOLK GA	Corinth Pipeworks SA*	100,000	122,324
NWPX	Northwest Pipe Company*	8,000	340,880
PAP TB	Pacific Pipe Public Company Limited	2,286,500	59,825

			523,029

	Chemicals — 0.47%
HWKN	Hawkins, Inc.	1,600	24,464
YARIY	Yara International ASA — ADR	2,400	50,985

			75,449

	Commercial Services & Supplies — 1.77%
AENV SP	Asia Environment Holdings Limited	310,000	22,592
LAYN	Layne Christensen Company*(1)	7,750	186,078
SINO SP	Sinomem Technology Limited*	850,000	76,696

			285,366

	Construction & Engineering — 5.05%
URS	URS Corp.*(1)	20,000	815,400

	Electric Utilities — 1.63%
EDE	The Empire District Electric Co.(1)	15,000	264,000

	Electrical Equipment — 3.33%
FELE	Franklin Electric Co., Inc.	11,400	320,454
ROP	Roper Industries, Inc.(1)	5,000	217,050

			537,504

	Food Products — 1.99%
HQS	HQ Sustainable Maritime Industries, Inc.*	41,100	321,813

	Gas Utilities — 1.89%
GSZ FP	GDF Suez	6,205	304,664

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Health Care Equipment & Supplies — 2.27%
CMN	Cantel Medical Corp.*	25,000	$366,750

	Household Durables — 0.44%
6485 JP	Maezawa Kyuso Industries Co. Ltd.	4,500	71,931

	Independent Power Producers & Energy Traders — 0.64%
GLH-U CN	Great Lakes Hydro Income Fund	8,000	103,297

	Industrial Conglomerates — 2.01%
TYC	Tyco International Ltd.	15,000	324,000

	Machinery — 17.17%
ARF-U CN	Armtec Infrastructure Income Fund	20,000	278,493
DHR	Danaher Corp.(1)	8,000	452,880
IR	Ingersoll-Rand Company Ltd. — Class A	15,000	260,250
ITT	ITT Corporation(1)	11,000	505,890
LNN	Lindsay Corporation	10,000	317,900
MPR	Met-Pro Corporation(1)	34,800	463,536
MWA/B	Mueller Water Products, Inc. — Class B	45,000	379,800
840 HK	Xinjiang Tianye Water Saving Irrigation System Co. Ltd. — Class H	1,430,000	114,397

			2,773,146

	Multi-Utilities — 2.49%
ACE IM	ACEA S.P.A	30,000	401,793

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

Identifier		Shares	Value

	Water Utilities — 35.37%
AWR	American States Water Company	16,200	$534,276
AWK	American Water Works Co., Inc.(1)	5,000	104,400
WTR	Aqua America, Inc.(1)	33,400	687,706
ARTNA	Artesian Resources Corp. — Class A	20,610	326,050
CWT	California Water Service Group	20,000	928,600
CTWS	Connecticut Water Service, Inc.	18,494	436,643
270 HK	Guangdong Investment Limited	1,000,000	401,280
MWC PM	Manila Water Company	1,050,000	292,587
MSEX	Middlesex Water Co.	20,000	344,600
NWG LN	Northumbrian Water Group Plc	90,200	306,382
SVT LN	Severn Trent plc	13,000	223,916
SJW	SJW Corp.(1)	25,000	748,500
SWWC	Southwest Water Company	20,000	64,400
EYAPS GA	Thessaloniki Water Supply & Sewage Co. SA	10,000	59,772
YORW	York Water Company	20,953	254,369

			5,713,481

	TOTAL COMMON STOCKS (cost $17,662,669)		14,393,717

	SHORT-TERM INVESTMENTS — 2.68%

	Money Market Funds — 2.68%
FIUXX	First American Prime Obligations Fund — Class I	433,476	433,476

	TOTAL SHORT-TERM INVESTMENTS (cost $433,476)		433,476

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — December 31, 2008 — (Continued)

	INVESTMENTS PURCHASED WITH THE
	CASH PROCEEDS FROM SECURITIES
Identifier	LENDING — 16.88%	Shares	Value

	Investment Companies — 16.88%
	Mount Vernon Securities Lending Trust — Prime Portfolio	2,726,704	$2,726,704

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $2,726,704)		2,726,704

	TOTAL INVESTMENTS — 108.68% (cost $20,822,849)		$17,553,897

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ADR —	American Depository Receipt.

(1) —	This security or a portion of this security was out on loan at December 31, 2008. Total loaned securities had a market value of $2,744,778 at December 31, 2008. Market fluctuations may cause the value of the securities on loan to exceed the value of the collateral. When this occurs, collateral is adjusted on the next business day based on the prior day’s market fluctuations and the current day’s lending activity.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — December 31, 2008

Identifier	COMMON STOCKS — 0.02%	Shares	Value

	Asset Management — 0.02%
FIG	Fortress Investment Group LLC — Class A	100	$100

	TOTAL COMMON STOCKS (cost $1,002)		100

		Principal
	SHORT-TERM INVESTMENTS — 82.30%	Amount

	US Government Agency Issues — 72.68%
313385AQ9	Federal Home Loan Bank Discount Noteˆ 0.005%, 01/15/2009	$304,000	303,999

		Shares

	Money Market Funds — 9.62%
FGVXX	First American Government Obligations Fund — Class Y	10,634	10,634
FIUXX	First American Prime Obligations Fund — Class I	13,872	13,872
FAIXX	First American Prime Obligations Fund — Class Y	15,744	15,744

			40,250

	TOTAL SHORT-TERM INVESTMENTS (cost $344,249)		344,249

	TOTAL INVESTMENTS — 82.32% (cost $345,251)		$344,349

Percentages are stated as a percent of net assets.
ˆ — All or a portion of the shares have been committed as collateral for written option contracts.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Options Written — December 31, 2008

Identifier	PUT OPTIONS WRITTEN	Contracts	Value

LEC.MY	CME Group, Inc. Expiration: January 2010, Exercise Price: $400.00	40	$815,000

	TOTAL PUT OPTIONS WRITTEN (premiums received $361,078)		$815,000

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Options Written — December 31, 2008

Identifier	PUT OPTIONS WRITTEN	Contracts	Value

IDK.MH	Biogen Idec, Inc.
	Expiration: January 2009, Exercise Price: $40.00	20	$640
GZQ.MK	Genzyme Corporation
	Expiration: January 2009, Exercise Price: $55.00	20	400

	TOTAL PUT OPTIONS WRITTEN (premiums received $19,470)		$1,040

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Options Written — December 31, 2008

Identifier	PUT OPTIONS WRITTEN	Contracts	Value

SWS.OC	SWS Group Inc.
	Expiration: March 2009, Exercise Price: $15.00	10	$1,275
JEK.OX	Wendy’s/Arby’s Group, Inc. — Class A
	Expiration: March 2009, Exercise Price: $22.50	10	3,975

	TOTAL PUT OPTIONS WRITTEN (premiums received $3,940)		$5,250

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Options Written — December 31, 2008

Identifier	PUT OPTIONS WRITTEN	Contracts	Value

LEC.MY	CME Group, Inc. Expiration: January 2010, Exercise Price: $400.00	20	$407,500

	TOTAL PUT OPTIONS WRITTEN (premiums received $180,539)		$407,500

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2008

Identifier	PUT OPTIONS WRITTEN	Contracts	Value

	Aerospace & Defense
BA.MM	Boeing Co.
	Expiration: January 2009, Exercise Price: $65.00	1	$2,235
NOC.NI	Northrop Grumman Corp.
	Expiration: February 2009, Exercise Price: $45.00	1	260

			2,495

	Airlines
HDZ.OC	China Southern Airlines Company Limited — ADR
	Expiration: March 2009, Exercise Price: $15.00	2	730

	Auto Components
TEN.PB	Tenneco Inc.
	Expiration: April 2009, Exercise Price: $10.00	2	1,410

	Beverages
STZ.MC	Constellation Brands, Inc. — Class A
	Expiration: January 2009, Exercise Price: $15.00	2	85

	Capital Markets
BK.RE	The Bank of New York Mellon Corp.
	Expiration: June 2009, Exercise Price: $25.00	1	410
SHQ.OC	The Charles Schwab Corporation
	Expiration: March 2009, Exercise Price: $15.00	1	143
FIG.MV	Fortress Investment Group LLC — Class A
	Expiration: January 2009, Exercise Price: $12.50	1	1,145
GQG.MI	GFI Group, Inc.
	Expiration: January 2009, Exercise Price: $7.50	4	1,580
GS.PC	The Goldman Sachs Group, Inc.
	Expiration: April 2009, Exercise Price: $115.00	1	3,285
LM.NC	Legg Mason, Inc.
	Expiration: February 2009, Exercise Price: $15.00	1	90
NRQ.PK	Northern Trust Corp.
	Expiration: April 2009, Exercise Price: $55.00	2	1,890
RQW.PH	T. Rowe Price Group, Inc.
	Expiration: April 2009, Exercise Price: $40.00	1	760
QGW.RA	U.S. Global Investors, Inc. — Class A
	Expiration: June 2009, Exercise Price: $5.00	3	833

			10,136

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2008 — (Continued)

Identifier		Contracts	Value

	Chemicals
IAQ.MI	Sigma-Aldrich Corp.
	Expiration: January 2009, Exercise Price: $45.00	1	$343

	Commercial Banks
HDB.PM	HDFC Bank Ltd. — ADR
	Expiration: April 2009, Exercise Price: $65.00	1	945
IBN.MF	ICIC Bank Ltd. — ADR
	Expiration: January 2009, Exercise Price: $30.00	1	1,080
MTB.PO	M&T Bank Corporation
	Expiration: April 2009, Exercise Price: $75.00	2	4,140

			6,165

	Commercial Services & Supplies
IRM.MD	Iron Mountain Incorporated
	Expiration: January 2009, Exercise Price: $20.00	2	70

	Consumer Finance
DFS.MB	Discover Financial Services
	Expiration: January 2009, Exercise Price: $10.00	2	190

	Diversified Consumer Services
BID.PB	Sotheby’s
	Expiration: April 2009, Exercise Price: $10.00	1	248

	Diversified Financial Services
LUK.MH	Leucadia National Corporation
	Expiration: January 2009, Exercise Price: $40.00	1	2,015
MCO.QD	Moody’s Corporation
	Expiration: May 2009, Exercise Price: $20.00	1	400

			2,415

	Electric Utilities
AYE.MF	Allegheny Energy, Inc.
	Expiration: January 2009, Exercise Price: $30.00	1	22

	Hotels, Restaurants & Leisure
IGT.PD	International Game Technology
	Expiration: April 2009, Exercise Price: $20.00	1	840
MGM.ME	MGM Mirage
	Expiration: January 2009, Exercise Price: $25.00	1	1,140
UWY.MR	Wynn Resorts Limited
	Expiration: January 2009, Exercise Price: $90.00	1	4,765

			6,745

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2008 — (Continued)

Identifier		Contracts	Value

	Independent Power Producers & Energy Traders
CPN.OV	Calpine Corp.
	Expiration: March 2009, Exercise Price: $12.50	3	$1,590
HNP.MF	Huaneng Power International, Inc. — ADR
	Expiration: January 2009, Exercise Price: $30.00	2	435
ULA.NE	Reliant Energy Inc.
	Expiration: February 2009, Exercise Price: $5.00	2	140

			2,165

	Insurance
GIY.MA	AMBAC Financial Group Inc.
	Expiration: January 2009, Exercise Price: $5.00	10	3,900
LFC.MX	China Life Insurance Co., Limited — ADR
	Expiration: January 2009, Exercise Price: $57.50	1	1,105
MBI.QZ	MBIA Inc.
	Expiration: May 2009, Exercise Price: $4.00	4	520

			5,525

	Internet Software & Services
QXB.PC	eBay, Inc.
	Expiration: April 2009, Exercise Price: $15.00	2	438
GOU.RL	Google Inc. — Class A
	Expiration: June 2009, Exercise Price: $260.00	1	2,315

			2,753

	IT Services
WU.NB	The Western Union Company
	Expiration: February 2009, Exercise Price: $10.00	4	70

	Machinery
UKU.OC	American Railcar Industries, Inc.
	Expiration: March 2009, Exercise Price: $15.00	2	960

	Media
MHP.QX	The McGraw-Hill Companies, Inc.
	Expiration: May 2009, Exercise Price: $22.50	1	355
DIS.MX	The Walt Disney Co.
	Expiration: January 2009, Exercise Price: $22.50	1	70

			425

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2008 — (Continued)

Identifier		Contracts	Value

	Metals & Mining
CMC.MD	Commercial Metals Company
	Expiration: January 2009, Exercise Price: $20.00	2	$1,680
NUE.SH	Nucor Corp.
	Expiration: July 2009, Exercise Price: $40.00	1	635
RJT.SU	Rio Tinto Plc — ADR
	Expiration: July 2009, Exercise Price: $70.00	1	1,455

			3,770

	Oil, Gas & Consumable Fuels
CCJ.ME	Cameco Corporation
	Expiration: January 2009, Exercise Price: $25.00	2	1,550
CCD.RF	Canadian Natural Resources Ltd.
	Expiration: June 2009, Exercise Price: $30.00	1	375
SNP.MO	China Petroleum & Chemical Corporation — ADR
	Expiration: January 2009, Exercise Price: $75.00	1	1,345
CEO.MP	CNOOC Limited — ADR
	Expiration: January 2009, Exercise Price: $80.00	1	112
ECA.PH	EnCana Corporation
	Expiration: April 2009, Exercise Price: $40.00	1	355
IMO.NI	Imperial Oil Ltd.
	Expiration: February 2009, Exercise Price: $45.00	1	1,155
KJA.MC	Nexen Inc.
	Expiration: January 2010, Exercise Price: $15.00	2	780
PWE.OB	Penn West Energy Trust
	Expiration: March 2009, Exercise Price: $10.00	1	83
PWK.OO	PetroChina Company Limited — ADR
	Expiration: March 2009, Exercise Price: $75.00	1	490
STO.ME	StatoilHydro ASA — ADR
	Expiration: January 2009, Exercise Price: $25.00	2	1,670
SXH.OD	Suncor Energy, Inc.
	Expiration: March 2009, Exercise Price: $20.00	1	320

			8,235

	Real Estate Investment Trusts (REITs)
BAM.RC	Brookfield Asset Management, Inc. — Class A
	Expiration: June 2009, Exercise Price: $15.00	1	267

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2008 — (Continued)

Identifier		Contracts	Value

	Road & Rail
BNI.MP	Burlington Northern Santa Fe Corporation
	Expiration: January 2009, Exercise Price: $80.00	1	$500
CSX.ML	CSX Corp.
	Expiration: January 2009, Exercise Price: $60.00	1	2,760

			3,260

	Specialty Retail
TIF.QD	Tiffany & Co.
	Expiration: May 2009, Exercise Price: $20.00	1	275

	Textiles, Apparel & Luxury Goods
COH.QA	Coach, Inc.
	Expiration: May 2009, Exercise Price: $17.50	1	217

	Transportation Infrastructure
PAC.MW	Grupo Aeroportuario del Pacifico S.A.B. de C.V. — ADR
	Expiration: January 2009, Exercise Price: $17.50	1	17

	Transportation Services
UPS.ML	United Parcel Service — Class B
	Expiration: January 2009, Exercise Price: $60.00	1	490

	Wireless Telecommunication Services
CWA.MH	China Unicom (Hong Kong) Limited — ADR
	Expiration: January 2009, Exercise Price: $40.00	1	405
CHU.PV	China Unicom (Hong Kong) Limited — ADR
	Expiration: April 2009, Exercise Price: $12.50	4	810

			1,215

	TOTAL PUT OPTIONS WRITTEN (premiums received $43,279)		$60,698

ADR —	American Depository Receipt.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
December 31, 2008

	The Internet	The Global
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$85,647,337	$2,036,530
Foreign currencies, at value(3)	200,984	38,227
Cash	1,156,201	25
Receivable for contributed capital	9,520	2,709
Dividends and interest receivable	54,745	2,374
Other assets	37,440	319

Total assets	87,106,227	2,080,184

LIABILITIES:
Written options, at value(4)	815,000	—
Payable to Adviser	78,257	2,060
Payable to Trustees and Officers	862	7
Payable for collateral received for securities loaned	10,478,464	98,047
Payable for withdrawn capital	75,462	7,648
Accrued expenses and other liabilities	18,358	10,679

Total liabilities	11,466,403	118,441

Net assets	$75,639,824	$1,961,743

(1)Cost of investments	$88,818,212	$3,619,031

(2)Includes loaned securities with a market value of	$9,471,644	$90,227

(3)Cost of foreign currencies	$199,253	$37,693

(4)Premiums received	$361,078	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
December 31, 2008

	The	The
	Paradigm	Medical
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$1,535,483,868	$23,755,092
Repurchase agreements, at value(5)	144,373,000	—
Foreign currencies, at value(3)	7,533,273	—
Cash	—	41,077
Receivable for collateral for securities loaned	624,000	—
Receivable for contributed capital	5,596,095	22,196
Receivable for investments sold	28,532,707	—
Dividends and interest receivable	1,586,345	33,254
Other assets	601,405	7,221

Total assets	1,724,330,693	23,858,840

LIABILITIES:
Written options, at value(4)	—	1,040
Payable to Adviser	1,392,128	18,852
Payable to Custodian	3,184,350	—
Payable to Trustees and Officers	26,887	99
Payable for securities purchased	1,307,701	—
Payable for collateral received for securities loaned	418,498,897	4,783,206
Payable for withdrawn capital	7,212,281	50,784
Accrued expenses and other liabilities	233,459	12,166

Total liabilities	431,855,703	4,866,147

Net assets	$1,292,474,990	$18,992,693

(1)Cost of investments	$2,372,644,121	$28,695,779

(2)Includes loaned securities with a market value of	$407,863,511	$4,413,275

(3)Cost of foreign currencies	$7,548,375	$—

(4)Premiums received	$—	$19,470

(5)Cost of repurchase agreements	$144,373,000	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
December 31, 2008

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$259,618,833	$2,632,995
Foreign currencies, at value(3)	1,472,402	—
Cash	—	83,276
Receivable for contributed capital	484,240	—
Receivable for investments sold	713,957	—
Dividends and interest receivable	302,090	—
Other assets	170,519	44

Total assets	262,762,041	2,716,315

LIABILITIES:
Written options, at value(4)	5,250	—
Payable to Adviser	232,866	1,146
Payable to Custodian	104,918	—
Payable to Trustees and Officers	5,156	2
Payable for collateral received for securities loaned	50,956,896	—
Payable for withdrawn capital	869,671	—
Accrued expenses and other liabilities	61,372	8,919

Total liabilities	52,236,129	10,067

Net assets	$210,525,912	$2,706,248

(1)Cost of investments	$393,393,473	$2,632,995

(2)Includes loaned securities with a market value of	$46,239,400	$—

(3)Cost of foreign currencies	$1,451,867	$—

(4)Premiums received	$3,940	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
December 31, 2008

	The Market	The Water
	Opportunities	Infrastructure
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$71,954,170	$17,553,897
Foreign currencies, at value(3)	598,088	194,762
Cash	579,551	40,017
Receivable for contributed capital	67,114	1,159,991
Receivable for payment by affiliate	484,652	—
Dividends and interest receivable	47,579	53,269
Other assets	67,836	5,601

Total assets	73,798,990	19,007,537

LIABILITIES:
Written options, at value(4)	407,500	—
Payable to Adviser	58,372	15,291
Payable to Trustees and Officers	645	63
Payable for securities purchased	—	56,148
Payable for collateral received for securities loaned	15,528,761	2,726,704
Payable for withdrawn capital	234,767	43,263
Accrued expenses and other liabilities	19,799	14,348

Total liabilities	16,249,844	2,855,817

Net assets	$57,549,146	$16,151,720

(1)Cost of investments	$100,722,612	$20,822,849

(2)Includes loaned securities with a market value of	$14,428,361	$2,744,778

(3)Cost of foreign currencies	$617,644	$238,320

(4)Premiums received	$180,539	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
December 31, 2008

The Multi-
Disciplinary
Portfolio

ASSETS:
Investments, at value(1)	$344,349
Deposit at brokers for written options	63,955
Cash	78,210
Receivable for investments sold	3,194
Dividends and interest receivable	48
Other assets	7

Total assets	489,763

LIABILITIES:
Written options, at value(2)	60,698
Payable to Adviser	444
Payable to Trustees and Officers	2
Payable for securities purchased	1,275
Accrued expenses and other liabilities	9,058

Total liabilities	71,477

Net assets	$418,286

(1)Cost of investments	$345,251

(2)Premiums received	$43,279

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Year Ended December 31, 2008

	The Internet	The Global
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$1,143,384	$85,022
Interest	597,592	4,581
Income from securities lending	610,522	3,239
Other income	959,999	—

Total investment income	3,311,497	92,842

EXPENSES:
Investment advisory fees	1,411,000	35,211
Administration fees	42,835	1,077
Professional fees	12,468	7,440
Fund accounting fees	15,538	5,590
Trustee and Officers’ fees and expenses	3,246	70
Custodian fees and expenses	25,094	19,788
Other expenses	3,022	218

Total expenses	1,513,203	69,394

Net expenses	1,513,203	69,394

Net investment income	1,798,294	23,448

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	1,853,794	188,690
Net change in unrealized depreciation of:
Investments and foreign currency	(64,934,366)	(2,277,088)
Written option contracts	(453,922)	—

Net loss on investments	(63,534,494)	(2,088,398)

Net decrease in net assets resulting from operations	$(61,736,200)	$(2,064,950)

† Net of Foreign Taxes Withheld of:	$134,448	$1,627

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Year Ended December 31, 2008

	The	The
	Paradigm	Medical
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$49,560,384	$378,082
Interest	13,422,851	29,333
Income from securities lending	7,657,783	53,004

Total investment income	70,641,018	460,419

EXPENSES:
Investment advisory fees	40,463,719	236,014
Administration fees	1,230,567	6,412
Professional fees	179,842	7,978
Fund accounting fees	313,637	3,994
Trustee and Officers’ fees and expenses	103,430	466
Custodian fees and expenses	558,764	12,776
Other expenses	77,714	234

Total expenses	42,927,673	267,874

Net expenses	42,927,673	267,874

Net investment income	27,713,345	192,545

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(640,156,444)	369,558
Written option contracts expired or closed	(676,900)	—
Net increase from payments by affiliates on the disposal of investments in violation of restrictionsˆ	415,007	—
Net realized capital gains tax	(320,435)	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(1,594,707,316)	(5,677,938)
Written option contracts	(103,358)	18,430

Net loss on investments	(2,235,549,446)	(5,289,950)

Net decrease in net assets resulting from operations	$(2,207,836,101)	$(5,097,405)

† Net of Foreign Taxes Withheld of:	$2,839,376	$19,679

^See Note 3, “Investment Adviser” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Year Ended December 31, 2008

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$7,463,896	$—
Interest	1,189,269	34,763
Income from securities lending	2,264,469	—

Total investment income	10,917,634	34,763

EXPENSES:
Investment advisory fees	7,282,270	11,053
Administration fees	298,868	881
Professional fees	38,978	7,450
Fund accounting fees	75,391	252
Trustee and Officers’ fees and expenses	18,838	50
Custodian fees and expenses	202,144	7,584
Other expenses	18,238	159

Total expenses	7,934,727	27,429

Net expenses	7,934,727	27,429

Net investment income	2,982,907	7,334

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	(139,875,739)	(84)
Net increase from payments by affiliates on the disposal of investments in violation of restrictionsˆ	66,781	—
Net change in unrealized depreciation of:
Investments and foreign currency	(332,404,165)	—
Written option contracts	(1,310)	—

Net loss on investments	(472,214,433)	(84)

Net increase (decrease) in net assets resulting from operations	$(469,231,526)	$7,250

† Net of Foreign Taxes Withheld of:	$141,157	$—

^See Note 3, “Investment Adviser” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Year Ended December 31, 2008

	The Market	The Water
	Opportunities	Infrastructure
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$1,763,638	$406,691
Interest	203,796	92,464
Income from securities lending	396,466	27,651

Total investment income	2,363,900	526,806

EXPENSES:
Investment advisory fees	1,132,541	238,093
Administration fees	34,611	7,850
Professional fees	11,886	9,789
Fund accounting fees	14,563	7,771
Trustee and Officers’ fees and expenses	2,887	470
Custodian fees and expenses	37,376	19,800
Other expenses	1,778	198

Total expenses	1,235,642	283,971

Net expenses	1,235,642	283,971

Net investment income	1,128,258	242,835

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(27,257,951)	(5,822,315)
Written option contracts expired or closed	—	640
Net increase from receivable from affiliates on the disposal of investments in violation of restrictionsˆ	484,652	—
Net change in unrealized depreciation of:
Investments and foreign currency	(46,089,250)	(3,345,871)
Written option contracts	(226,961)	—

Net loss on investments	(73,089,510)	(9,167,546)

Net decrease in net assets resulting from operations	$(71,961,252)	$(8,924,711)

† Net of Foreign Taxes Withheld of:	$86,117	$32,679

^See Note 3, “Investment Adviser” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Period February 11, 2008ˆ through December 31, 2008

The Multi-
Disciplinary
Portfolio

INVESTMENT INCOME:
Interest	$6,789

Total investment income	6,789

EXPENSES:
Investment advisory fees	5,304
Administration fees	171
Professional fees	7,384
Fund accounting fees	1,824
Trustee and Officers’ fees and expenses	10
Custodian fees and expenses	6,921

Total expenses	21,614

Net expenses	21,614

Net investment loss	(14,825)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(87,378)
Written option contracts expired or closed	12,895
Net change in unrealized depreciation of:
Investments	(902)
Written option contracts	(17,419)

Net loss on investments	(92,804)

Net decrease in net assets resulting from operations	$(107,629)

ˆ	Commencement of operations.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007

OPERATIONS:
Net investment income	$1,798,294	$2,283,029	$23,448	$140,984
Net realized gain on sale of investments, foreign currency and written options	1,853,794	15,699,622	188,690	295,159
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(65,388,288)	16,152,318	(2,277,088)	(304,486)

Net increase (decrease) in net assets resulting from operations	(61,736,200)	34,134,969	(2,064,950)	131,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	1,732,265	21,788,282	1,685,706	641,520
Withdrawals	(32,194,574)	(25,387,972)	(801,892)	(1,617,402)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(30,462,309)	(3,599,690)	883,814	(975,882)

Total increase (decrease) in net assets	(92,198,509)	30,535,279	(1,181,136)	(844,225)
NET ASSETS:
Beginning of year	167,838,333	137,303,054	3,142,879	3,987,104

End of year	$75,639,824	$167,838,333	$1,961,743	$3,142,879

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Paradigm Portfolio		The Medical Portfolio
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007

OPERATIONS:
Net investment income	$27,713,345	$24,576,262	$192,545	$91,619
Net realized gain (loss) on sale of investments, foreign currency and written options	(640,738,772)	24,227,223	369,558	1,258,860
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(1,594,810,674)	537,525,297	(5,659,508)	937,125

Net increase (decrease) in net assets resulting from operations	(2,207,836,101)	586,328,782	(5,097,405)	2,287,604

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	283,118,993	2,022,528,529	13,013,167	8,466,891
Withdrawals	(1,422,768,329)	(130,658,050)	(4,427,289)	(11,493,025)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(1,139,649,336)	1,891,870,479	8,585,878	(3,026,134)

Total increase (decrease) in net assets	(3,347,485,437)	2,478,199,261	3,488,473	(738,530)
NET ASSETS:
Beginning of year	4,639,960,427	2,161,761,166	15,504,220	16,242,750

End of year	$1,292,474,990	$4,639,960,427	$18,992,693	$15,504,220

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Small Cap
	Opportunities Portfolio		The Kinetics Government Money Market Portfolio
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007

OPERATIONS:
Net investment income	$2,982,907	$3,464,783	$7,334	$29,647
Net realized gain (loss) on sale of investments, foreign currency and written options	(139,808,958)	10,942,305	(84)	—
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(332,405,475)	110,493,933	—	—

Net increase (decrease) in net assets resulting from operations	(469,231,526)	124,901,021	7,250	29,647

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	9,623,613	545,055,337	3,553,538	1,384,198
Withdrawals	(417,583,047)	(73,301,302)	(2,067,115)	(1,639,629)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(407,959,434)	471,754,035	1,486,423	(255,431)

Total increase (decrease) in net assets	(877,190,960)	596,655,056	1,493,673	(225,784)
NET ASSETS:
Beginning of year	1,087,716,872	491,061,816	1,212,575	1,438,359

End of year	$210,525,912	$1,087,716,872	$2,706,248	$1,212,575

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Market Opportunities Portfolio		The Water Infrastructure Portfolio
	For the	For the	For the	From June 29,
	Year Ended	Year Ended	Year Ended	2007ˆ through
	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007

OPERATIONS:
Net investment income	$1,128,258	$351,788	$242,835	$17,366
Net realized gain (loss) on sale of investments, foreign currency and written options	(26,773,299)	(139,936)	(5,821,675)	32,043
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(46,316,211)	15,574,685	(3,345,871)	33,213

Net increase (decrease) in net assets resulting from operations	(71,961,252)	15,786,537	(8,924,711)	82,622

NET INCREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	41,907,272	87,609,598	33,631,279	6,511,597
Withdrawals	(28,148,309)	(5,225,769)	(14,812,293)	(336,774)

Net increase in net assets resulting from beneficial interest transactions	13,758,963	82,383,829	18,818,986	6,174,823

Total increase (decrease) in net assets	(58,202,289)	98,170,366	9,894,275	6,257,445
NET ASSETS:
Beginning of year	115,751,435	17,581,069	6,257,445	—

End of year	$57,549,146	$115,751,435	$16,151,720	$6,257,445

^Commencement of operations.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

The Multi-Disciplinary
Portfolio
From February 11, 2008ˆ
through December 31, 2008

OPERATIONS:
Net investment loss	$(14,825)
Net realized loss on sale of investments and written options	(74,483)
Net change in unrealized depreciation of investments and written options	(18,321)

Net decrease in net assets resulting from operations	(107,629)

NET INCREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	605,549
Withdrawals	(79,634)

Net increase in net assets resulting from beneficial interest transactions	525,915

Total increase in net assets	418,286
NET ASSETS:
Beginning of year	—

End of year	$418,286

ˆ	Commencement of operations.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements
December 31, 2008

1.  Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio (formerly The Internet Emerging Growth Portfolio), The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, The Market Opportunities Portfolio, The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are “non-diversified” series of the Trust. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Water Infrastructure Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio invests primarily in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and secondarily in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry. The Water Infrastructure Portfolio invests primarily in securities issued by U.S. and foreign companies involved in water infrastructure and natural resources with a specific water theme and related activities. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, investing primarily in fixed income securities, including debt securities issued by the U.S. Government or its agencies, and in derivatives. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.  Significant Accounting Policies

Security Valuation
Master Portfolio securities (other than securities held by the Kinetics Government Money Market Portfolio) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Purchased non-exchange traded options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investment securities in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At December 31, 2008 0.00%, 2.76%, 1.00% and 0.00% fair valued securities were held by the Internet Portfolio, Global Portfolio, Paradigm Portfolio, and Small Cap Opportunities Portfolio, respectively.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

At December 31, 2008 the Paradigm Portfolio received as collateral securities with a total market value of $147,263,663. The detailed list of the securities received as collateral is listed below.

ING Financial Repurchase Agreement, 0.040%, due 01/02/2009, par value $144,373,000 Collateralized by:

Description	Fair Value

U.S. Treasury Bill, 0.330%, 10/22/2009	$140,548,619
FGLMC, Pool # G04588, 5.500%, 08/01/2038	6,715,044

Total	$147,263,663

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

registration of unregistered securities. At December 31, 2008 the Global Portfolio had restricted securities with an aggregate value of $30,821 representing 1.57% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investment. At December 31, 2008, the following Portfolios held illiquid securities:

		Percentage
	Market Value	of Net Assets

The Internet Portfolio	$634	0.00%
The Global Portfolio	17,850	0.91
The Paradigm Portfolio	12,901,309	1.00
The Small Cap Opportunities Portfolio	6,301	0.00

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interests in the respective Master Portfolios.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

Effective June 29, 2007, the Master Portfolios adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Portfolios must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Master Portfolios to analyze all open tax years, as defined by the relevant statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. As of December 31, 2008, open tax years include the tax years ended December 31, 2005 through 2008. The Portfolios have no examination in progress.

The Master Portfolios have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Portfolios’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3.  Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, the sub-adviser to the Water Infrastructure Portfolio, Aqua Terra Asset Management LLC, received compensation from the Adviser at the annual rate of 0.35% of daily net assets of the Water Infrastructure Portfolio. This sub-advisory agreement was terminated October 27, 2008. For the year ended December 31, 2008, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, The Market Opportunities Portfolio, The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio incurred expenses of $1,411,000, $35,211, $40,463,719, $236,014, $7,282,270, $11,053, $1,132,541, $238,093 and $5,304, respectively, pursuant to the Investment Advisory Agreements.

For the year ended December 31, 2008, the Trust was allocated $24,000 for the services of the Chief Compliance Officer employed by the Adviser.

During the fiscal year ended December 31, 2008, investments were made by the Adviser that caused the Paradigm Portfolio, the Small Cap Opportunities Portfolio and the Market Opportunities Portfolio to violate Rule 12(d)(3)-1 of the Investment Company Act of 1940. In general, Rule 12(d)(3)-1 provides that a fund may not acquire more than 5% of the outstanding shares of a class of an issuer’s equity securities or invest more than 5% of the fund’s total assets in that issuer’s equity securities if that issuer is engaged in securities related businesses. As a result, as determined by the Board of Trustees, the Adviser paid $415,007 and $66,781 to the Paradigm Portfolio and the Small Cap Opportunities Portfolio, respectively. Additionally, a receivable from the Adviser of $484,652 was recorded at December 31, 2008 in the Market Opportunities Portfolio.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

4.  Securities Transactions

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2008 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other

The Internet Portfolio	$—	$18,946,657	$—	$49,320,496
The Global Portfolio	—	3,499,689	—	2,590,022
The Paradigm Portfolio	—	956,066,777	—	1,321,030,407
The Medical Portfolio	—	11,532,895	—	5,060,950
The Small Cap Opportunities Portfolio	—	90,518,327	—	359,464,502
The Market Opportunities Portfolio	—	81,099,681	—	62,755,075
The Water Infrastructure Portfolio	—	27,646,246	—	9,444,524
The Multi-Disciplinary Portfolioˆ	—	—	—	—
ˆ Commenced operations on February 11, 2008.

As of December 31, 2008, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Net
	Appreciation	Appreciated	Depreciated	Cost of
	(Depreciation)	Securities	Securities	Investments

The Internet Portfolio	$(4,728,350)	$17,105,172	$(21,833,522)	$90,375,687
The Global Portfolio	(1,582,501)	106,183	(1,688,684)	3,619,031
The Paradigm Portfolio	(726,005,644)	264,492,612	(990,498,256)	2,405,862,512
The Medical Portfolio	(5,080,995)	2,239,772	(7,320,767)	28,836,087
The Small Cap Opportunities Portfolio	(144,414,279)	12,469,251	(156,883,530)	404,033,112
The Kinetics Government Money Market Portfolio	—	—	—	2,632,995
The Market Opportunities Portfolio	(29,817,903)	3,200,781	(33,018,684)	101,772,073
The Water Infrastructure Portfolio	(3,389,852)	903,572	(4,293,424)	20,943,749
The Multi-Disciplinary Portfolioˆ	(902)	—	(902)	345,251

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to wash loss deferrals, PFIC adjustments and partnership adjustments.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

For the year ended December 31, 2008, the Master Portfolios wrote the following options:

	Number	Premium
	of Contracts	Amount

The Internet Portfolio
Outstanding at the Beginning of Year	—	$—
Options Written	40	361,078

Outstanding at the End of Year	40	$361,078

The Paradigm Portfolio
Outstanding at the Beginning of Year	80	$109,758
Options Written	1,900	650,046
Options Closed	(1,980)	(759,804)

Outstanding at the End of Year	—	$—

The Medical Portfolio
Outstanding at the Beginning of Year	—	$—
Options Written	40	19,470

Outstanding at the End of Year	40	$19,470

The Small Cap Opportunities Portfolio
Outstanding at the Beginning of Year	—	$—
Options Written	20	3,940

Outstanding at the End of Year	20	$3,940

The Market Opportunities Portfolio
Outstanding at the Beginning of Year	—	$—
Options Written	20	180,539

Outstanding at the End of Year	20	$180,539

The Water Infrastructure Portfolio
Outstanding at the Beginning of Year	—	$—
Options Written	80	28,000
Options Closed	(80)	(28,000)

Outstanding at the End of Year	—	$—

The Multi-Disciplinary Portfolio
Outstanding at February 11, 2008ˆ	—	$—
Options Written	248	94,121
Options Exercised	(110)	(37,597)
Options Expired	(35)	(10,225)
Options Closed	(1)	(3,020)

Outstanding at the End of Year	102	$43,279

ˆ Commencement of operations.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

5.	Portfolio Securities Loaned

As of December 31, 2008, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at December 31, 2008, were as follows:

	Securities	Collateral

The Internet Portfolio	$9,471,644	$10,478,464
The Global Portfolio	90,227	98,047
The Paradigm Portfolio	407,863,511	418,498,897
The Medical Portfolio	4,413,275	4,783,206
The Small Cap Opportunities Portfolio	46,239,400	50,956,896
The Market Opportunities Portfolio	14,428,361	15,528,761
The Water Infrastructure Portfolio	2,744,778	2,726,704
The Multi-Disciplinary Portfolio	—	—

6.  Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2006	2005	2004

Ratio of expenses to average net assets:
Before expense reduction	1.34%	1.34%	1.39%	1.45%	1.50%
After expense reduction	1.34%	1.33%	1.33%	1.44%	1.44%
Ratio of net investment income to average net assets:
Before expense reduction	1.59%	1.58%	0.17%	1.35%	1.30%
After expense reduction	1.59%	1.59%	0.23%	1.36%	1.36%
Portfolio turnover rate	19%	15%	11%	12%	42%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

	The Global Portfolio
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2006	2005	2004

Ratio of expenses to average net assets:
Before expense reduction	2.46%	1.99%	1.62%	1.73%	1.78%
After expense reduction	2.46%	1.98%	1.46%	1.72%	1.73%
Ratio of net investment income to average net assets:
Before expense reduction	0.83%	3.73%	2.78%	4.30%	2.77%
After expense reduction	0.83%	3.74%	2.94%	4.31%	2.82%
Portfolio turnover rate	98%	22%	10%	2%	18%

	The Paradigm Portfolio
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2006	2005	2004

Ratio of expenses to average net assets:
Before expense reduction	1.33%	1.33%	1.40%	1.45%	1.52%
After expense reduction	1.33%	1.33%	1.32%	1.40%	1.42%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.86%	0.75%	0.85%	0.07%	(0.18% )
After expense reduction	0.86%	0.75%	0.93%	0.12%	(0.08% )
Portfolio turnover rate	34%	8%	3%	5%	52%

	The Medical Portfolio
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2006	2005	2004

Ratio of expenses to average net assets:
Before expense reduction	1.42%	1.49%	1.44%	1.50%	1.58%
After expense reduction	1.42%	1.40%	1.34%	1.49%	1.57%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	1.02%	0.42%	0.33%	(0.17% )	(0.33% )
After expense reduction	1.02%	0.51%	0.43%	(0.16% )	(0.32% )
Portfolio turnover rate	28%	38%	20%	2%	13%

	The Small Cap Opportunities Portfolio
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2006	2005	2004

Ratio of expenses to average net assets:
Before expense reduction	1.36%	1.34%	1.40%	1.48%	1.55%
After expense reduction	1.36%	1.31%	1.27%	1.37%	1.21%
Ratio of net investment income to average net assets:
Before expense reduction	0.51%	0.38%	0.30%	0.46%	1.51%
After expense reduction	0.51%	0.41%	0.43%	0.57%	1.85%
Portfolio turnover rate	16%	17%	6%	4%	96%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

	The Kinetics Government
	Money Market Portfolio
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2006	2005	2004

Ratio of expenses to average net assets:
Before expense reduction	1.24%	2.22%	1.56%	1.37%	0.83%
After expense reduction	1.24%	2.22%	1.17%	1.37%	0.83%
Ratio of net investment income to average net assets:
Before expense reduction	0.33%	2.47%	3.13%	1.58%	0.18%
After expense reduction	0.33%	2.47%	3.52%	1.58%	0.18%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

	The Market
	Opportunities Portfolio
	For the	For the	January 31,
	Year Ended	Year Ended	2006ˆthrough
	December 31,	December 31,	December 31,
	2008	2007	2006

Ratio of expenses to average net assets:
Before expense reduction	1.36%	1.44%	1.81%	(1)
After expense reduction	1.36%	1.44%	1.61%	(1)
Ratio of net investment income to average net assets:
Before expense reduction	1.25%	0.61%	0.16%	(1)
After expense reduction	1.25%	0.61%	0.36%	(1)
Portfolio turnover rate	77%	14%	0%

	The Water
	Infrastructure Portfolio
	For the	June 29,
	Year Ended	2007ˆthrough
	December 31,	December 31,
	2008	2007

Ratio of expenses to average net assets:
Before expense reduction	1.49%	2.01%	(1)
After expense reduction	1.49%	2.01%	(1)
Ratio of net investment income to average net assets
Before expense reduction	1.27%	0.96%	(1)
After expense reduction	1.27%	0.96%	(1)
Portfolio turnover rate	66%	7%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

	The Multi-
	Disciplinary Portfolio
	February 11, 2008ˆ
	through
	December 31, 2008

Ratio of expenses to average net assets:
Before expense reduction	5.09	%(1)
After expense reduction	5.09	%(1)
Ratio of net investment income (loss) to average net assets
Before expense reduction	(3.49	)%(1)
After expense reduction	(3.49	)%(1)
Portfolio turnover rate	N/A	(2)

ˆ	Commencement of operations.
(1)	Annualized.
(2)	This Portfolio did not hold any long term securities during the period, therefore the portfolio turnover is not applicable.

7.  FAS 157 — Summary of Fair Value Exposure

In September 2006, FASB issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

The Internet Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

		Written
	Investments in	Options
Description	Securities	Contracts

Level 1 — Quoted prices	$83,354,913	$815,000
Level 2 — Other significant observable inputs	2,291,790	—
Level 3 — Significant unobservable inputs	634	—

Total	$85,647,337	$815,000

The Global Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

		Written
	Investments in	Options
Description	Securities	Contracts

Level 1 — Quoted prices	$1,910,480	$—
Level 2 — Other significant observable inputs	71,930	—
Level 3 — Significant unobservable inputs	54,120	—

Total	$2,036,530	$—

The Paradigm Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

		Written
	Investments in	Options
Description	Securities	Contracts

Level 1 — Quoted prices	$1,518,366,717	$—
Level 2 — Other significant observable inputs	148,588,842	—
Level 3 — Significant unobservable inputs	12,901,309	—

Total	$1,679,856,868	$—

The Medical Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

		Written
	Investments in	Options
Description	Securities	Contracts

Level 1 — Quoted prices	$23,755,092	$1,040
Level 2 — Other significant observable inputs	—	—
Level 3 — Significant unobservable inputs	—	—

Total	$23,755,092	$1,040

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

		Written
	Investments in	Options
Description	Securities	Contracts

Level 1 — Quoted prices	$250,288,933	$5,250
Level 2 — Other significant observable inputs	9,323,599	—
Level 3 — Significant unobservable inputs	6,301	—

Total	$259,618,833	$5,250

The Government Money Market Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

		Written
	Investments in	Options
Description	Securities	Contracts

Level 1 — Quoted prices	$—	$—
Level 2 — Other significant observable inputs	2,632,995	—
Level 3 — Significant unobservable inputs	—	—

Total	$2,632,995	$—

The Market Opportunities Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

		Written
	Investments in	Options
Description	Securities	Contracts

Level 1 — Quoted prices	$70,039,674	$407,500
Level 2 — Other significant observable inputs	1,914,496	—
Level 3 — Significant unobservable inputs	—	—

Total	$71,954,170	$407,500

The Water Infrastructure Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

		Written
	Investments in	Options
Description	Securities	Contracts

Level 1 — Quoted prices	$17,408,140	$—
Level 2 — Other significant observable inputs	145,757	—
Level 3 — Significant unobservable inputs	—	—

Total	$17,553,897	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

The Multi-Disciplinary Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

		Written
	Investments in	Options
Description	Securities	Contracts

Level 1 — Quoted prices	$40,350	$60,698
Level 2 — Other significant observable inputs	303,999	—
Level 3 — Significant unobservable inputs	—	—

Total	$344,349	$60,698

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	The Internet Portfolio		The Global Portfolio
	Investments	Written Options	Investments	Written Options
Description	in Securities	Contracts	in Securities	Contracts

Balance as of December 31, 2007	$—	$—	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)*	—	—	—	—
Change in unrealized appreciation	—	—	—	—
(depreciation)	—	—	—	—
Net purchases (sales)	—	—	—	—
Transfer in and/or out of Level 3	634	—	54,120	—

Balance as of December 31, 2008	$634	$—	$54,120	$—

	The Paradigm Portfolio		The Small Cap Opportunities Portfolio
	Investments	Written Options	Investments	Written Options
Description	in Securities	Contracts	in Securities	Contracts

Balance as of December 31, 2007	$—	$—	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)*	—	—	—	—
Change in unrealized appreciation	—	—	—	—
(depreciation)	—	—	—	—
Net purchases (sales)	—	—	—	—
Transfer in and/or out of Level 3	12,901,309	—	6,301	—

Balance as of December 31, 2008	$12,901,309	$—	$6,301	$—

8.  New Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivative

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2008

instruments and hedging activities are accounted for, and how derivative instruments and related hedging activities affect an entity’s financial performance and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

9.  Information about Proxy Voting (Unaudited)

Information regarding how Kinetics Portfolios Trust votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfund.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

10.  Information about the Portfolio Holdings (Unaudited)

The Kinetics Portfolios Trust file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

KINETICS PORTFOLIOS TRUST
Report of Independent Registered
Public Accounting Firm

To the Shareholders of and Board of Trustees
Kinetics Portfolios Trust
Elmsford, New York

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, The Market Opportunities Portfolio, The Water Infrastructure Portfolio, and The Multi-Disciplinary Portfolio, each a series of shares of Kinetics Portfolios Trust (the “Trust”), as of December 31, 2008, and the related statements of operations, the statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform, nor were the Portfolios required to have, an audit of the Trust’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the above mentioned Portfolios as of December 31, 2008, the results of their operations, the changes in their net assets and financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 27, 2009

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KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Directors are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios’ shareholders and are governed by the laws of the State of Delaware in this regard.

Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust, length of time served, principal occupations over at least the last five years, number of Funds and Portfolios overseen and any other Directorships held. The SAI includes additional information about the Funds’ officers and directors and is available, without charge, upon request by calling 1-800-930-3828.

KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios — (Continued)

Board of Directors/Board of Trustees

Independent Directors/Trustees

			Number of
			Portfolios/Funds in
		Term of Office/	Fund Complex**
	Position(s) with the	Length of	Overseen by
Name and Address	Company and Trust	Time Served	Trustee/Director

John J. Sullivan Year Born: 1931 c/o Kinetics Asset Management, Inc. 555 Taxter Road Suite 175 Elmsford, New York, 10523	Independent Director/Trustee	Indefinite/ Since 2000	18
Steven T. Russell Year Born: 1964 c/o Kinetics Asset Management, Inc. 555 Taxter Road Suite 175 Elmsford, New York, 10523	Independent Director/Trustee	Indefinite/ Since 2000	18
Douglas Cohen, C.P.A Year Born: 1961 c/o Kinetics Asset Management, Inc. 555 Taxter Road Suite 175 Elmsford, New York, 10523	Independent Director/Trustee	Indefinite/ Since 2000	18
William J. Graham Year Born: 1962 c/o Kinetics Asset Management, Inc. 555 Taxter Road Suite 175 Elmsford, New York, 10523	Independent Director/Trustee	Indefinite/ Since 2000	18
Joseph E. Breslin Year Born: 1953 c/o Kinetics Asset Management, Inc. 555 Taxter Road Suite 175 Elmsford, New York, 10523	Independent Director/Trustee	Indefinite/ Since 2000	18
James M. Breen Year Born: 1959 c/o Kinetics Asset Management, Inc. 555 Taxter Road Suite 175 Elmsford, New York, 10523	Independent Director/Trustee	Indefinite/ Since 2008	18

Principal Occupation During the Past Five Years	Other Directorships Held by Trustee/Director

Retired; Senior Advisor, Long Term Credit Bank of Japan, Ltd.; Executive Vice President, Long Term Credit Bank Trust Company (1987-1999)	Director, The Kinetics Funds (a private investment company) (2003 to Present)
Attorney and Counselor at Law, Partner, Law Firm of Russell and Fig (since September 2002); Steven Russell Law Firm (1994 to 2002); Professor of Business Law, Suffolk County Community College (1997 to Present)	N/A
Sunrise Credit Services, Inc. (2005 to Present); Wagner & Zwerman, LLP Certified Public Accountant (1997 to 2005); Leon D. Alpern & Co. (1985 to 1997)	Director, The Kinetics Funds (a private investment company) (1996 to Present)
Attorney, William J. Graham, PC (2001 to Present); Bracken & Margolin, LLP (1997 to 2001)	N/A
Chief Operating Officer, Central Park Credit Holdings, (2007-Present) Chief Operating Officer, Aladdin Capital Management (2005-2007); Independent Consultant Whitehall Asset Management (May 2003 to 2004); Consultant, Independence Community Bank (2003-2005); Senior Managing Director, Marketing & Sales, Whitehall Asset Management, a financial services company (1999 to May 2003)	Director, AIP Alternative Strategies Fund
Assistant Attache, Immigration & Customs Enforcement (ICE)	N/A

KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios — (Continued)

Board of Directors/Board of Trustees (Continued)

Interested Directors/Trustees and Officers

			Number of
			Portfolios/Funds in
		Term of Office/	Fund Complex**
	Position(s) with the	Length of	Overseen by
Name and Address	Company and Trust	Time Served	Trustee/Director

Murray Stahl* Year Born: 1953 c/o Kinetics Asset Management, Inc. 555 Taxter Road Suite 175 Elmsford, New York, 10523	Director/Trustee and Secretary	Indefinite/ Since 2000	18
Peter B. Doyle* Year Born: 1962 c/o Kinetics Asset Management, Inc. 555 Taxter Road Suite 175 Elmsford, New York, 10523	Director/Trustee, President and Chairman of the Board	Indefinite/ Since 2002	18
Leonid Polyakov* Year Born: 1959 c/o Kinetics Asset Management, Inc. 555 Taxter Road Suite 175 Elmsford, New York, 10523	Director/Trustee and Treasurer	Indefinite/ Since 2002	18

*	Directors/Trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser.

Principal Occupation During the Past Five Years	Other Directorships Held by Trustee/Director

Chairman, The FRMO Corp. (2001 to Present) (provides consulting services to private investment funds and research services with respect to marketable securities); Chairman, Horizon Asset Management, an investment adviser (1994 to Present); Director of Research, Kinetics Asset Management and Kinetics Mutual Funds, Inc.	Chairman of Horizon Asset Management; Chairman of FRMO Corporation
President, Kinetics Asset Management and Kinetics Fund Distributors, Inc. (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); Director and Officer, Horizon Asset Management, Inc. (1994 to Present); Chief Investment Strategist, Kinetics Asset Management and Kinetics Mutual Funds, Inc. (1998 to Present)	Director, The Kinetics Funds (a private investment company) (2001 to Present); Director and Officer of FRMO Corporation
CFO, Kinetics Asset Management, Inc. (2000 to Present); President, Kinetics Funds Distributor, Inc. (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); CFO, KBD Securities, LLC (2000 to Present); Vice-President, JP Morgan (1997 to 2000)	Director, The Kinetics Funds (a private investment company) (2001 to Present)

**	The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
Privacy Policy

We collect the following nonpublic personal information about you:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Kinetics Mutual
Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202
INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management, Inc.
555 Taxter Road
Suite 175
Elmsford, NY 10523
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103
DISTRIBUTOR
Kinetics Funds Distributor, Inc.
555 Taxter Road
Suite 175
Elmsford, NY 10523
ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.
The registrant has adopted a code of ethics (“Code of Ethics”) that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of trustees/directors has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Douglas Cohen and Mr. Joseph Breslin are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Items 4(a) to 4(d).
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refers to performing an audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refers to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refers to products and services provided by the principal accountant other than audit services, audit-related services and tax services. The following table details the aggregate fees billed for each of the last two fiscal years for audit services, audit-related services, tax fees and other services by the principal accountant.

	FYE 12/31/2008	FYE 12/31/2007	FYE 12/31/2008	FYE 12/31/2007
	Kinetics Portfolios	Kinetics Portfolios	Kinetics Mutual	Kinetics Mutual
	Trust	Trust	Funds	Funds

Audit Fees	76,000	67,200	76,000	67,200
Audit-Related Fees	0	0	0	0
Tax Fees	21,500	18,800	21,500	20,300
All Other Fees	0	0	0	0

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Items 4(e) to 4(h).
     (e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant to provide such service.
     (e)(2) There were no services approved by the audit committee pursuant to paragraph (c)(7)(i)(C) Rule 2-01 of Regulation S-X.
     (f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).
     (g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for the fiscal year ended December 31, 2007 and $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for the fiscal year ended December 31, 2008.
     (h) Not applicable as the response to (g) of this item is none.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

2

Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a) (1) Code of Ethics is filed herewith.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Not applicable to open-end investment companies.
     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
By (Signature and Title)*	/s/ Peter B. Doyle
Peter B. Doyle, President
Date March 6, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter B. Doyle
Peter B. Doyle, President
Date March 6, 2009

By (Signature and Title)*	/s/ Leonid Polyakov
Leonid Polyakov, Treasurer
Date March 6, 2009

*	Print the name and title of each signing officer under his or her signature.

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